Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
COI-NPRT3-0424
1.9887941.105
Nonconvertible Bonds - 14.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
1.65% 2/1/28		2,253,000	1,982,419
2.25% 2/1/32		8,095,000	6,491,935
2.55% 12/1/33		18,825,000	14,847,764
2.75% 6/1/31		7,200,000	6,135,801
3.55% 9/15/55		11,426,000	7,783,714
3.65% 9/15/59		2,396,000	1,620,666
3.8% 12/1/57		49,962,000	35,162,483
4.3% 2/15/30		10,554,000	10,065,436
4.5% 5/15/35		2,388,000	2,198,933
4.75% 5/15/46		41,310,000	36,179,725
5.4% 2/15/34		5,000,000	5,006,604
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,046,000	1,928,355
Cogent Communications Group, Inc. 7% 6/15/27 (b)		1,010,000	1,008,606
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		435,000	420,428
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	300,000	323,443
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	49,725
10.5% 5/15/30 (b)		154,000	157,850
NTT Finance Corp.:
1.162% 4/3/26 (b)		2,595,000	2,390,510
1.591% 4/3/28 (b)		3,586,000	3,145,119
Sprint Capital Corp. 8.75% 3/15/32		2,165,000	2,614,720
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	562,500
Verizon Communications, Inc.:
2.1% 3/22/28		2,703,000	2,406,727
2.355% 3/15/32		21,895,000	17,752,214
2.55% 3/21/31		3,016,000	2,541,964
2.987% 10/30/56		1,378,000	856,174
3% 11/20/60		5,215,000	3,172,659
3.15% 3/22/30		449,000	401,495
3.7% 3/22/61		7,473,000	5,280,355
3.75% 2/28/36	EUR	625,000	664,969
4.016% 12/3/29		6,227,000	5,900,527
4.329% 9/21/28		1,412,000	1,370,456
4.4% 11/1/34		8,120,000	7,552,627
4.5% 8/10/33		653,000	616,239
4.862% 8/21/46		5,000,000	4,582,719
Virgin Media Finance PLC 5% 7/15/30 (b)		1,336,000	1,153,276
			194,329,137
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		1,070,000	937,138
The Walt Disney Co. 6.65% 11/15/37		5,862,000	6,640,117
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	656,281
			8,233,536
Media - 0.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		940,000	874,905
Altice Financing SA 5% 1/15/28 (b)		1,415,000	1,251,909
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	756,077
4.5% 8/15/30 (b)		8,220,000	6,818,654
4.5% 5/1/32		4,180,000	3,302,219
5% 2/1/28 (b)		4,201,000	3,876,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		12,000,000	9,116,835
2.8% 4/1/31		25,100,000	20,283,814
3.7% 4/1/51		24,646,000	14,961,239
3.85% 4/1/61		14,293,000	8,301,919
3.9% 6/1/52		40,000,000	25,147,950
4.2% 3/15/28		1,724,000	1,616,016
4.8% 3/1/50		29,000,000	20,985,014
4.908% 7/23/25		1,662,000	1,639,003
5.25% 4/1/53		16,283,000	12,641,838
5.375% 5/1/47		49,708,000	39,253,954
5.5% 4/1/63		2,304,000	1,782,141
5.75% 4/1/48		18,275,000	15,213,376
6.15% 11/10/26		7,200,000	7,262,932
6.834% 10/23/55		10,000,000	9,475,545
Comcast Corp.:
2.937% 11/1/56		1,612,000	991,915
2.987% 11/1/63		6,248,000	3,753,709
3.75% 4/1/40		1,000,000	818,484
3.95% 10/15/25		1,057,000	1,038,568
3.999% 11/1/49		26,352,000	20,947,209
CSC Holdings LLC 6.5% 2/1/29 (b)		1,300,000	1,133,171
Discovery Communications LLC:
3.625% 5/15/30		6,977,000	6,132,530
3.95% 3/20/28		8,095,000	7,578,698
4.65% 5/15/50		20,947,000	15,884,786
Fox Corp.:
5.476% 1/25/39		2,264,000	2,114,979
5.576% 1/25/49		1,502,000	1,373,868
Gray Television, Inc. 4.75% 10/15/30 (b)		445,000	286,733
Lamar Media Corp. 3.625% 1/15/31		815,000	703,736
Nexstar Media, Inc. 5.625% 7/15/27 (b)		1,940,000	1,838,498
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		425,000	336,168
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)		10,000,000	8,603,578
5% 8/1/27 (b)		1,705,000	1,624,230
5.5% 7/1/29 (b)		5,890,000	5,569,908
TEGNA, Inc.:
4.625% 3/15/28		1,615,000	1,449,947
5% 9/15/29		115,000	101,200
Time Warner Cable LLC:
4.5% 9/15/42		886,000	648,778
5.5% 9/1/41		13,379,000	11,029,496
5.875% 11/15/40		12,748,000	10,994,731
6.55% 5/1/37		7,048,000	6,638,709
6.75% 6/15/39		5,390,000	5,085,900
7.3% 7/1/38		8,091,000	8,066,864
Univision Communications, Inc. 8% 8/15/28 (b)		650,000	653,471
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	388,851
VZ Secured Financing BV 5% 1/15/32 (b)		1,790,000	1,527,885
Warnermedia Holdings, Inc.:
3.755% 3/15/27		17,094,000	16,175,006
4.054% 3/15/29		6,665,000	6,173,578
4.279% 3/15/32		52,515,000	46,328,052
5.05% 3/15/42		9,304,000	7,823,899
5.141% 3/15/52		75,384,000	61,256,707
5.391% 3/15/62		3,419,000	2,758,195
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		745,000	637,475
Ziggo BV 4.875% 1/15/30 (b)		265,000	236,065
			473,267,375
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	6,068,356
5.125% 1/15/28 (b)		1,170,000	1,114,168
Rogers Communications, Inc.:
3.2% 3/15/27		2,876,000	2,707,968
3.8% 3/15/32		7,438,000	6,610,277
4.55% 3/15/52		9,856,000	8,133,711
T-Mobile U.S.A., Inc.:
2.4% 3/15/29		3,185,000	2,805,436
2.625% 4/15/26		2,931,000	2,773,754
2.7% 3/15/32		13,401,000	11,153,454
2.875% 2/15/31		1,445,000	1,243,015
3.5% 4/15/25		1,448,000	1,415,560
3.75% 4/15/27		15,510,000	14,867,212
3.875% 4/15/30		22,877,000	21,234,797
5.65% 1/15/53		2,491,000	2,477,412
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		2,955,000	2,506,195
Vodafone Group PLC:
3.25% 6/4/81 (c)		1,806,000	1,676,086
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,352,845
6.25% 10/3/78 (Reg. S) (c)		1,068,000	1,062,553
			89,202,799
TOTAL COMMUNICATION SERVICES			765,032,847
CONSUMER DISCRETIONARY - 0.9%
Automobile Components - 0.0%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)		460,000	465,568
Dana, Inc. 4.5% 2/15/32		475,000	398,957
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)		635,000	660,241
8.375% 5/1/28 (b)		310,000	324,719
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	500,000	561,703
Schaeffler AG:
3.375% 10/12/28 (Reg. S)	EUR	900,000	933,811
4.75% 8/14/29 (Reg. S)	EUR	100,000	109,296
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,396,316
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		630,000	643,238
			5,493,849
Automobiles - 0.2%
Daimler Finance North America LLC 4.8% 3/30/28 (b)		6,600,000	6,550,631
Ford Motor Co.:
3.25% 2/12/32		7,505,000	6,154,527
5.291% 12/8/46		925,000	799,914
General Motors Co.:
5% 4/1/35		1,419,000	1,325,858
5.2% 4/1/45		1,619,000	1,428,948
5.4% 4/1/48		654,000	585,591
5.6% 10/15/32		3,114,000	3,107,607
5.95% 4/1/49		3,089,000	2,975,518
6.125% 10/1/25		1,724,000	1,737,989
General Motors Financial Co., Inc.:
1.05% 3/8/24		693,000	692,639
1.25% 1/8/26		5,114,000	4,738,886
2.35% 2/26/27		1,414,000	1,296,204
3.1% 1/12/32		7,510,000	6,273,484
4.3% 4/6/29		6,975,000	6,617,963
4.35% 4/9/25		2,069,000	2,042,098
5.4% 4/6/26		7,700,000	7,703,489
5.4% 5/8/27		12,300,000	12,305,521
5.85% 4/6/30		10,453,000	10,591,033
6% 1/9/28		1,900,000	1,939,773
6.4% 1/9/33		5,000,000	5,197,895
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)		3,733,000	3,393,303
2.691% 9/15/31 (b)		6,943,000	5,745,927
Thor Industries, Inc. 4% 10/15/29 (b)		555,000	491,175
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		4,238,000	3,946,358
1.625% 11/24/27 (b)		7,473,000	6,602,639
4.35% 6/8/27 (b)		3,394,000	3,309,725
4.75% 11/13/28 (b)		5,027,000	4,966,344
5.7% 9/12/26 (b)		8,400,000	8,477,918
			120,998,957
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	1,940,419
2.7% 2/9/41		12,255,000	8,417,714
John Lewis PLC 6.125% 1/21/25	GBP	2,887,000	3,629,596
Kohl's Corp. 4.25% 7/17/25		35,000	34,007
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,800,000	2,162,446
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		810,000	682,425
4.125% 8/1/30 (b)		170,000	150,183
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	8,415,200
4.375% 4/1/30		1,935,000	1,709,573
			27,141,563
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32		3,756,000	3,096,265
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		1,265,000	1,253,400
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43		223,000	229,340
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	3,113,618
Service Corp. International 5.125% 6/1/29		1,570,000	1,532,006
Sotheby's 7.375% 10/15/27 (b)		430,000	413,025
			6,541,389
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc. 5% 2/1/28 (b)		5,130,000	4,916,202
Caesars Entertainment, Inc. 6.5% 2/15/32 (b)		1,230,000	1,239,204
Carnival Corp.:
7% 8/15/29 (b)		1,415,000	1,467,770
7.625% 3/1/26 (b)		915,000	926,904
Churchill Downs, Inc. 6.75% 5/1/31 (b)		810,000	810,483
Garden SpinCo Corp. 8.625% 7/20/30 (b)		110,000	116,611
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	563,812
3.75% 5/1/29 (b)		1,300,000	1,180,825
4% 5/1/31 (b)		2,935,000	2,607,697
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		850,000	849,998
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	160,008
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	875,000	1,014,305
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)		1,200,000	1,173,000
MGM Resorts International 5.75% 6/15/25		1,320,000	1,318,139
NCL Corp. Ltd.:
5.875% 2/15/27 (b)		765,000	756,066
8.375% 2/1/28 (b)		255,000	267,690
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	240,295
5.5% 4/1/28 (b)		1,555,000	1,526,573
6.25% 3/15/32 (b)(d)		430,000	431,231
7.25% 1/15/30 (b)		230,000	239,125
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,260,000	1,439,903
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	4,081,218
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		490,000	455,579
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		630,000	650,590
Yum! Brands, Inc.:
3.625% 3/15/31		5,083,000	4,470,108
5.35% 11/1/43		125,000	119,828
			33,023,164
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		525,000	463,284
Lennar Corp.:
4.75% 11/29/27		9,429,000	9,278,486
5% 6/15/27		12,243,000	12,141,629
LGI Homes, Inc. 8.75% 12/15/28 (b)		405,000	424,491
Newell Brands, Inc.:
6.375% 4/1/36 (e)		270,000	237,143
6.625% 9/15/29		1,995,000	1,909,648
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		880,000	731,937
4% 4/15/29 (b)		590,000	528,843
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	1,727,294
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	13,870,211
4.875% 11/15/25		1,517,000	1,498,228
4.875% 3/15/27		739,000	726,689
TopBuild Corp. 4.125% 2/15/32 (b)		930,000	814,521
			44,352,404
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		435,000	432,916
Mattel, Inc.:
3.75% 4/1/29 (b)		680,000	621,037
6.2% 10/1/40		475,000	467,024
			1,520,977
Specialty Retail - 0.3%
Advance Auto Parts, Inc.:
1.75% 10/1/27		3,120,000	2,695,814
5.95% 3/9/28		5,301,000	5,295,786
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	159,415
5% 2/15/32 (b)		390,000	346,241
AutoNation, Inc.:
1.95% 8/1/28		7,691,000	6,578,138
2.4% 8/1/31		26,621,000	21,083,866
3.85% 3/1/32		3,363,000	2,936,447
4.75% 6/1/30		1,650,000	1,569,376
AutoZone, Inc.:
3.625% 4/15/25		187,000	183,569
4% 4/15/30		30,823,000	29,011,518
6.25% 11/1/28		12,000,000	12,478,823
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		2,220,000	2,232,190
6.875% 11/1/35		1,385,000	1,385,695
Champions Financing, Inc. 8.75% 2/15/29 (b)		645,000	658,848
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	122,705
Gap, Inc. 3.875% 10/1/31 (b)		475,000	383,158
LCM Investments Holdings:
4.875% 5/1/29 (b)		120,000	107,766
8.25% 8/1/31 (b)		360,000	367,414
Lowe's Companies, Inc.:
1.7% 9/15/28		1,724,000	1,497,774
3% 10/15/50		7,286,000	4,700,776
3.75% 4/1/32		36,608,000	33,264,566
4.25% 4/1/52		14,990,000	12,043,346
4.45% 4/1/62		36,330,000	29,007,080
4.5% 4/15/30		2,414,000	2,345,437
4.8% 4/1/26		4,400,000	4,373,116
5.15% 7/1/33		15,000,000	14,934,312
5.625% 4/15/53		12,017,000	11,926,432
O'Reilly Automotive, Inc.:
3.9% 6/1/29		5,541,000	5,259,885
4.2% 4/1/30		193,000	183,200
Ross Stores, Inc.:
0.875% 4/15/26		2,791,000	2,552,542
4.6% 4/15/25		3,207,000	3,175,892
The Home Depot, Inc.:
2.5% 4/15/27		123,000	114,622
5.95% 4/1/41		527,000	562,176
Triton Container International Ltd. 1.15% 6/7/24 (b)		3,394,000	3,336,200
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	163,957
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		545,000	559,988
			217,598,070
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		485,000	412,637
Hanesbrands, Inc. 4.875% 5/15/26 (b)		1,015,000	979,499
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	84,956
Levi Strauss & Co. 3.5% 3/1/31 (b)		555,000	480,946
Tapestry, Inc.:
3.05% 3/15/32		52,782,000	42,768,985
7% 11/27/26		12,776,000	13,121,621
7.05% 11/27/25		4,737,000	4,825,438
7.35% 11/27/28		15,240,000	15,941,076
7.7% 11/27/30		21,792,000	23,107,129
7.85% 11/27/33		15,692,000	16,974,758
The William Carter Co. 5.625% 3/15/27 (b)		746,000	731,883
Wolverine World Wide, Inc. 4% 8/15/29 (b)		630,000	504,788
			119,933,716
TOTAL CONSUMER DISCRETIONARY			579,700,354
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		1,946,000	1,862,537
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		2,379,000	2,200,895
5.8% 1/23/59 (Reg. S)		14,304,000	15,184,659
Constellation Brands, Inc. 2.875% 5/1/30		5,370,000	4,716,129
Molson Coors Beverage Co. 3% 7/15/26		1,552,000	1,478,172
			25,442,392
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)		797,000	734,484
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,040,292
4.625% 1/15/27 (b)		925,000	891,739
6.5% 2/15/28 (b)		2,910,000	2,928,068
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		6,932,000	6,178,671
C&S Group Enterprises LLC 5% 12/15/28 (b)		800,000	633,781
Dollar General Corp.:
3.5% 4/3/30		6,956,000	6,293,938
4.625% 11/1/27		2,000,000	1,961,734
Dollar Tree, Inc.:
2.65% 12/1/31		7,473,000	6,219,785
4% 5/15/25		4,207,000	4,131,700
4.2% 5/15/28		3,971,000	3,829,905
KeHE Distributor / Nextwave 9% 2/15/29 (b)		635,000	636,864
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	300,000	337,680
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,140,000	1,254,580
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	119,121
7.25% 1/15/32 (b)		560,000	578,139
			38,770,481
Food Products - 0.3%
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		490,000	492,543
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		1,115,000	1,093,661
6% 6/15/30 (b)		160,000	157,671
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		395,000	407,309
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27		23,449,000	21,513,104
3% 2/2/29		1,724,000	1,511,260
3% 5/15/32		21,344,000	17,089,208
3.625% 1/15/32		24,530,000	20,625,687
4.375% 2/2/52		3,413,000	2,455,406
5.125% 2/1/28		11,858,000	11,618,613
5.5% 1/15/30		64,947,000	63,300,061
5.75% 4/1/33		31,805,000	30,845,065
6.5% 12/1/52		4,982,000	4,790,234
JDE Peet's BV:
1.375% 1/15/27 (b)		3,516,000	3,144,118
2.25% 9/24/31 (b)		3,962,000	3,099,567
Kraft Heinz Foods Co.:
4.875% 10/1/49		10,000,000	8,921,425
7.125% 8/1/39 (b)		9,489,000	10,800,309
Lamb Weston Holdings, Inc.:
4.375% 1/31/32 (b)		855,000	763,887
4.875% 5/15/28 (b)		1,825,000	1,767,564
Pilgrim's Pride Corp. 4.25% 4/15/31		1,190,000	1,063,662
Post Holdings, Inc.:
4.625% 4/15/30 (b)		1,455,000	1,323,869
6.25% 2/15/32 (b)		515,000	517,662
Smithfield Foods, Inc. 3% 10/15/30 (b)		1,317,000	1,084,301
TreeHouse Foods, Inc. 4% 9/1/28		640,000	564,800
Viterra Finance BV 4.9% 4/21/27 (b)		8,282,000	8,107,265
			217,058,251
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	790,000	872,690
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		470,000	479,597
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		870,000	884,138
Kenvue, Inc.:
5% 3/22/30		6,400,000	6,418,611
5.05% 3/22/28		6,400,000	6,440,762
Prestige Brands, Inc. 3.75% 4/1/31 (b)		540,000	466,511
			14,689,619
Tobacco - 0.2%
Altria Group, Inc.:
2.35% 5/6/25		346,000	334,112
2.45% 2/4/32		3,659,000	2,930,455
4.8% 2/14/29		2,436,000	2,391,839
BAT Capital Corp.:
2.125% 8/15/25	GBP	221,000	265,218
2.259% 3/25/28		7,192,000	6,364,354
2.726% 3/25/31		9,590,000	7,906,001
3.215% 9/6/26		7,027,000	6,663,433
3.222% 8/15/24		2,997,000	2,961,633
3.557% 8/15/27		1,312,000	1,240,303
3.984% 9/25/50		3,114,000	2,125,423
4.7% 4/2/27		3,434,000	3,360,803
5.834% 2/20/31		10,100,000	10,065,072
6.421% 8/2/33		8,000,000	8,229,612
7.75% 10/19/32		5,978,000	6,680,952
BAT International Finance PLC:
1.668% 3/25/26		4,276,000	3,961,603
4.448% 3/16/28		4,764,000	4,594,339
5.931% 2/2/29		6,000,000	6,127,389
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		2,862,000	2,831,320
3.5% 7/26/26 (b)		4,835,000	4,599,377
4.25% 7/21/25 (b)		2,935,000	2,876,477
6.125% 7/27/27 (b)		1,197,000	1,218,532
Philip Morris International, Inc.:
4.375% 11/15/41		1,174,000	997,935
5.125% 11/17/27		5,500,000	5,509,303
5.125% 2/15/30		11,162,000	11,107,973
5.125% 2/13/31		5,200,000	5,121,494
5.625% 11/17/29		5,449,000	5,579,380
5.75% 11/17/32		5,790,000	5,906,137
Reynolds American, Inc.:
4.45% 6/12/25		204,000	200,870
5.7% 8/15/35		171,000	163,339
			122,314,678
TOTAL CONSUMER STAPLES			419,148,111
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26		656,000	605,021
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)		105,530	111,598
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		640,000	651,569
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		1,275,000	1,310,275
Technip Energies NV 1.125% 5/28/28	EUR	665,000	643,499
Valaris Ltd. 8.375% 4/30/30 (b)		805,000	825,437
			4,147,399
Oil, Gas & Consumable Fuels - 1.3%
Altus Midstream LP:
5.875% 6/15/30 (b)		445,000	433,614
6.625% 12/15/28 (b)		820,000	830,089
Apache Corp.:
5.1% 9/1/40		330,000	276,121
5.25% 2/1/42		1,095,000	902,280
5.35% 7/1/49		80,000	64,856
Boardwalk Pipelines LP 4.95% 12/15/24		2,304,000	2,286,815
Canadian Natural Resources Ltd.:
2.95% 7/15/30		8,571,000	7,446,006
3.9% 2/1/25		3,591,000	3,532,490
5.85% 2/1/35		296,000	295,676
6.25% 3/15/38		2,434,000	2,501,651
Cenovus Energy, Inc.:
2.65% 1/15/32		768,000	627,862
3.75% 2/15/52		2,379,000	1,699,328
4.25% 4/15/27		7,315,000	7,085,723
5.25% 6/15/37		657,000	609,516
5.375% 7/15/25		5,690,000	5,665,085
5.4% 6/15/47		1,485,000	1,360,432
6.75% 11/15/39		3,025,000	3,278,367
Cheniere Energy Partners LP 3.25% 1/31/32		1,695,000	1,416,669
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	100,608
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)		11,500,000	11,712,285
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		4,337,000	4,417,682
6.036% 11/15/33 (b)		11,691,000	12,004,340
6.497% 8/15/43 (b)		10,495,000	11,105,888
6.544% 11/15/53 (b)		6,291,000	6,701,636
6.714% 8/15/63 (b)		3,766,000	4,078,023
Continental Resources, Inc. 5.75% 1/15/31 (b)		1,445,000	1,416,512
CVR Energy, Inc.:
5.75% 2/15/28 (b)		105,000	97,462
8.5% 1/15/29 (b)		835,000	840,219
DCP Midstream Operating LP:
5.125% 5/15/29		6,831,000	6,745,763
5.375% 7/15/25		5,723,000	5,710,245
5.6% 4/1/44		2,939,000	2,798,840
5.625% 7/15/27		2,420,000	2,428,148
6.45% 11/3/36 (b)		410,000	422,375
6.75% 9/15/37 (b)		1,198,000	1,275,242
8.125% 8/16/30		15,000	17,092
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(d)		860,000	860,916
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29		6,572,000	5,848,319
3.9% 11/15/49		4,359,000	3,171,942
EG Global Finance PLC 12% 11/30/28 (b)		870,000	918,503
Enbridge, Inc.:
4.25% 12/1/26		1,739,000	1,701,621
5.7% 3/8/33		8,000,000	8,090,257
6% 11/15/28		6,027,000	6,241,643
6.7% 11/15/53		2,200,000	2,459,220
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		685,000	690,549
Energy Transfer LP:
2.9% 5/15/25		2,069,000	2,003,348
3.75% 5/15/30		40,278,000	36,734,173
4% 10/1/27		2,525,000	2,416,741
4.25% 4/1/24		7,146,000	7,138,069
4.5% 4/15/24		2,806,000	2,801,039
4.95% 6/15/28		8,476,000	8,348,373
5% 5/15/50		42,639,000	36,758,561
5.25% 4/15/29		2,564,000	2,554,107
5.4% 10/1/47		3,324,000	3,014,891
5.625% 5/1/27 (b)		3,053,000	3,025,584
5.75% 4/1/25		2,038,000	2,034,637
5.75% 2/15/33		7,491,000	7,542,658
5.8% 6/15/38		2,595,000	2,565,622
6% 6/15/48		2,491,000	2,441,558
6.125% 12/15/45		650,000	645,873
6.25% 4/15/49		6,761,000	6,826,324
7.375% 2/1/31 (b)		275,000	287,746
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	103,458
EnLink Midstream Partners LP:
5.05% 4/1/45		840,000	714,445
5.45% 6/1/47		290,000	255,200
5.6% 4/1/44		490,000	444,087
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		1,050,000	976,410
5.5% 7/15/28		1,440,000	1,412,299
6.5% 7/1/27 (b)		465,000	469,650
6.5% 7/15/48		265,000	268,985
7.5% 6/1/27 (b)		515,000	526,898
EQT Corp.:
3.9% 10/1/27		1,690,000	1,601,981
5.7% 4/1/28		2,186,000	2,201,611
5.75% 2/1/34		21,624,000	21,269,602
Equinor ASA 1.75% 1/22/26		380,000	357,840
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)		2,808,000	2,755,076
Global Partners LP/GLP Finance Corp. 7% 8/1/27		3,910,000	3,911,251
Hess Corp.:
4.3% 4/1/27		15,123,000	14,753,789
5.6% 2/15/41		72,976,000	73,484,913
5.8% 4/1/47		11,931,000	12,124,461
7.125% 3/15/33		1,403,000	1,573,420
7.3% 8/15/31		3,686,000	4,146,387
7.875% 10/1/29		8,241,000	9,233,825
Hess Midstream Operations LP:
5.125% 6/15/28 (b)		2,280,000	2,190,487
5.5% 10/15/30 (b)		115,000	110,516
5.625% 2/15/26 (b)		4,262,000	4,201,693
Hilcorp Energy I LP/Hilcorp Finance Co.:
6% 4/15/30 (b)		1,020,000	990,256
6.25% 11/1/28 (b)		185,000	183,646
Kinder Morgan, Inc. 3.6% 2/15/51		26,000,000	17,844,403
MPLX LP:
1.75% 3/1/26		7,504,000	7,000,547
2.65% 8/15/30		7,473,000	6,362,675
4% 2/15/25		172,000	169,207
4% 3/15/28		3,724,000	3,570,580
4.8% 2/15/29		1,376,000	1,347,564
4.875% 12/1/24		237,000	235,642
4.95% 9/1/32		16,311,000	15,622,292
5% 3/1/33		12,000,000	11,478,122
5.5% 2/15/49		4,129,000	3,866,849
5.65% 3/1/53		8,756,000	8,326,357
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	93,863
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		3,930,000	3,794,565
6.75% 9/15/25 (b)		1,300,000	1,293,291
Occidental Petroleum Corp.:
2.9% 8/15/24		2,843,000	2,801,179
3.5% 8/15/29		465,000	422,562
5.55% 3/15/26		1,712,000	1,713,879
6.125% 1/1/31		31,865,000	32,685,205
6.45% 9/15/36		4,300,000	4,527,298
6.6% 3/15/46		4,886,000	5,189,860
7.5% 5/1/31		7,400,000	8,172,137
7.875% 9/15/31		100,000	112,528
8.875% 7/15/30		345,000	397,903
ONEOK, Inc. 3.25% 6/1/30		6,352,000	5,680,413
Ovintiv, Inc.:
5.15% 11/15/41		4,009,000	3,415,296
7.375% 11/1/31		648,000	706,199
8.125% 9/15/30		8,544,000	9,573,898
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		870,000	891,472
Permian Resources Operating LLC:
5.875% 7/1/29 (b)		445,000	433,875
7% 1/15/32 (b)		1,100,000	1,129,456
Petroleos Mexicanos:
4.5% 1/23/26		4,359,000	4,058,229
5.95% 1/28/31		3,260,000	2,531,064
6.35% 2/12/48		1,560,000	954,720
6.49% 1/23/27		4,247,000	3,969,628
6.5% 3/13/27		23,414,000	21,837,067
6.7% 2/16/32		1,635,000	1,318,955
6.75% 9/21/47		22,490,000	14,281,150
6.84% 1/23/30		12,004,000	10,260,779
6.95% 1/28/60		32,166,000	20,406,110
7.69% 1/23/50		100,606,000	69,302,443
Phillips 66 Co. 3.85% 4/9/25		146,000	143,509
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		6,968,000	6,321,917
3.8% 9/15/30		1,055,000	961,447
4.65% 10/15/25		3,649,000	3,601,146
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,335,000	1,236,544
4.95% 7/15/29 (b)		276,000	258,097
6.875% 4/15/40 (b)		105,000	103,392
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	13,995,816
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		783,000	800,305
Southeast Supply Header LLC 4.25% 6/15/24 (b)		1,472,000	1,440,003
Spectra Energy Partners LP:
3.375% 10/15/26		2,589,000	2,474,448
4.5% 3/15/45		543,000	455,473
Suncor Energy, Inc. 6.5% 6/15/38		2,128,000	2,227,730
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	586,580
5.875% 3/15/28		1,335,000	1,320,661
6% 4/15/27		1,005,000	1,001,296
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	118,750
6% 12/31/30 (b)		1,355,000	1,260,050
6% 9/1/31 (b)		270,000	247,329
Talos Production, Inc. 9% 2/1/29 (b)		185,000	189,082
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30		135,000	133,692
The Williams Companies, Inc.:
2.6% 3/15/31		7,660,000	6,459,145
3.5% 11/15/30		18,113,000	16,345,997
4.3% 3/4/24		859,000	859,000
4.55% 6/24/24		878,000	874,073
4.65% 8/15/32		22,370,000	21,281,401
5.1% 9/15/45		9,765,000	8,908,377
5.3% 8/15/52		5,092,000	4,764,435
5.4% 3/2/26		6,100,000	6,114,183
5.75% 6/24/44		2,747,000	2,694,641
TransCanada PipeLines Ltd. 4.25% 5/15/28		6,103,000	5,879,192
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		279,000	250,959
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		1,140,000	1,023,160
3.875% 11/1/33 (b)		675,000	566,132
4.125% 8/15/31 (b)		325,000	285,239
6.25% 1/15/30 (b)		380,000	379,399
Venture Global LNG, Inc. 8.125% 6/1/28 (b)		505,000	513,033
Western Gas Partners LP:
4.05% 2/1/30		20,164,000	18,640,905
4.65% 7/1/26		2,444,000	2,391,041
4.75% 8/15/28		1,236,000	1,193,423
6.15% 4/1/33		4,400,000	4,471,386
6.35% 1/15/29		11,247,000	11,609,480
			891,730,530
TOTAL ENERGY			895,877,929
FINANCIALS - 6.5%
Banks - 3.4%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	1,100,000	1,178,249
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (c)	EUR	3,400,000	3,496,922
4.263% 4/10/25 (b)(c)		3,226,000	3,218,261
4.625% 7/23/29 (Reg. S) (c)	EUR	200,000	220,575
5.25% 10/23/31 (Reg. S) (c)	EUR	630,000	721,438
6.608% 9/13/29 (b)(c)		10,500,000	10,895,122
7.583% 10/14/26 (b)(c)		6,258,000	6,417,942
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	695,000	729,102
Banco Santander SA 2.749% 12/3/30		10,800,000	8,784,466
Bank of America Corp.:
1.197% 10/24/26 (c)		6,035,000	5,622,634
1.319% 6/19/26 (c)		1,966,000	1,860,841
1.734% 7/22/27 (c)		25,000,000	22,924,534
1.898% 7/23/31 (c)		6,975,000	5,660,993
2.015% 2/13/26 (c)		5,605,000	5,415,015
2.299% 7/21/32 (c)		50,000,000	40,470,970
2.496% 2/13/31 (c)		6,724,000	5,732,214
2.592% 4/29/31 (c)		7,784,000	6,652,887
2.972% 2/4/33 (c)		38,682,000	32,489,244
3.194% 7/23/30 (c)		10,561,000	9,507,289
3.384% 4/2/26 (c)		3,052,000	2,979,018
3.705% 4/24/28 (c)		3,914,000	3,731,625
3.95% 4/21/25		1,724,000	1,695,583
3.97% 3/5/29 (c)		3,624,000	3,446,833
3.974% 2/7/30 (c)		2,345,000	2,204,268
4.183% 11/25/27		6,909,000	6,680,158
4.2% 8/26/24		2,979,000	2,956,747
4.25% 10/22/26		40,217,000	39,349,799
4.271% 7/23/29 (c)		1,207,000	1,159,684
4.376% 4/27/28 (c)		3,650,000	3,548,415
4.45% 3/3/26		1,202,000	1,182,928
4.571% 4/27/33 (c)		8,718,000	8,196,071
4.948% 7/22/28 (c)		5,000,000	4,950,346
5.015% 7/22/33 (c)		35,614,000	34,713,727
5.288% 4/25/34 (c)		17,000,000	16,759,299
5.819% 9/15/29 (c)		24,000,000	24,457,869
6.11% 1/29/37		1,340,000	1,405,035
Bank of Ireland Group PLC 2.029% 9/30/27 (b)(c)		2,500,000	2,274,025
Bank of Montreal 1.85% 5/1/25		2,414,000	2,319,834
Bank of Nova Scotia 4.5% 12/16/25		6,348,000	6,239,661
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)		2,937,000	2,902,814
Barclays PLC:
2.279% 11/24/27 (c)		31,514,000	28,802,326
2.852% 5/7/26 (c)		18,341,000	17,731,494
3.65% 3/16/25		2,431,000	2,380,840
3.811% 3/10/42 (c)		7,473,000	5,603,985
3.932% 5/7/25 (c)		3,114,000	3,101,926
4.375% 1/12/26		4,468,000	4,377,044
4.836% 5/9/28		6,102,000	5,880,181
5.088% 6/20/30 (c)		35,939,000	34,046,614
5.2% 5/12/26		1,556,000	1,538,544
5.262% 1/29/34 (Reg. S) (c)	EUR	1,755,000	2,005,453
5.304% 8/9/26 (c)		1,387,000	1,378,143
5.501% 8/9/28 (c)		3,000,000	2,986,914
5.746% 8/9/33 (c)		2,074,000	2,055,778
5.829% 5/9/27 (c)		4,720,000	4,731,945
6.224% 5/9/34 (c)		5,000,000	5,062,405
6.49% 9/13/29 (c)		8,000,000	8,246,295
6.692% 9/13/34 (c)		12,500,000	13,074,687
7.437% 11/2/33 (c)		7,898,000	8,640,414
8.407% 11/14/32 (Reg. S) (c)	GBP	750,000	995,197
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(h)		7,967,000	7,368,411
1.904% 9/30/28 (b)(c)		7,317,000	6,475,008
2.159% 9/15/29 (b)(c)		7,271,000	6,291,374
2.219% 6/9/26 (b)(c)		17,115,000	16,384,089
2.5% 3/31/32 (Reg. S) (c)	EUR	1,600,000	1,624,728
2.591% 1/20/28 (b)(c)		2,740,000	2,527,600
2.824% 1/26/41 (b)		5,791,000	3,907,852
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	1,400,000	1,367,739
2.277% 1/20/32 (b)(c)		7,519,000	6,018,414
3.116% 10/19/32 (b)(c)		6,103,000	4,921,802
4.875% 4/1/26 (b)		7,383,000	7,219,897
5.716% 1/18/30 (b)(c)		750,000	746,817
6.508% 1/18/35 (b)(c)		8,800,000	8,719,414
Canadian Imperial Bank of Commerce 3.6% 4/7/32		16,310,000	14,577,443
Capital One NA 2.28% 1/28/26 (c)		1,962,000	1,897,782
Citibank NA 5.803% 9/29/28		8,000,000	8,242,154
Citigroup, Inc.:
1.122% 1/28/27 (c)		2,000,000	1,843,183
2.666% 1/29/31 (c)		5,106,000	4,380,620
3.07% 2/24/28 (c)		13,000,000	12,176,945
3.106% 4/8/26 (c)		10,649,000	10,364,793
3.785% 3/17/33 (c)		6,227,000	5,509,861
3.98% 3/20/30 (c)		7,473,000	7,004,898
4.075% 4/23/29 (c)		4,606,000	4,395,972
4.125% 7/25/28		6,909,000	6,572,158
4.3% 11/20/26		1,766,000	1,720,162
4.4% 6/10/25		829,000	816,675
4.412% 3/31/31 (c)		40,428,000	38,190,058
4.45% 9/29/27		21,445,000	20,772,785
4.6% 3/9/26		19,167,000	18,852,963
4.91% 5/24/33 (c)		3,274,000	3,134,822
5.3% 5/6/44		9,501,000	9,072,998
5.875% 7/1/24 (Reg. S)	GBP	1,100,000	1,387,391
6.174% 5/25/34 (c)		17,301,000	17,430,672
6.27% 11/17/33 (c)		17,166,000	18,007,935
8.125% 7/15/39		1,076,000	1,366,399
Citizens Financial Group, Inc.:
2.638% 9/30/32		11,627,000	8,828,354
5.841% 1/23/30 (c)		6,700,000	6,619,781
Commerzbank AG 8.625% 2/28/33 (Reg. S) (c)	GBP	200,000	264,770
Commonwealth Bank of Australia:
2.688% 3/11/31 (b)		3,046,000	2,504,219
3.61% 9/12/34 (b)(c)		3,723,000	3,311,989
3.784% 3/14/32 (b)		16,472,000	14,408,958
Credit Agricole SA:
2.811% 1/11/41 (b)		4,167,000	2,798,117
6.251% 1/10/35 (b)(c)		8,000,000	7,993,746
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	2,022,064
4.75% 6/21/30 (Reg. S) (c)	EUR	1,509,000	1,688,284
DNB Bank ASA:
1.535% 5/25/27 (b)(c)		51,990,000	47,695,429
1.605% 3/30/28 (b)(c)		3,208,000	2,855,784
Fifth Third Bancorp 8.25% 3/1/38		2,155,000	2,548,033
First Citizens Bank & Trust Co. 6.125% 3/9/28		40,920,000	41,555,913
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)		550,000	514,296
8% 6/15/27 (b)		500,000	519,157
HSBC Holdings PLC:
0.976% 5/24/25 (c)		862,000	852,254
1.645% 4/18/26 (c)		4,312,000	4,115,425
2.251% 11/22/27 (c)		38,869,000	35,605,743
2.357% 8/18/31 (c)		15,444,000	12,707,364
2.848% 6/4/31 (c)		6,103,000	5,194,493
2.999% 3/10/26 (c)		2,759,000	2,681,672
4.041% 3/13/28 (c)		3,739,000	3,584,438
4.25% 3/14/24		1,433,000	1,432,183
4.292% 9/12/26 (c)		1,724,000	1,689,778
4.762% 3/29/33 (c)		7,815,000	7,182,215
4.787% 3/10/32 (Reg. S) (c)	EUR	1,270,000	1,428,910
4.856% 5/23/33 (Reg. S) (c)	EUR	1,600,000	1,814,495
4.95% 3/31/30		2,810,000	2,751,859
5.21% 8/11/28 (c)		8,310,000	8,229,412
5.25% 3/14/44		1,039,000	989,282
5.402% 8/11/33 (c)		5,055,000	4,967,381
6.254% 3/9/34 (c)		200,000	207,531
6.8% 9/14/31 (c)	GBP	320,000	427,264
7.39% 11/3/28 (c)		900,000	953,435
8.201% 11/16/34 (Reg. S) (c)	GBP	1,000,000	1,366,692
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)		6,200,000	4,690,086
4.443% 8/4/28 (c)		6,438,000	6,183,094
6.208% 8/21/29 (c)		9,800,000	9,965,233
Huntington National Bank 5.699% 11/18/25 (c)		3,900,000	3,867,592
ING Groep NV:
1.726% 4/1/27 (c)		1,250,000	1,157,136
4.017% 3/28/28 (c)		9,341,000	8,969,254
4.252% 3/28/33 (c)		6,227,000	5,732,287
4.5% 5/23/29 (Reg. S) (c)	EUR	1,200,000	1,323,037
4.75% 5/23/34 (Reg. S) (c)	EUR	2,600,000	2,960,728
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	14,206,819
5.017% 6/26/24 (b)		10,324,000	10,258,724
5.71% 1/15/26 (b)		94,108,000	93,248,775
6.625% 6/20/33 (b)		805,000	813,831
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)		2,014,000	1,872,585
1.47% 9/22/27 (c)		3,410,000	3,098,439
2.069% 6/1/29 (c)		7,286,000	6,418,914
2.083% 4/22/26 (c)		2,448,000	2,355,261
2.522% 4/22/31 (c)		4,724,000	4,041,918
2.58% 4/22/32 (c)		1,300,000	1,087,717
2.739% 10/15/30 (c)		9,341,000	8,194,785
2.947% 2/24/28 (c)		6,239,000	5,844,432
2.956% 5/13/31 (c)		11,536,000	10,019,858
2.963% 1/25/33 (c)		9,341,000	7,889,334
3.875% 9/10/24		1,782,000	1,765,739
4.125% 12/15/26		1,748,000	1,706,494
4.25% 10/1/27		3,379,000	3,310,775
4.323% 4/26/28 (c)		9,341,000	9,115,402
4.586% 4/26/33 (c)		50,039,000	47,478,687
4.912% 7/25/33 (c)		112,454,000	109,088,068
5.012% 1/23/30 (c)		8,700,000	8,607,332
5.299% 7/24/29 (c)		19,000,000	19,048,453
5.35% 6/1/34 (c)		20,000,000	19,911,396
5.717% 9/14/33 (c)		65,636,000	66,458,437
Jyske Bank A/S:
5% 10/26/28 (c)	EUR	600,000	662,662
5.125% 5/1/35 (Reg. S) (c)	EUR	385,000	417,793
KBC Group NV:
5.796% 1/19/29 (b)(c)		6,314,000	6,352,335
6.324% 9/21/34 (b)(c)		11,310,000	11,720,045
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	500,000	622,648
Lloyds Banking Group PLC:
1.985% 12/15/31 (c)	GBP	1,195,000	1,348,568
2.438% 2/5/26 (c)		575,000	557,013
3.87% 7/9/25 (c)		3,425,000	3,399,665
4.375% 3/22/28		4,320,000	4,170,192
4.5% 1/11/29 (Reg. S) (c)	EUR	630,000	695,483
4.75% 9/21/31 (Reg. S) (c)	EUR	1,550,000	1,731,776
4.976% 8/11/33 (c)		6,227,000	5,926,318
5.985% 8/7/27 (c)		4,700,000	4,732,941
7.953% 11/15/33 (c)		6,196,000	6,892,071
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25		2,000,000	1,894,257
1.538% 7/20/27 (c)		3,276,000	2,997,204
1.64% 10/13/27 (c)		4,211,000	3,839,160
2.193% 2/25/25		2,462,000	2,384,424
4.05% 9/11/28		1,724,000	1,670,902
4.08% 4/19/28 (c)		9,123,000	8,817,860
5.017% 7/20/28 (c)		4,690,000	4,659,422
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)		5,448,000	4,978,575
1.554% 7/9/27 (c)		2,200,000	2,018,180
2.564% 9/13/31		10,586,000	8,596,918
4.254% 9/11/29 (c)		1,035,000	991,562
NatWest Group PLC:
1.642% 6/14/27 (c)		1,207,000	1,102,984
3.073% 5/22/28 (c)		9,914,000	9,199,090
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	4,136,542
4.771% 2/16/29 (Reg. S) (c)	EUR	500,000	555,233
4.8% 4/5/26		19,815,000	19,570,080
5.125% 5/28/24		25,990,000	25,902,835
5.808% 9/13/29 (c)		30,000,000	30,305,057
5.847% 3/2/27 (c)		6,200,000	6,225,467
7.416% 6/6/33 (Reg. S) (c)	GBP	850,000	1,102,526
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,700,000	1,865,378
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)		15,132,000	14,550,874
5.582% 6/12/29 (c)		7,240,000	7,279,925
Rabobank Nederland:
1.98% 12/15/27 (b)(c)		3,614,000	3,278,554
3.649% 4/6/28 (b)(c)		6,943,000	6,578,089
3.75% 7/21/26		4,206,000	4,031,481
3.822% 7/26/34 (Reg. S)	EUR	400,000	431,922
4% 1/10/30 (Reg. S)	EUR	800,000	878,215
4.375% 8/4/25		4,789,000	4,696,966
Regions Financial Corp. 2.25% 5/18/25		1,067,000	1,021,716
Royal Bank of Canada 4.65% 1/27/26		661,000	654,947
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)		7,024,000	6,351,864
5.807% 9/9/26 (c)		3,713,000	3,708,137
6.499% 3/9/29 (c)		2,743,000	2,784,921
6.565% 6/12/29 (c)		10,000,000	10,174,822
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	73,833,287
1.488% 12/14/26 (b)(c)		21,416,000	19,751,612
1.792% 6/9/27 (b)(c)		2,160,000	1,967,401
2.625% 10/16/24 (b)		436,000	427,472
3.625% 3/1/41 (b)		7,784,000	5,212,217
4.25% 4/14/25 (b)		9,840,000	9,626,904
4.677% 6/15/27 (b)		4,831,000	4,754,657
4.75% 11/24/25 (b)		8,022,000	7,855,328
5.634% 1/19/30 (b)(c)		7,780,000	7,666,743
6.221% 6/15/33 (b)(c)		8,407,000	8,241,953
6.446% 1/10/29 (b)(c)		6,850,000	6,997,090
6.691% 1/10/34 (b)(c)		550,000	568,173
7.367% 1/10/53 (b)		3,114,000	3,187,162
Standard Chartered PLC 3.785% 5/21/25 (b)(c)		4,320,000	4,296,970
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26		3,035,000	2,765,309
The Toronto-Dominion Bank 2.8% 3/10/27		2,626,000	2,463,036
Truist Financial Corp.:
4.123% 6/6/28 (c)		2,000,000	1,925,604
4.26% 7/28/26 (c)		3,031,000	2,969,273
5.122% 1/26/34 (c)		4,235,000	4,017,185
U.S. Bancorp 5.775% 6/12/29 (c)		11,450,000	11,569,493
UniCredit SpA:
1.982% 6/3/27 (b)(c)		6,165,000	5,657,750
5.861% 6/19/32 (b)(c)		119,000	115,336
7.296% 4/2/34 (b)(c)		596,000	608,267
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (c)	GBP	1,600,000	2,122,356
Wells Fargo & Co.:
2.164% 2/11/26 (c)		2,935,000	2,838,846
2.188% 4/30/26 (c)		10,957,000	10,513,588
2.879% 10/30/30 (c)		2,200,000	1,929,349
3.068% 4/30/41 (c)		7,784,000	5,748,303
3.526% 3/24/28 (c)		25,667,000	24,335,440
4.3% 7/22/27		28,701,000	27,861,359
4.478% 4/4/31 (c)		19,300,000	18,352,138
4.897% 7/25/33 (c)		106,510,000	101,839,397
5.389% 4/24/34 (c)		8,000,000	7,868,314
5.557% 7/25/34 (c)		18,660,000	18,587,902
5.574% 7/25/29 (c)		25,500,000	25,666,988
6.303% 10/23/29 (c)		12,800,000	13,266,974
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(h)		12,205,000	11,964,964
4.11% 7/24/34 (c)		5,791,000	5,289,770
Zions Bancorp. NA 3.25% 10/29/29		5,124,000	4,179,275
			2,251,394,562
Capital Markets - 1.3%
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	40,341,668
3.875% 1/15/26		22,188,000	21,286,851
Athene Global Funding:
1.45% 1/8/26 (b)		11,178,000	10,317,868
1.73% 10/2/26 (b)		4,975,000	4,475,868
2.5% 3/24/28 (b)		6,975,000	6,183,574
2.646% 10/4/31 (b)		3,414,000	2,751,975
5.339% 1/15/27 (b)		26,112,000	25,968,227
5.583% 1/9/29 (b)		18,210,000	18,141,984
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)		1,245,000	756,383
3.5% 9/10/49 (b)		4,614,000	3,259,482
Blackstone Private Credit Fund:
4.7% 3/24/25		31,043,000	30,561,168
4.875% 4/14/26	GBP	1,155,000	1,399,125
7.05% 9/29/25		20,620,000	20,890,832
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (c)	EUR	1,000,000	1,044,018
4% 6/24/32 (Reg. S) (c)	EUR	2,100,000	2,161,189
4.5% 4/1/25		45,198,000	44,331,544
6.125% 12/12/30 (Reg. S) (c)	GBP	1,900,000	2,370,228
Deutsche Bank AG New York Branch:
0.898% 5/28/24		930,000	920,148
1.447% 4/1/25 (c)		2,036,000	2,028,055
2.129% 11/24/26 (c)		11,245,000	10,538,675
2.311% 11/16/27 (c)		27,513,000	24,994,029
3.035% 5/28/32 (c)		4,028,000	3,330,709
3.729% 1/14/32 (c)		10,000,000	8,191,019
4.1% 1/13/26		8,332,000	8,127,331
5.706% 2/8/28 (c)		11,000,000	10,923,861
6.72% 1/18/29 (c)		2,294,000	2,356,824
7.146% 7/13/27 (c)		11,860,000	12,181,905
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		29,132,000	23,707,158
3.102% 2/24/33 (c)		40,000,000	33,920,818
4.25% 10/21/25		12,215,000	11,998,624
4.482% 8/23/28 (c)		9,365,000	9,131,095
6.484% 10/24/29 (c)		12,000,000	12,573,029
6.75% 10/1/37		59,592,000	64,773,601
Hightower Holding LLC 6.75% 4/15/29 (b)		1,385,000	1,299,789
Intercontinental Exchange, Inc. 4.35% 6/15/29		3,724,000	3,605,071
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	142,629
LPL Holdings, Inc. 4% 3/15/29 (b)		1,720,000	1,578,043
Moody's Corp.:
3.25% 1/15/28		4,414,000	4,154,486
3.75% 3/24/25		1,371,000	1,347,742
Morgan Stanley:
0.79% 5/30/25 (c)		862,000	849,868
1.794% 2/13/32 (c)		7,317,000	5,793,379
2.188% 4/28/26 (c)		9,226,000	8,878,704
2.239% 7/21/32 (c)		4,900,000	3,947,516
2.475% 1/21/28 (c)		5,000,000	4,625,477
2.699% 1/22/31 (c)		6,227,000	5,394,124
3.622% 4/1/31 (c)		47,370,000	43,034,342
3.875% 1/27/26		1,586,000	1,546,919
4.21% 4/20/28 (c)		6,115,000	5,918,552
4.656% 3/2/29 (c)	EUR	700,000	777,290
4.889% 7/20/33 (c)		49,499,000	47,546,154
5% 11/24/25		3,319,000	3,299,827
5.164% 4/20/29 (c)		16,000,000	15,908,490
5.424% 7/21/34 (c)		20,251,000	20,130,747
5.449% 7/20/29 (c)		16,012,000	16,072,953
6.342% 10/18/33 (c)		39,945,000	42,336,252
NASDAQ, Inc.:
5.95% 8/15/53		1,132,000	1,163,990
6.1% 6/28/63		6,000,000	6,256,192
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)		4,211,000	4,127,201
S&P Global, Inc.:
2.45% 3/1/27		2,414,000	2,250,458
3.9% 3/1/62		2,414,000	1,878,177
State Street Corp. 2.901% 3/30/26 (c)		104,000	101,231
UBS Group AG:
1.305% 2/2/27 (b)(c)		3,100,000	2,850,088
1.494% 8/10/27 (b)(c)		11,792,000	10,683,109
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,428,817
2.593% 9/11/25 (b)(c)		17,956,000	17,647,650
3.091% 5/14/32 (b)(c)		5,293,000	4,447,909
3.126% 8/13/30 (b)(c)		5,359,000	4,737,151
3.75% 3/26/25		9,717,000	9,516,700
4.125% 6/9/33 (Reg. S) (c)	EUR	1,680,000	1,809,727
4.194% 4/1/31 (b)(c)		43,154,000	39,688,769
4.55% 4/17/26		4,758,000	4,674,912
4.75% 3/17/32 (Reg. S) (c)	EUR	3,450,000	3,873,958
4.988% 8/5/33 (b)(c)		10,462,000	9,972,977
6.246% 9/22/29 (b)(c)		8,000,000	8,217,321
6.373% 7/15/26 (b)(c)		2,345,000	2,361,089
6.537% 8/12/33 (b)(c)		11,161,000	11,639,318
9.016% 11/15/33 (b)(c)		2,086,000	2,509,907
			865,963,870
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		733,000	713,183
1.75% 1/30/26		20,487,000	19,033,392
2.45% 10/29/26		14,854,000	13,701,193
3% 10/29/28		28,306,000	25,434,813
3.3% 1/30/32		15,939,000	13,479,341
3.4% 10/29/33		2,691,000	2,235,622
3.85% 10/29/41		4,396,000	3,412,784
4.45% 4/3/26		4,254,000	4,168,126
5.1% 1/19/29		5,200,000	5,111,347
5.75% 6/6/28		16,700,000	16,820,864
6.1% 1/15/27		4,800,000	4,859,977
6.15% 9/30/30		10,400,000	10,742,537
6.45% 4/15/27 (b)		1,866,000	1,909,963
6.5% 7/15/25		7,188,000	7,255,387
Ally Financial, Inc.:
2.2% 11/2/28		8,669,000	7,371,963
3.875% 5/21/24		1,227,000	1,221,477
4.625% 3/30/25		4,630,000	4,579,089
4.75% 6/9/27		3,759,000	3,651,168
5.125% 9/30/24		3,380,000	3,365,143
5.75% 11/20/25		5,507,000	5,479,549
5.8% 5/1/25		10,661,000	10,644,186
6.992% 6/13/29 (c)		43,000,000	44,178,437
7.1% 11/15/27		17,330,000	18,044,457
8% 11/1/31		17,833,000	19,575,940
Capital One Financial Corp.:
1.878% 11/2/27 (c)		5,931,000	5,383,223
2.359% 7/29/32 (c)		17,080,000	12,912,159
2.636% 3/3/26 (c)		13,528,000	13,119,424
3.2% 2/5/25		1,207,000	1,180,185
3.273% 3/1/30 (c)		12,200,000	10,874,298
3.65% 5/11/27		21,700,000	20,668,035
3.8% 1/31/28		10,723,000	10,141,592
4.927% 5/10/28 (c)		6,900,000	6,751,050
4.985% 7/24/26 (c)		17,135,000	16,978,517
5.247% 7/26/30 (c)		19,853,000	19,358,935
5.268% 5/10/33 (c)		11,209,000	10,888,563
5.468% 2/1/29 (c)		2,066,000	2,054,576
5.7% 2/1/30 (c)		1,100,000	1,102,473
5.817% 2/1/34 (c)		3,589,000	3,548,678
6.312% 6/8/29 (c)		33,200,000	33,984,610
7.624% 10/30/31 (c)		22,914,000	25,075,765
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,850,238
4.1% 2/9/27		13,375,000	12,827,854
4.5% 1/30/26		7,399,000	7,280,847
6.7% 11/29/32		6,410,000	6,708,804
Ford Motor Credit Co. LLC:
2.3% 2/10/25		1,654,000	1,599,893
2.7% 8/10/26		5,665,000	5,259,139
2.9% 2/10/29		275,000	239,587
3.375% 11/13/25		9,760,000	9,363,975
3.625% 6/17/31		5,000,000	4,262,457
4% 11/13/30		16,400,000	14,500,105
4.063% 11/1/24		51,621,000	50,910,293
4.125% 8/17/27		19,335,000	18,299,097
4.445% 2/14/30	EUR	700,000	756,808
4.687% 6/9/25		430,000	423,932
4.95% 5/28/27		20,213,000	19,651,372
5.113% 5/3/29		2,920,000	2,813,904
5.125% 6/16/25		1,020,000	1,009,669
5.584% 3/18/24		8,520,000	8,518,993
6.8% 5/12/28		6,000,000	6,191,747
6.86% 6/5/26	GBP	1,150,000	1,488,392
6.95% 3/6/26		195,000	198,511
6.95% 6/10/26		9,500,000	9,689,031
Navient Corp. 6.75% 6/15/26		1,050,000	1,054,432
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	2,015,837
3.875% 9/15/28		3,650,000	3,188,982
Synchrony Financial:
3.95% 12/1/27		8,239,000	7,631,856
4.25% 8/15/24		10,059,000	9,966,600
4.375% 3/19/24		11,326,000	11,317,509
5.15% 3/19/29		16,408,000	15,651,411
			675,683,296
Financial Services - 0.4%
AIG Global Funding 5.9% 9/19/28 (b)		18,426,000	18,783,398
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31		2,057,000	1,709,970
5.35% 2/28/33		6,000,000	5,984,288
Aviation Capital Group LLC:
6.25% 4/15/28 (b)		6,500,000	6,595,814
6.75% 10/25/28 (b)		6,500,000	6,735,524
Block, Inc. 2.75% 6/1/26		465,000	433,771
Brixmor Operating Partnership LP:
2.25% 4/1/28		2,355,000	2,083,607
3.85% 2/1/25		1,010,000	990,725
4.05% 7/1/30		10,487,000	9,649,272
4.125% 6/15/26		5,827,000	5,614,970
4.125% 5/15/29		20,383,000	19,058,709
5.5% 2/15/34		6,800,000	6,619,822
Corebridge Financial, Inc.:
3.65% 4/5/27		1,888,000	1,791,479
3.85% 4/5/29		1,514,000	1,404,010
3.9% 4/5/32		27,561,000	24,256,458
4.35% 4/5/42		2,247,000	1,854,407
4.4% 4/5/52		12,648,000	10,151,525
6.05% 9/15/33 (b)		9,870,000	10,076,575
Equitable Holdings, Inc.:
4.35% 4/20/28		9,527,000	9,173,422
5% 4/20/48		15,055,000	13,612,864
Fiserv, Inc. 3.5% 7/1/29		2,350,000	2,159,093
GGAM Finance Ltd.:
7.75% 5/15/26 (b)		1,335,000	1,356,694
8% 2/15/27 (b)		390,000	399,739
Gn Bondco LLC 9.5% 10/15/31 (b)		872,000	863,280
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	735,308
5.25% 5/15/27		1,155,000	1,061,156
6.25% 5/15/26		4,806,000	4,683,164
Jackson Financial, Inc.:
3.125% 11/23/31		15,333,000	12,676,834
4% 11/23/51		3,736,000	2,673,701
5.17% 6/8/27		10,297,000	10,230,221
5.67% 6/8/32		18,859,000	18,795,230
KfW:
0% 9/17/30 (Reg. S)	EUR	1,400,000	1,260,429
0.75% 1/15/29 (Reg. S)	EUR	3,240,000	3,174,697
2.875% 6/7/33 (Reg. S)	EUR	2,000,000	2,165,612
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,600,000	1,448,718
Nationwide Building Society:
6.178% 12/7/27 (Reg. S) (c)	GBP	700,000	896,878
6.557% 10/18/27 (b)(c)		6,000,000	6,141,879
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	7,327,669
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	7,095,789
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		1,055,000	935,824
Rexford Industrial Realty LP 2.15% 9/1/31		2,886,000	2,280,943
The Western Union Co. 2.85% 1/10/25		433,000	422,436
Voya Financial, Inc.:
4.7% 1/23/48 (c)		3,132,000	2,628,444
5.7% 7/15/43		1,458,000	1,413,785
			249,408,133
Insurance - 0.4%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	547,353
AFLAC, Inc. 3.6% 4/1/30		387,000	358,725
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	644,231
3.2% 9/16/40 (b)		1,085,000	809,676
3.375% 4/7/30 (b)		2,900,000	2,650,581
3.6% 4/9/29 (b)		2,180,000	2,045,677
3.9% 4/6/28 (b)		5,555,000	5,347,530
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)		1,320,000	1,218,315
American International Group, Inc. 5.75% 4/1/48 (c)		3,579,000	3,516,030
AmFam Holdings, Inc. 2.805% 3/11/31 (b)		5,464,000	4,131,247
Aon Corp. 6.25% 9/30/40		142,000	150,854
Aon PLC 3.875% 12/15/25		2,143,000	2,089,676
Assurant, Inc. 2.65% 1/15/32		7,753,000	6,295,840
Athene Holding Ltd.:
3.45% 5/15/52		6,850,000	4,491,587
3.95% 5/25/51		1,604,000	1,170,183
6.65% 2/1/33		5,044,000	5,278,854
Brown & Brown, Inc. 2.375% 3/15/31		3,550,000	2,906,422
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	5,665,506
Empower Finance 2020 LP:
1.357% 9/17/27 (b)		1,474,000	1,298,729
3.075% 9/17/51 (b)		3,522,000	2,346,462
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)		1,724,000	1,560,199
1.4% 8/27/27 (b)		1,724,000	1,491,890
1.7% 11/12/26 (b)		4,197,000	3,794,204
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		3,434,000	2,976,938
5.625% 8/16/32		13,389,000	13,168,105
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	814,923
Five Corners Funding Trust II 2.85% 5/15/30 (b)		21,030,000	18,229,316
Hartford Financial Services Group, Inc. 4.3% 4/15/43		679,000	580,648
Intact Financial Corp. 5.459% 9/22/32 (b)		7,368,000	7,324,143
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (b)		12,820,000	9,172,422
5.5% 6/15/52 (b)		5,305,000	5,073,778
Lincoln National Corp. 3.4% 1/15/31		14,811,000	12,960,886
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24		835,000	834,537
5.7% 9/15/53		10,000,000	10,318,628
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)		6,056,000	3,781,208
3.729% 10/15/70 (b)		1,622,000	1,097,964
MassMutual Global Funding II 4.85% 1/17/29 (b)		7,800,000	7,718,707
MetLife, Inc. 5.375% 7/15/33		27,000,000	27,111,225
Pacific LifeCorp:
3.35% 9/15/50 (b)		7,037,000	4,861,022
5.125% 1/30/43 (b)		3,343,000	3,107,696
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,099,419
Principal Financial Group, Inc. 3.7% 5/15/29		1,714,000	1,598,923
Prudential Financial, Inc. 6% 9/1/52 (c)		31,987,000	31,900,485
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,256,000
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,405,000	1,492,977
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,603,115
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)		5,591,000	5,382,131
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		650,000	603,714
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		1,000,000	969,456
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,484,000	1,348,118
Unum Group:
4% 6/15/29		6,130,000	5,732,594
4.125% 6/15/51		19,274,000	14,166,564
5.75% 8/15/42		3,718,000	3,609,125
Willis Group North America, Inc.:
4.5% 9/15/28		1,897,000	1,831,104
5.35% 5/15/33		13,900,000	13,664,794
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,354,898
			282,555,334
TOTAL FINANCIALS			4,325,005,195
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.55% 3/15/35		3,061,000	2,932,622
Amgen, Inc.:
4.663% 6/15/51		3,736,000	3,251,398
5.15% 3/2/28		1,959,000	1,962,782
5.25% 3/2/30		3,201,000	3,224,788
5.25% 3/2/33		22,305,000	22,243,837
5.6% 3/2/43		14,041,000	14,056,311
5.65% 3/2/53		7,733,000	7,729,783
5.75% 3/2/63		14,093,000	14,094,308
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		677,000	274,179
Grifols SA 4.75% 10/15/28 (b)		400,000	333,120
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		3,674,000	2,972,010
			73,075,138
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp. 2.75% 9/23/26 (b)		1,414,000	1,327,321
Avantor Funding, Inc. 4.625% 7/15/28 (b)		1,515,000	1,429,983
Hologic, Inc.:
3.25% 2/15/29 (b)		945,000	842,569
4.625% 2/1/28 (b)		65,000	62,277
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	135,370
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	765,465
			4,562,985
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,520,000	1,360,400
Centene Corp.:
2.45% 7/15/28		12,813,000	11,292,531
2.5% 3/1/31		24,610,000	20,163,601
2.625% 8/1/31		15,841,000	12,962,215
3% 10/15/30		9,668,000	8,260,049
3.375% 2/15/30		10,225,000	9,019,957
4.25% 12/15/27		10,445,000	9,935,773
4.625% 12/15/29		12,457,000	11,791,173
Cigna Group:
3.4% 3/1/27		3,552,000	3,381,830
3.4% 3/15/50		4,359,000	3,052,645
4.375% 10/15/28		4,530,000	4,396,977
4.8% 8/15/38		2,697,000	2,501,315
4.9% 12/15/48		517,000	464,647
5.25% 2/15/34		7,000,000	6,917,093
5.4% 3/15/33		8,000,000	8,060,674
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		2,280,000	1,734,989
6.875% 4/15/29 (b)		335,000	213,762
CVS Health Corp.:
4.78% 3/25/38		2,165,000	1,967,358
5% 1/30/29		5,700,000	5,681,407
5.125% 2/21/30		14,148,000	14,059,870
5.25% 1/30/31		5,087,000	5,081,081
5.3% 6/1/33		14,500,000	14,395,478
5.875% 6/1/53		5,000,000	4,983,601
DaVita, Inc. 4.625% 6/1/30 (b)		505,000	444,222
Elevance Health, Inc.:
2.25% 5/15/30		5,433,000	4,612,723
3.35% 12/1/24		1,379,000	1,355,576
HCA Holdings, Inc.:
3.125% 3/15/27		4,517,000	4,244,252
3.375% 3/15/29		2,198,000	2,004,634
3.5% 9/1/30		12,405,000	11,083,799
3.625% 3/15/32		10,363,000	9,052,659
4.625% 3/15/52		3,307,000	2,707,648
5.125% 6/15/39		1,878,000	1,745,194
5.25% 6/15/49		2,069,000	1,863,032
5.625% 9/1/28		9,085,000	9,155,131
5.875% 2/1/29		9,796,000	9,970,495
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	101,102
Humana, Inc.:
1.35% 2/3/27		2,069,000	1,855,198
3.7% 3/23/29		548,000	512,501
3.95% 3/15/27		2,000,000	1,931,707
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		1,400,000	1,228,117
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	142,954
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		660,000	593,192
Prime Healthcare Foundation, Inc. 7% 12/1/27		2,736,000	2,565,030
Quest Diagnostics, Inc. 2.95% 6/30/30		6,227,000	5,489,658
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(c)		1,151,000	1,106,399
Sabra Health Care LP:
3.2% 12/1/31		26,025,000	21,100,781
3.9% 10/15/29		7,857,000	6,984,184
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		458,000	454,460
Tenet Healthcare Corp.:
4.625% 6/15/28		5,765,000	5,486,952
4.875% 1/1/26		385,000	384,602
5.125% 11/1/27		1,000,000	978,866
6.125% 6/15/30		425,000	420,899
Toledo Hospital 5.325% 11/15/28		2,395,000	2,236,331
UnitedHealth Group, Inc.:
3.95% 10/15/42		74,000	62,190
4.625% 7/15/35		418,000	403,482
4.75% 7/15/45		1,023,000	941,339
Universal Health Services, Inc.:
2.65% 10/15/30		9,393,000	7,841,992
2.65% 1/15/32		9,523,000	7,741,587
			290,481,314
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 5/15/27 (b)		630,000	613,329
6.5% 5/15/30 (b)		1,310,000	1,328,157
			1,941,486
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		1,700,000	1,533,619
4.25% 5/1/28 (b)		70,000	65,653
			1,599,272
Pharmaceuticals - 0.3%
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	923,724
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)		4,359,000	4,314,514
4.25% 12/15/25 (b)		52,255,000	50,807,788
4.375% 12/15/28 (b)		5,293,000	4,930,498
4.875% 6/25/48 (b)		5,321,000	4,216,409
Bayer U.S. Finance LLC:
6.375% 11/21/30 (b)		1,480,000	1,491,234
6.5% 11/21/33 (b)		8,400,000	8,404,581
6.875% 11/21/53 (b)		5,000,000	5,003,594
Bristol-Myers Squibb Co.:
4.9% 2/22/29		6,500,000	6,484,709
5.1% 2/22/31		13,450,000	13,505,037
5.2% 2/22/34		7,000,000	7,056,869
5.5% 2/22/44		1,409,000	1,425,935
5.55% 2/22/54		4,780,000	4,836,667
5.65% 2/22/64		6,900,000	6,963,148
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)		8,545,000	8,608,700
Jazz Securities DAC 4.375% 1/15/29 (b)		425,000	391,546
Mylan NV 4.55% 4/15/28		3,354,000	3,233,901
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		1,105,000	1,010,921
5.125% 4/30/31 (b)		1,630,000	1,397,105
Perrigo Finance PLC 4.65% 6/15/30		6,476,000	5,796,706
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	1,993,088
Viatris, Inc.:
1.65% 6/22/25		153,000	145,207
2.7% 6/22/30		13,541,000	11,404,987
3.85% 6/22/40		3,928,000	2,886,797
4% 6/22/50		4,450,000	3,037,476
			160,271,141
TOTAL HEALTH CARE			531,931,336
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		746,000	737,088
BAE Systems PLC 3.4% 4/15/30 (b)		8,797,000	7,967,703
BWX Technologies, Inc. 4.125% 6/30/28 (b)		780,000	725,486
Howmet Aerospace, Inc.:
5.95% 2/1/37		675,000	685,396
6.75% 1/15/28		615,000	641,250
Moog, Inc. 4.25% 12/15/27 (b)		1,580,000	1,478,646
Northrop Grumman Corp.:
2.93% 1/15/25		31,000	30,322
4.03% 10/15/47		3,355,000	2,707,850
Rolls-Royce PLC 5.75% 10/15/27 (b)		1,015,000	1,010,022
RTX Corp.:
5.75% 1/15/29		6,000,000	6,177,906
6% 3/15/31		6,000,000	6,248,823
6.1% 3/15/34		7,000,000	7,390,809
6.4% 3/15/54		6,800,000	7,527,604
The Boeing Co.:
2.7% 2/1/27		1,724,000	1,605,529
2.75% 2/1/26		2,071,000	1,966,690
3.25% 2/1/28		4,359,000	4,044,207
3.625% 2/1/31		14,000,000	12,538,390
5.04% 5/1/27		19,675,000	19,489,537
5.15% 5/1/30		55,693,000	54,761,028
5.805% 5/1/50		14,165,000	13,653,363
5.93% 5/1/60		6,070,000	5,811,346
TransDigm, Inc.:
6.375% 3/1/29 (b)		2,150,000	2,159,718
7.5% 3/15/27		95,000	94,923
			159,453,636
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		875,000	849,771
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		2,565,000	2,478,021
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		1,415,000	1,243,255
Carlisle Companies, Inc. 2.75% 3/1/30		6,227,000	5,411,762
Carrier Global Corp.:
2.493% 2/15/27		518,000	481,072
2.7% 2/15/31		6,352,000	5,421,352
4.5% 11/29/32	EUR	525,000	594,049
5.9% 3/15/34		3,820,000	3,962,711
6.2% 3/15/54		3,964,000	4,326,660
Emrld Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		945,000	948,308
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,165,000	1,038,697
			25,905,887
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	244,013
4.875% 7/15/32 (b)		1,270,000	1,143,000
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		640,000	635,571
Artera Services LLC 8.5% 2/15/31 (b)		855,000	873,428
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		640,000	680,593
Clean Harbors, Inc. 6.375% 2/1/31 (b)		110,000	109,354
CoreCivic, Inc. 8.25% 4/15/26		400,000	408,768
GFL Environmental, Inc. 6.75% 1/15/31 (b)		310,000	317,087
Madison IAQ LLC 4.125% 6/30/28 (b)		2,045,000	1,862,910
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,980,000	1,812,671
Stericycle, Inc. 3.875% 1/15/29 (b)		750,000	674,939
The GEO Group, Inc. 9.5% 12/31/28 (b)		505,000	503,691
			9,266,025
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,777,000	1,740,672
Electrical Equipment - 0.0%
Hubbell, Inc. 3.5% 2/15/28		3,355,000	3,168,650
Sensata Technologies BV 4% 4/15/29 (b)		275,000	249,405
Vertiv Group Corp. 4.125% 11/15/28 (b)		1,125,000	1,037,969
			4,456,024
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	1,794,781
Burlington Northern Santa Fe LLC:
4.15% 4/1/45		564,000	476,519
4.4% 3/15/42		1,397,000	1,243,143
CSX Corp.:
3.8% 4/15/50		78,000	60,463
4.3% 3/1/48		5,524,000	4,732,879
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,300,000	1,387,666
Norfolk Southern Corp. 5.35% 8/1/54		5,400,000	5,291,877
Uber Technologies, Inc. 4.5% 8/15/29 (b)		665,000	622,659
XPO, Inc.:
6.25% 6/1/28 (b)		630,000	631,417
7.125% 2/1/32 (b)		750,000	762,490
			17,003,894
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		800,000	736,134
Trane Technologies Financing Ltd. 4.65% 11/1/44		314,000	282,358
			1,018,492
Machinery - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		1,015,000	877,047
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)		3,978,000	3,649,071
Ingersoll Rand, Inc.:
5.4% 8/14/28		4,089,000	4,121,952
5.7% 8/14/33		4,393,000	4,467,728
Otis Worldwide Corp. 2.056% 4/5/25		1,790,000	1,724,935
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,715,000	1,647,337
Westinghouse Air Brake Tech Co. 3.2% 6/15/25		3,995,000	3,874,175
			20,362,245
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		200,000	170,506
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29		2,435,724	2,241,859
American Airlines, Inc.:
3.75% 4/15/27		1,560,340	1,502,016
7.25% 2/15/28 (b)		195,000	196,623
8.5% 5/15/29 (b)		745,000	783,187
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		570,000	564,775
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)		1,316,997	1,140,362
Delta Air Lines, Inc. 2.9% 10/28/24		1,897,000	1,858,596
SMBC Aviation Capital Finance 5.7% 7/25/33 (b)		6,000,000	5,999,490
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29		1,743,913	1,615,308
United Airlines, Inc.:
equipment trust certificate 4.6% 9/1/27		1,750,339	1,690,448
4.375% 4/15/26 (b)		2,840,000	2,733,399
			20,326,063
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,825,000	1,702,002
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		1,365,000	1,266,554
4% 7/1/29 (b)		105,000	96,930
5.95% 8/4/33		10,000,000	10,257,665
TriNet Group, Inc.:
3.5% 3/1/29 (b)		805,000	712,779
7.125% 8/15/31 (b)		260,000	264,846
			14,300,776
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.8% 8/18/24		1,422,000	1,388,837
2.2% 1/15/27		3,428,000	3,142,743
2.875% 1/15/26		4,359,000	4,156,892
2.875% 1/15/32		9,528,000	7,909,741
3.375% 7/1/25		11,630,000	11,296,757
3.75% 6/1/26		5,000,000	4,817,033
5.3% 2/1/28		7,037,000	7,003,286
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		480,000	482,599
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		645,000	676,284
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,312,161
			42,186,333
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		5,500,000	4,868,767
2.875% 2/15/25 (b)		17,687,000	17,166,040
3.25% 2/15/27 (b)		11,688,000	10,799,387
3.95% 7/1/24 (b)		3,894,000	3,864,900
4.25% 4/15/26 (b)		874,000	842,735
4.375% 5/1/26 (b)		8,375,000	8,080,980
5.5% 1/15/26 (b)		1,754,000	1,735,858
5.75% 3/1/29 (b)		14,000,000	13,798,019
6.375% 5/4/28 (b)		26,845,000	27,241,036
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,150,000	1,285,406
6% 3/5/32 (Reg. S)	GBP	1,250,000	1,575,918
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	655,868
			91,914,914
TOTAL INDUSTRIALS			408,955,238
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (b)		900,000	891,792
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		895,000	778,301
			1,670,093
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		1,965,000	1,832,363
Dell International LLC/EMC Corp.:
3.375% 12/15/41		3,736,000	2,730,871
3.45% 12/15/51		1,801,000	1,236,709
5.3% 10/1/29		6,227,000	6,241,599
5.85% 7/15/25		302,000	303,334
6.02% 6/15/26		2,109,000	2,132,134
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		2,410,000	2,060,912
TTM Technologies, Inc. 4% 3/1/29 (b)		515,000	458,400
Vontier Corp.:
2.4% 4/1/28		7,691,000	6,720,815
2.95% 4/1/31		8,630,000	7,100,229
			30,817,366
IT Services - 0.0%
Acuris Finance U.S. 5% 5/1/28 (b)		780,000	698,359
CDW LLC/CDW Finance Corp. 2.67% 12/1/26		5,350,000	4,955,117
Gartner, Inc.:
3.625% 6/15/29 (b)		655,000	586,877
3.75% 10/1/30 (b)		255,000	225,693
4.5% 7/1/28 (b)		395,000	373,901
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		1,450,000	1,291,046
Twilio, Inc. 3.875% 3/15/31		400,000	348,077
			8,479,070
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (b)		5,128,000	4,552,720
2.45% 2/15/31 (b)		65,196,000	54,465,557
2.6% 2/15/33 (b)		23,971,000	19,267,091
3.137% 11/15/35 (b)		6,850,000	5,437,434
3.187% 11/15/36 (b)		6,678,000	5,235,271
3.419% 4/15/33 (b)		8,000,000	6,832,734
3.5% 2/15/41 (b)		23,037,000	17,616,683
3.75% 2/15/51 (b)		1,693,000	1,265,727
Entegris, Inc. 4.375% 4/15/28 (b)		1,255,000	1,172,701
Marvell Technology, Inc.:
2.45% 4/15/28		4,982,000	4,473,076
5.75% 2/15/29		4,817,000	4,907,596
5.95% 9/15/33		3,772,000	3,896,067
Microchip Technology, Inc. 0.983% 9/1/24		2,604,000	2,541,481
Micron Technology, Inc.:
2.703% 4/15/32		2,039,000	1,673,698
3.366% 11/1/41		2,223,000	1,619,770
3.477% 11/1/51		2,229,000	1,549,776
4.185% 2/15/27		13,091,000	12,725,970
5.3% 1/15/31		9,833,000	9,732,199
ON Semiconductor Corp. 3.875% 9/1/28 (b)		500,000	457,265
Qorvo, Inc. 4.375% 10/15/29		1,155,000	1,074,471
			160,497,287
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		825,000	830,466
Cloud Software Group, Inc. 9% 9/30/29 (b)		520,000	485,321
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		505,000	517,595
Crowdstrike Holdings, Inc. 3% 2/15/29		495,000	436,811
Elastic NV 4.125% 7/15/29 (b)		495,000	444,625
Fair Isaac Corp.:
4% 6/15/28 (b)		1,130,000	1,049,674
5.25% 5/15/26 (b)		793,000	784,590
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	385,930
3.875% 12/1/29 (b)		3,115,000	2,753,231
Oracle Corp.:
1.65% 3/25/26		1,077,000	1,000,273
2.8% 4/1/27		3,114,000	2,904,541
2.875% 3/25/31		7,473,000	6,444,900
2.95% 4/1/30		8,300,000	7,360,798
3.85% 4/1/60		8,300,000	5,776,357
3.95% 3/25/51		5,299,000	3,952,801
4.1% 3/25/61		5,000,000	3,667,946
4.375% 5/15/55		2,320,000	1,821,273
5.375% 7/15/40		135,000	129,226
Roper Technologies, Inc.:
1.4% 9/15/27		1,724,000	1,524,470
1.75% 2/15/31		3,736,000	2,987,808
2% 6/30/30		4,476,000	3,726,261
2.95% 9/15/29		2,830,000	2,533,951
VMware, Inc.:
1% 8/15/24		2,107,000	2,061,594
1.4% 8/15/26		925,000	840,852
			54,421,294
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 8.25% 12/15/29 (b)		2,865,000	3,069,868
TOTAL INFORMATION TECHNOLOGY			258,954,978
MATERIALS - 0.2%
Chemicals - 0.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		935,000	902,918
Celanese U.S. Holdings LLC:
6.165% 7/15/27		11,832,000	12,012,035
6.33% 7/15/29		3,736,000	3,836,688
6.35% 11/15/28		15,274,000	15,708,617
6.55% 11/15/30		18,481,000	19,214,351
6.7% 11/15/33		9,043,000	9,499,540
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)		345,000	321,517
1.832% 10/15/27 (b)		6,986,000	6,139,667
2.3% 11/1/30 (b)		5,293,000	4,343,650
3.468% 12/1/50 (b)		3,000,000	1,974,315
LSB Industries, Inc. 6.25% 10/15/28 (b)		910,000	862,926
LYB International Finance III LLC:
1.25% 10/1/25		1,661,000	1,552,088
2.25% 10/1/30		3,241,000	2,699,280
Methanex Corp.:
5.125% 10/15/27		1,365,000	1,311,465
5.25% 12/15/29		90,000	85,574
5.65% 12/1/44		931,000	789,056
NOVA Chemicals Corp.:
5% 5/1/25 (b)		1,030,000	1,005,862
5.25% 6/1/27 (b)		949,000	878,976
8.5% 11/15/28 (b)		1,400,000	1,478,198
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,125,000	1,031,704
Nutrien Ltd. 4.9% 3/27/28		5,490,000	5,444,968
Olin Corp.:
5% 2/1/30		1,715,000	1,602,888
5.125% 9/15/27		975,000	945,555
5.625% 8/1/29		2,465,000	2,411,682
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		455,000	483,459
SPCM SA 3.125% 3/15/27 (b)		485,000	449,788
The Chemours Co. LLC:
5.375% 5/15/27		2,015,000	1,840,682
5.75% 11/15/28 (b)		275,000	241,188
The Dow Chemical Co.:
4.55% 11/30/25		85,000	83,716
5.15% 2/15/34		12,200,000	12,022,281
Tronox, Inc. 4.625% 3/15/29 (b)		1,145,000	1,013,475
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		980,000	930,982
7.375% 3/1/31 (b)		95,000	96,324
			113,215,415
Construction Materials - 0.0%
CRH America Finance, Inc. 3.95% 4/4/28 (b)		4,931,000	4,750,709
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		250,000	249,441
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		780,000	826,632
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		320,000	331,200
VM Consolidated, Inc. 5.5% 4/15/29 (b)		675,000	636,156
			6,794,138
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (b)		1,630,000	1,412,639
Ball Corp.:
2.875% 8/15/30		2,065,000	1,748,252
3.125% 9/15/31		955,000	804,546
6% 6/15/29		395,000	396,916
BWAY Holding Co. 7.875% 8/15/26 (b)		785,000	795,454
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		1,165,000	1,036,652
OI European Group BV 4.75% 2/15/30 (b)		280,000	257,768
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		985,000	998,288
Sealed Air Corp.:
5% 4/15/29 (b)		1,540,000	1,458,823
6.875% 7/15/33 (b)		1,105,000	1,143,569
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		270,000	269,174
7.25% 2/15/31 (b)		515,000	531,678
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		410,000	399,810
			11,253,569
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/29 (b)		6,227,000	5,777,473
Arsenal AIC Parent LLC 8% 10/1/30 (b)		155,000	162,363
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)		1,480,000	1,332,402
6.75% 4/15/30 (b)		510,000	506,268
Commercial Metals Co. 3.875% 2/15/31		915,000	798,830
ERO Copper Corp. 6.5% 2/15/30 (b)		1,445,000	1,355,410
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		2,215,000	2,120,226
Glencore Funding LLC 6.125% 10/6/28 (b)		2,000,000	2,064,319
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	130,092
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,655,000	1,525,969
Mineral Resources Ltd. 8% 11/1/27 (b)		2,075,000	2,113,408
Novelis Corp. 3.875% 8/15/31 (b)		470,000	397,741
PMHC II, Inc. 9% 2/15/30 (b)		675,000	621,000
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	68,328
			18,973,829
TOTAL MATERIALS			150,236,951
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree LP 4.8% 10/1/32		6,806,000	6,358,900
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		10,119,000	7,572,207
2% 5/18/32		8,258,000	6,385,188
4.7% 7/1/30		860,000	826,905
4.9% 12/15/30		7,224,000	7,033,543
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,193,062
3.375% 7/15/51		2,291,000	1,510,137
3.625% 4/15/32		8,742,000	7,627,733
4.3% 4/15/52		5,604,000	4,348,187
American Tower Corp. 2.1% 6/15/30		3,550,000	2,921,242
Boston Properties, Inc.:
2.9% 3/15/30		6,500,000	5,483,680
3.2% 1/15/25		1,035,000	1,011,781
4.5% 12/1/28		4,766,000	4,502,828
Corporate Office Properties LP:
2% 1/15/29		7,631,000	6,320,358
2.25% 3/15/26		3,486,000	3,260,049
2.75% 4/15/31		8,767,000	7,076,253
2.9% 12/1/33		8,223,000	6,272,821
Healthcare Realty Holdings LP:
3.1% 2/15/30		1,868,000	1,607,811
3.5% 8/1/26		1,945,000	1,849,991
Hudson Pacific Properties LP:
3.95% 11/1/27		2,573,000	2,221,782
4.65% 4/1/29		12,862,000	10,712,081
5.95% 2/15/28		17,949,000	16,107,716
Invitation Homes Operating Partnership LP:
2% 8/15/31		2,893,000	2,259,709
4.15% 4/15/32		13,560,000	12,232,278
Iron Mountain, Inc. 4.875% 9/15/29 (b)		5,715,000	5,314,682
Kimco Realty OP, LLC:
2.25% 12/1/31		15,265,000	12,141,085
6.4% 3/1/34		20,000,000	21,045,881
Kite Realty Group LP 5.5% 3/1/34		5,568,000	5,440,842
Kite Realty Group Trust:
4% 3/15/25		11,758,000	11,504,719
4.75% 9/15/30		20,325,000	19,176,024
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,191,401
4.4% 6/15/24		1,498,000	1,487,244
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		13,722,000	9,189,601
5% 10/15/27		665,000	544,012
5.25% 8/1/26		4,655,000	4,144,908
NNN (REIT), Inc. 5.6% 10/15/33		12,000,000	11,967,060
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		27,105,000	21,574,990
3.375% 2/1/31		13,114,000	11,041,008
3.625% 10/1/29		8,376,000	7,356,206
4.5% 1/15/25		2,396,000	2,370,985
4.5% 4/1/27		5,129,000	4,932,251
4.75% 1/15/28		14,408,000	13,822,043
4.95% 4/1/24		381,000	380,523
5.25% 1/15/26		6,569,000	6,510,321
Piedmont Operating Partnership LP 2.75% 4/1/32		3,748,000	2,652,135
Realty Income Corp.:
2.1% 3/15/28		4,695,000	4,167,117
2.2% 6/15/28		1,380,000	1,224,890
2.85% 12/15/32		1,998,000	1,646,359
3.25% 1/15/31		1,828,000	1,619,267
3.4% 1/15/28		2,874,000	2,694,931
Retail Opportunity Investments Partnership LP 4% 12/15/24		641,000	630,573
Safehold Operating Partnership LP 2.85% 1/15/32		152,000	122,234
SBA Communications Corp.:
3.125% 2/1/29		2,395,000	2,119,562
3.875% 2/15/27		515,000	485,948
Service Properties Trust:
3.95% 1/15/28		40,000	33,833
5.5% 12/15/27		430,000	404,800
Simon Property Group LP 2.45% 9/13/29		7,705,000	6,719,536
SITE Centers Corp.:
3.625% 2/1/25		2,000,000	1,967,599
4.25% 2/1/26		3,528,000	3,443,085
Store Capital Corp. 2.7% 12/1/31		8,095,000	6,302,462
Store Capital LLC:
2.75% 11/18/30		4,066,000	3,206,801
4.625% 3/15/29		2,374,000	2,215,100
Sun Communities Operating LP:
2.3% 11/1/28		4,282,000	3,716,248
2.7% 7/15/31		9,688,000	7,901,385
4.2% 4/15/32		9,341,000	8,299,741
5.7% 1/15/33		7,726,000	7,604,773
UDR, Inc. 2.1% 8/1/32		4,480,000	3,463,739
Ventas Realty LP:
2.5% 9/1/31		25,590,000	20,810,464
2.65% 1/15/25		1,375,000	1,336,924
3% 1/15/30		16,847,000	14,706,214
3.5% 4/15/24		820,000	817,553
4% 3/1/28		2,553,000	2,429,472
4.125% 1/15/26		999,000	972,150
4.4% 1/15/29		6,227,000	5,965,426
4.75% 11/15/30		16,500,000	15,766,615
VICI Properties LP:
4.375% 5/15/25		2,145,000	2,106,643
4.75% 2/15/28		14,680,000	14,216,229
4.95% 2/15/30		21,594,000	20,557,852
5.125% 5/15/32		18,487,000	17,347,520
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)		3,840,000	3,673,446
4.5% 9/1/26 (b)		1,508,000	1,454,888
4.625% 6/15/25 (b)		150,000	147,455
Vornado Realty LP:
2.15% 6/1/26		4,402,000	3,950,277
3.4% 6/1/31		14,755,000	11,452,525
Welltower OP LLC 3.625% 3/15/24		880,000	879,226
WP Carey, Inc.:
2.4% 2/1/31		3,511,000	2,889,691
3.85% 7/15/29		1,991,000	1,840,626
4% 2/1/25		4,951,000	4,870,066
4.6% 4/1/24		1,784,000	1,781,218
			520,446,626
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	1,314,000	627,716
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (c)	EUR	500,000	213,458
5% 4/27/27 (Reg. S) (c)	EUR	5,500,000	2,333,177
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	3,900,145
2.625% 10/20/28 (Reg. S)	GBP	650,000	698,900
Brandywine Operating Partnership LP:
3.95% 11/15/27		4,382,000	3,851,097
4.1% 10/1/24		5,769,000	5,703,764
4.55% 10/1/29		3,023,000	2,521,921
7.8% 3/15/28		19,371,000	19,188,436
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	8,416,270
4.875% 3/1/26		7,844,000	7,756,544
Greystar Real Estate Partners 7.75% 9/1/30 (b)		115,000	119,306
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,284,477
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	779,257
Howard Hughes Corp. 4.375% 2/1/31 (b)		2,175,000	1,852,867
Kennedy-Wilson, Inc. 4.75% 2/1/30		890,000	704,213
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	650,000	471,567
3% 1/14/25 (Reg. S)	EUR	652,000	655,247
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	694,150
Tanger Properties LP:
2.75% 9/1/31		16,949,000	13,674,969
3.125% 9/1/26		2,628,000	2,452,842
3.875% 7/15/27		11,191,000	10,271,175
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		875,000	857,339
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,281,860
			90,310,697
TOTAL REAL ESTATE			610,757,323
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32		18,116,000	15,685,312
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		5,846,000	4,800,647
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		1,625,000	1,370,306
4.75% 3/15/28 (b)		140,000	130,878
Cleco Corporate Holdings LLC:
3.375% 9/15/29		11,796,000	10,177,957
3.743% 5/1/26		19,755,000	18,978,728
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)		5,498,000	5,120,081
5.95% 12/15/36		2,055,000	2,047,852
DPL, Inc. 4.35% 4/15/29		7,785,000	7,054,378
Duke Energy Carolinas LLC 4.95% 1/15/33		8,000,000	7,885,719
Duke Energy Corp.:
2.45% 6/1/30		790,000	675,523
2.55% 6/15/31		4,359,000	3,634,205
3.85% 6/15/34	EUR	1,450,000	1,517,340
4.3% 3/15/28		2,316,000	2,250,079
4.5% 8/15/32		12,535,000	11,767,462
5% 8/15/52		17,535,000	15,622,057
6.1% 9/15/53		8,700,000	9,027,115
Duke Energy Industries, Inc. 4.9% 7/15/43		1,678,000	1,545,745
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		7,005,000	5,783,635
2.775% 1/7/32 (b)		11,501,000	9,324,900
3.616% 8/1/27 (b)		2,736,000	2,546,954
Edison International 3.55% 11/15/24		2,647,000	2,605,483
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	700,000	803,656
5.5% 1/25/35 (Reg. S)	GBP	1,500,000	1,845,045
Enel SpA 3.375% (Reg. S) (c)(i)	EUR	671,000	698,493
Exelon Corp.:
2.75% 3/15/27		269,000	250,231
3.35% 3/15/32		20,066,000	17,493,071
4.05% 4/15/30		4,724,000	4,430,492
4.1% 3/15/52		3,609,000	2,798,359
5.15% 3/15/29		6,500,000	6,472,176
5.3% 3/15/33		9,000,000	8,910,721
5.45% 3/15/34		7,200,000	7,164,978
5.6% 3/15/53		6,800,000	6,622,306
FirstEnergy Corp.:
1.6% 1/15/26		199,000	184,085
2.05% 3/1/25		2,486,000	2,394,316
2.25% 9/1/30		7,286,000	5,996,431
2.65% 3/1/30		11,794,000	10,081,909
Georgia Power Co.:
4.65% 5/16/28		5,500,000	5,420,455
5.25% 3/15/34		8,750,000	8,710,474
IPALCO Enterprises, Inc.:
3.7% 9/1/24		691,000	682,752
4.25% 5/1/30		8,967,000	8,255,807
Metropolitan Edison Co. 5.2% 4/1/28 (b)		6,490,000	6,476,792
Monongahela Power Co. 5.85% 2/15/34 (b)		6,875,000	7,002,696
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		56,000	54,040
7.25% 1/15/29 (b)		820,000	833,523
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,960,000	1,933,011
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,500,886
5.25% 6/15/29 (b)		484,000	458,677
5.75% 1/15/28		1,281,000	1,261,789
6.625% 1/15/27		57,000	56,991
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		99,228	98,809
PG&E Corp.:
5% 7/1/28		8,080,000	7,706,541
5.25% 7/1/30		1,155,000	1,085,767
Southern Co.:
1.875% 9/15/81 (c)	EUR	2,400,000	2,244,260
3.7% 4/30/30		9,229,000	8,508,333
4.4% 7/1/46		8,095,000	6,822,916
5.113% 8/1/27 (e)		13,244,000	13,210,724
5.5% 3/15/29		7,200,000	7,302,399
5.7% 3/15/34		11,450,000	11,663,942
Tampa Electric Co. 6.55% 5/15/36		280,000	297,141
Virginia Electric & Power Co.:
2.3% 11/15/31		2,300,000	1,895,786
2.4% 3/30/32		1,724,000	1,422,973
3.75% 5/15/27		2,000,000	1,923,588
Vistra Operations Co. LLC:
5% 7/31/27 (b)		3,190,000	3,057,663
5.5% 9/1/26 (b)		6,098,000	6,004,553
5.625% 2/15/27 (b)		665,000	648,009
Xcel Energy, Inc.:
3.5% 12/1/49		4,570,000	3,145,090
4.8% 9/15/41		311,000	267,850
			335,652,862
Gas Utilities - 0.0%
Boston Gas Co. 4.487% 2/15/42 (b)		1,118,000	912,215
Nakilat, Inc. 6.067% 12/31/33 (b)		1,010,054	1,040,356
ONE Gas, Inc. 2% 5/15/30		3,243,000	2,701,342
Southern Co. Gas Capital Corp. 3.15% 9/30/51		3,046,000	1,973,008
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	167,425
			6,794,346
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		6,227,000	5,690,216
Emera U.S. Finance LP:
2.639% 6/15/31		7,893,000	6,400,222
3.55% 6/15/26		9,123,000	8,748,976
4.75% 6/15/46		5,449,000	4,460,509
Sunnova Energy Corp. 11.75% 10/1/28 (b)		455,000	382,814
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	67,807
5% 1/31/28 (b)		1,056,000	997,833
The AES Corp.:
1.375% 1/15/26		6,788,000	6,270,571
2.45% 1/15/31		85,541,000	69,778,487
3.3% 7/15/25 (b)		20,507,000	19,773,090
3.95% 7/15/30 (b)		21,858,000	19,858,818
TransAlta Corp. 6.5% 3/15/40		655,000	645,704
			143,075,047
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28		2,069,000	1,937,911
3.7% 7/15/30		161,000	148,709
4.05% 4/15/25		1,897,000	1,869,967
Consolidated Edison Co. of New York, Inc.:
5.2% 3/1/33		8,097,000	8,157,972
5.5% 3/15/34		5,000,000	5,106,354
5.9% 11/15/53		5,000,000	5,272,982
Dominion Energy, Inc. 3.071% 8/15/24 (c)		5,508,000	5,443,486
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	700,000	748,159
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	800,000	857,325
4.25% 9/6/34 (Reg. S)	EUR	600,000	664,341
NiSource, Inc.:
0.95% 8/15/25		2,487,000	2,333,158
1.7% 2/15/31		3,114,000	2,473,300
2.95% 9/1/29		15,395,000	13,834,718
3.49% 5/15/27		2,236,000	2,125,007
3.6% 5/1/30		21,588,000	19,754,898
4.375% 5/15/47		3,114,000	2,582,482
4.8% 2/15/44		4,982,000	4,423,529
5% 6/15/52		2,180,000	1,977,111
5.25% 3/30/28		4,400,000	4,419,377
5.25% 2/15/43		132,000	124,820
5.4% 6/30/33		5,000,000	4,999,988
5.95% 6/15/41		2,375,000	2,401,783
Puget Energy, Inc.:
2.379% 6/15/28		6,588,000	5,852,787
3.65% 5/15/25		2,677,000	2,607,873
4.1% 6/15/30		7,982,000	7,226,272
4.224% 3/15/32		27,701,000	24,782,038
Sempra 6% 10/15/39		2,744,000	2,774,591
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(h)		3,075,000	2,928,863
2.2% 12/15/28		3,114,000	2,735,796
			140,565,597
Water Utilities - 0.0%
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	380,000	451,311
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	431,000	564,589
			1,015,900
TOTAL UTILITIES			627,103,752
TOTAL NONCONVERTIBLE BONDS (Cost $9,928,751,170)			9,572,704,014

U.S. Treasury Obligations - 12.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 8/15/40	3,500,000	2,138,555
1.75% 8/15/41	13,264,000	8,833,513
1.875% 2/15/41	7,454,500	5,136,908
2% 11/15/41	19,304,500	13,365,350
2.25% 8/15/46	830,000	563,752
2.25% 2/15/52	85,500,000	55,929,023
2.375% 5/15/51 (j)	634,826,000	428,383,562
2.875% 5/15/52 (j)	409,400,000	308,265,406
3.625% 2/15/53	244,816,000	214,041,865
3.625% 5/15/53	74,660,000	65,321,668
4.125% 8/15/53 (j)	558,570,000	534,743,498
4.25% 2/15/54	20,950,000	20,557,188
4.375% 8/15/43	9,790,000	9,585,022
4.5% 2/15/44	400,000	399,875
4.75% 11/15/53	219,800,000	233,846,594
6.25% 5/15/30	5,440,000	6,018,850
U.S. Treasury Notes:
1% 7/31/28 (k)	7,000,000	6,079,063
1.25% 4/30/28	250,000,000	220,986,328
1.25% 5/31/28	74,500,000	65,720,059
1.25% 6/30/28	75,000,000	66,011,719
1.875% 2/28/29	150,000,000	133,951,172
2.375% 3/31/29	6,492,800	5,933,557
2.625% 7/31/29 (k)	26,683,400	24,574,786
2.75% 8/15/32	125,847,100	112,352,948
3.125% 11/15/28	51,642,000	49,096,211
3.125% 8/31/29	37,590,000	35,475,563
3.375% 5/15/33	250,186,000	233,396,173
3.5% 1/31/28	32,815,100	31,829,365
3.5% 4/30/28	10,600,000	10,271,235
3.5% 1/31/30	477,918,900	458,522,112
3.5% 4/30/30	143,600,000	137,564,313
3.5% 2/15/33	310,524,000	292,923,596
3.625% 3/31/28	45,000,000	43,824,024
3.625% 3/31/30	122,852,000	118,552,180
3.75% 4/15/26	41,763,000	41,053,355
3.75% 12/31/28	1,935,000	1,891,009
3.75% 5/31/30	278,624,800	270,516,384
3.75% 6/30/30	28,200,000	27,370,524
3.75% 12/31/30	1,400,000	1,356,688
3.875% 11/30/27	115,800,000	113,877,539
3.875% 12/31/27	248,781,800	244,585,896
3.875% 12/31/29	237,407,700	232,483,344
3.875% 8/15/33	145,937,500	141,582,178
4% 2/15/26	7,402,400	7,314,207
4% 1/15/27	149,681,200	147,927,123
4% 2/15/27	27,870,000	27,641,379
4% 6/30/28	79,000,000	78,046,446
4% 1/31/29	5,950,000	5,881,203
4% 10/31/29	44,410,300	43,777,106
4% 2/28/30	461,900,000	454,953,458
4% 7/31/30	20,329,200	20,008,380
4% 1/31/31	19,175,600	18,863,997
4% 2/15/34	22,000,000	21,570,313
4.125% 7/31/28 (j)	373,500,000	370,888,417
4.125% 8/31/30	166,977,500	165,470,789
4.125% 11/15/32	489,000,900	483,824,366
4.25% 2/28/29	800,000	800,125
4.25% 2/28/31	12,000,000	11,987,344
4.375% 12/15/26	7,725,900	7,710,207
4.375% 8/31/28	104,000,000	104,333,124
4.375% 11/30/28	3,700,000	3,715,609
4.375% 11/30/30	68,244,800	68,607,351
4.5% 7/15/26	106,682,300	106,607,290
4.5% 11/15/33	600,573,200	611,927,787
4.625% 3/15/26	13,946,500	13,947,045
4.625% 9/15/26 (j)	108,800,000	109,101,750
4.625% 10/15/26	131,429,900	131,861,154
4.625% 11/15/26	15,010,000	15,066,288
4.625% 9/30/28	119,000,000	120,613,008
4.625% 9/30/30	156,000,000	159,034,687
4.875% 10/31/30 (l)	214,843,900	222,094,882
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,032,716,034)		8,562,486,785

U.S. Government Agency - Mortgage Securities - 25.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(h)	6,305	6,386
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(h)	1,956	1,981
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(h)	684	696
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(h)	7,724	7,792
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (c)(h)	1,466	1,479
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.484% 3/1/36 (c)(h)	1,454	1,475
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(h)	1,181	1,192
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(h)	6,139	6,270
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (c)(h)	776	784
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(h)	5,600	5,684
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(h)	942	953
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (c)(h)	4,425	4,487
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(h)	2,754	2,805
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (c)(h)	2,476	2,524
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(h)	9,159	9,326
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(h)	7,918	8,120
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.741% 7/1/43 (c)(h)	77,136	78,797
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (c)(h)	9,092	9,353
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (c)(h)	3,088	3,149
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (c)(h)	10,708	10,929
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(h)	7,710	7,906
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (c)(h)	2,780	2,830
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(h)	17,169	17,578
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(h)	3,869	3,969
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(h)	322,603	330,215
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(h)	23,578	24,055
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (c)(h)	15,135	15,455
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(h)	6,833	7,020
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(h)	3,248	3,316
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(h)	3,488	3,574
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.757% 2/1/35 (c)(h)	13,542	13,781
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(h)	2,905	2,906
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(h)	15,922	16,379
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(h)	1,364	1,392
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(h)	3,241	3,294
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(h)	9,396	9,508
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(h)	5,621	5,684
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (c)(h)	8,571	8,701
1% 12/1/36	84,111,198	69,660,558
1.5% 9/1/35 to 8/1/51	227,386,771	184,536,725
2% 2/1/28 to 3/1/52 (j)	1,101,392,529	923,625,614
2.5% 1/1/28 to 10/1/53	1,273,276,983	1,090,897,600
3% 12/1/28 to 7/1/53 (k)	646,712,414	568,744,090
3.25% 12/1/41	5,414	4,946
3.4% 7/1/42 to 9/1/42	105,488	95,973
3.5% 9/1/33 to 5/1/52 (m)	509,885,371	460,910,017
3.5% 12/1/46	19,829,412	18,219,047
3.65% 5/1/42 to 8/1/42	33,141	30,633
3.9% 4/1/42	9,053	8,500
4% 3/1/36 to 2/1/53	382,108,876	356,507,190
4.25% 11/1/41	17,377	16,689
4.5% to 4.5% 6/1/24 to 12/1/52 (k)	186,235,780	178,325,779
5% 10/1/29 to 11/1/53	218,557,146	213,867,904
5.29% 8/1/41 (c)	213,010	210,895
5.5% 11/1/34 to 2/1/54 (m)	190,288,647	189,399,238
6% to 6% 9/1/29 to 9/1/53	105,069,167	106,274,354
6% 11/1/53	31,510,548	31,697,642
6.5% 1/1/26 to 1/1/54	166,585,678	170,985,578
6.705% 2/1/39 (c)	95,082	96,482
7% to 7% 3/1/24 to 7/1/37	72,706	74,966
7.5% to 7.5% 11/1/24 to 9/1/32	44,027	45,347
8% 3/1/37	2,819	2,972
9% 10/1/30	2,992	3,179
TOTAL FANNIE MAE		4,564,883,663
Freddie Mac - 3.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (c)(h)	7,472	7,446
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(h)	3,682	3,691
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(h)	14,922	15,025
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(h)	15,230	15,374
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(h)	121,138	122,943
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(h)	25,961	26,490
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(h)	51,549	52,484
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(h)	7,831	8,033
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(h)	1,390	1,425
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (c)(h)	18,937	19,210
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(h)	4,666	4,767
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (c)(h)	18,998	19,330
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(h)	9,861	10,137
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(h)	11,444	11,755
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(h)	9,533	9,794
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(h)	3,449	3,535
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (c)(h)	3,030	3,096
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(h)	9,178	9,295
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(h)	6,475	6,655
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(h)	14,693	14,980
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(h)	134	135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(h)	9,722	9,959
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(h)	12,253	12,544
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (c)(h)	4,679	4,808
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (c)(h)	12,568	12,655
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (c)(h)	23,878	24,141
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (c)(h)	43,842	44,325
1.5% 8/1/35 to 6/1/51	439,122,372	335,956,654
2% 6/1/35 to 4/1/52	703,245,328	577,060,798
2.5% 1/1/28 to 8/1/53 (j)	572,511,216	488,509,452
3% 12/1/30 to 3/1/53 (d)	289,493,991	251,440,829
3.5% 3/1/32 to 10/1/52	242,351,068	219,501,865
3.5% 7/1/42	5,211,599	4,788,360
3.5% 7/1/42	2,310,176	2,122,565
3.5% 9/1/42	6,768,079	6,218,437
3.5% 11/1/42	2,050,587	1,884,057
4% 5/1/33 to 3/1/53	132,849,732	124,129,836
4% 4/1/48	8,528	8,001
4.5% 6/1/25 to 7/1/52	23,917,233	23,105,971
5% 7/1/33 to 8/1/53	152,791,773	149,931,165
5.5% 3/1/34 to 3/1/54 (j)	242,348,751	242,121,420
5.5% 1/1/54	8,040,541	7,962,648
5.5% 2/1/54	3,226,600	3,195,343
5.5% 3/1/54	11,138,866	11,030,958
6% 11/1/28 to 11/1/53	78,214,310	79,306,908
6.5% 5/1/24 to 1/1/54 (j)	59,345,330	61,306,867
7% 3/1/26 to 9/1/36	87,323	90,382
7.5% 1/1/27 to 7/1/34	28,184	29,484
8% 7/1/24 to 4/1/32	1,855	1,913
8.5% 1/1/25 to 1/1/28	882	902
TOTAL FREDDIE MAC		2,590,178,847
Ginnie Mae - 5.9%
3.5% 9/20/40 to 12/20/49	64,842,976	59,412,571
4% 7/20/33 to 10/20/52	141,119,035	132,402,118
4.5% 6/20/33 to 4/20/53	107,476,314	102,817,720
5.5% 8/15/33 to 9/15/39	182,552	185,741
6% to 6% 10/15/30 to 5/15/40	249,385	257,053
7% to 7% 8/15/25 to 11/15/32	266,271	274,113
7.5% to 7.5% 6/15/24 to 9/15/31	14,597	14,860
8% 4/15/24 to 11/15/29	2,497	2,542
8.5% to 8.5% 11/15/27 to 1/15/31	2,213	2,305
2% 9/20/50 to 1/20/54	295,339,228	240,443,698
2% 3/1/54 (d)	6,250,000	5,086,288
2% 3/1/54 (d)	8,500,000	6,917,351
2% 3/1/54 (d)	44,850,000	36,499,199
2% 3/1/54 (d)	61,150,000	49,764,237
2% 3/1/54 (d)	2,250,000	1,831,064
2% 3/1/54 (d)	3,100,000	2,522,799
2% 3/1/54 (d)	4,900,000	3,987,649
2% 3/1/54 (d)	35,150,000	28,605,281
2% 3/1/54 (d)	1,800,000	1,464,851
2% 3/1/54 (d)	3,400,000	2,766,940
2% 3/1/54 (d)	2,400,000	1,953,134
2% 3/1/54 (d)	30,750,000	25,024,535
2% 3/1/54 (d)	21,650,000	17,618,900
2% 3/1/54 (d)	53,800,000	43,782,763
2% 3/1/54 (d)	46,750,000	38,045,431
2% 3/1/54 (d)	7,500,000	6,103,545
2% 3/1/54 (d)	6,500,000	5,289,739
2% 3/1/54 (d)	2,750,000	2,237,967
2% 3/1/54 (d)	18,050,000	14,689,198
2% 3/1/54 (d)	129,750,000	105,591,329
2% 3/1/54 (d)	7,250,000	5,900,094
2% 3/1/54 (d)	12,250,000	9,969,124
2% 3/1/54 (d)	88,100,000	71,696,309
2% 3/1/54 (d)	4,900,000	3,987,649
2% 3/1/54 (d)	9,200,000	7,487,015
2% 3/1/54 (d)	2,950,000	2,400,728
2% 3/1/54 (d)	66,400,000	54,036,718
2% 3/1/54 (d)	21,250,000	17,293,378
2% 3/1/54 (d)	3,700,000	3,011,082
2% 3/1/54 (d)	1,200,000	976,567
2% 3/1/54 (d)	8,750,000	7,120,803
2% 3/1/54 (d)	62,750,000	51,066,327
2% 3/1/54 (d)	3,200,000	2,604,179
2% 4/1/54 (d)	17,750,000	14,454,762
2% 4/1/54 (d)	875,000	712,559
2% 4/1/54 (d)	8,625,000	7,023,793
2% 4/1/54 (d)	1,400,000	1,140,094
2% 4/1/54 (d)	91,375,000	74,411,487
2% 4/1/54 (d)	11,450,000	9,324,340
2% 4/1/54 (d)	450,000	366,459
2% 4/1/54 (d)	4,825,000	3,929,252
2% 4/1/54 (d)	9,975,000	8,123,169
2% 4/1/54 (d)	79,150,000	64,456,024
2% 4/1/54 (d)	3,400,000	2,768,800
2% 4/1/54 (d)	19,950,000	16,246,338
2% 4/1/54 (d)	158,400,000	128,993,484
2% 4/1/54 (d)	750,000	610,765
2% 4/1/54 (d)	5,950,000	4,845,399
2% 4/1/54 (d)	6,800,000	5,537,599
2% 4/1/54 (d)	250,000	203,588
2% 4/1/54 (d)	229,650,000	187,016,121
2% 4/1/54 (d)	28,950,000	23,575,514
2% 4/1/54 (d)	10,050,000	8,184,246
2% 4/1/54 (d)	22,450,000	18,282,220
2% 4/1/54 (d)	177,600,000	144,629,057
2% 4/1/54 (d)	9,650,000	7,858,505
2% 4/1/54 (d)	2,250,000	1,832,294
2.5% 11/20/47 to 1/20/52	282,515,612	236,975,749
2.5% 3/1/54 (d)	18,150,000	15,357,838
2.5% 3/1/54 (d)	80,600,000	68,200,649
2.5% 3/1/54 (d)	5,850,000	4,950,047
2.5% 3/1/54 (d)	121,650,000	102,935,595
2.5% 3/1/54 (d)	27,400,000	23,184,836
2.5% 3/1/54 (d)	8,850,000	7,488,533
2.5% 3/1/54 (d)	70,100,000	59,315,949
2.5% 3/1/54 (d)	15,800,000	13,369,358
2.5% 3/1/54 (d)	5,100,000	4,315,426
2.5% 4/1/54 (d)	5,425,000	4,594,721
3% 5/15/42 to 2/20/50	8,048,753	7,098,768
3% 3/1/54 (d)	7,750,000	6,796,359
3% 3/1/54 (d)	49,150,000	43,102,073
3% 3/1/54 (d)	6,575,000	5,765,944
3% 3/1/54 (d)	2,300,000	2,016,984
3% 3/1/54 (d)	12,050,000	10,567,243
3% 3/1/54 (d)	89,750,000	78,706,227
3% 3/1/54 (d)	4,200,000	3,683,188
3% 3/1/54 (d)	41,200,000	36,130,324
3% 3/1/54 (d)	5,500,000	4,823,223
3% 3/1/54 (d)	1,950,000	1,710,052
3% 3/1/54 (d)	165,650,000	145,266,701
3% 3/1/54 (d)	22,200,000	19,468,281
3% 4/1/54 (d)	164,750,000	144,580,415
3% 4/1/54 (d)	22,100,000	19,394,399
3% 4/1/54 (d)	7,700,000	6,757,324
3% 4/1/54 (d)	5,375,000	4,716,963
3% 4/1/54 (d)	40,175,000	35,256,560
3% 4/1/54 (d)	1,875,000	1,645,452
3.5% 3/1/54 (d)	3,800,000	3,436,854
3.5% 3/1/54 (d)	51,700,000	46,759,305
3.5% 3/1/54 (d)	4,600,000	4,160,402
3.5% 3/1/54 (d)	7,000,000	6,331,047
3.5% 3/1/54 (d)	94,400,000	85,378,692
3.5% 3/1/54 (d)	8,400,000	7,597,257
5% 4/15/33 to 6/20/48	8,314,370	8,280,095
5% 3/1/54 (d)	14,300,000	13,967,306
5% 3/1/54 (d)	128,300,000	125,315,062
5.5% 3/1/54 (d)	63,100,000	62,696,210
5.5% 3/1/54 (d)	6,850,000	6,806,165
5.5% 3/1/54 (d)	4,950,000	4,918,324
5.5% 3/1/54 (d)	40,300,000	40,042,112
5.5% 3/1/54 (d)	4,350,000	4,322,163
5.5% 3/1/54 (d)	3,150,000	3,129,843
6% 3/1/54 (d)	26,350,000	26,485,444
6% 3/1/54 (d)	3,200,000	3,216,449
6% 3/1/54 (d)	15,450,000	15,529,416
6% 3/1/54 (d)	1,900,000	1,909,766
6% 3/1/54 (d)	4,500,000	4,523,131
6% 3/1/54 (d)	60,550,000	60,861,239
6% 3/1/54 (d)	8,400,000	8,443,178
6% 3/1/54 (d)	34,700,000	34,878,365
6.5% 3/20/31 to 6/15/37	40,364	41,687
6.5% 3/1/54 (d)	2,200,000	2,230,078
6.5% 3/1/54 (d)	3,200,000	3,243,750
6.5% 3/1/54 (d)	29,900,000	30,308,790
6.5% 3/1/54 (d)	34,800,000	35,275,782
6.5% 3/1/54 (d)	42,700,000	43,283,790
6.5% 3/1/54 (d)	4,200,000	4,257,422
6.5% 3/1/54 (d)	4,200,000	4,257,422
6.5% 3/1/54 (d)	40,200,000	40,749,610
6.5% 3/1/54 (d)	4,900,000	4,966,992
6.5% 3/1/54 (d)	45,600,000	46,223,439
6.5% 3/1/54 (d)	8,400,000	8,514,844
6.5% 4/1/54 (d)	6,150,000	6,229,758
6.5% 4/1/54 (d)	42,400,000	42,949,877
6.5% 4/1/54 (d)	1,500,000	1,519,453
6.5% 4/1/54 (d)	6,700,000	6,786,891
6.5% 4/1/54 (d)	60,150,000	60,930,073
6.5% 4/1/54 (d)	1,100,000	1,114,266
TOTAL GINNIE MAE		3,947,717,693
Uniform Mortgage Backed Securities - 8.9%
2% 3/1/54 (d)	80,650,000	63,394,997
2% 3/1/54 (d)	16,600,000	13,048,443
2% 3/1/54 (d)	66,350,000	52,154,471
2% 3/1/54 (d)	54,125,000	42,545,000
2% 3/1/54 (d)	4,800,000	3,773,044
2% 3/1/54 (d)	11,150,000	8,764,466
2% 3/1/54 (d)	10,200,000	8,017,718
2% 3/1/54 (d)	9,200,000	7,231,667
2% 3/1/54 (d)	9,400,000	7,388,878
2% 3/1/54 (d)	4,400,000	3,458,624
2% 3/1/54 (d)	24,000,000	18,865,219
2% 3/1/54 (d)	148,300,000	116,571,334
2% 3/1/54 (d)	13,600,000	10,690,291
2% 3/1/54 (d)	189,600,000	149,035,232
2% 3/1/54 (d)	31,900,000	25,075,021
2% 3/1/54 (d)	129,700,000	101,950,789
2% 3/1/54 (d)	101,500,000	79,784,156
2% 3/1/54 (d)	21,850,000	17,175,210
2% 3/1/54 (d)	9,350,000	7,349,575
2% 3/1/54 (d)	14,000,000	11,004,711
2% 3/1/54 (d)	152,250,000	119,676,234
2% 3/1/54 (d)	194,600,000	152,965,486
2% 3/1/54 (d)	32,750,000	25,743,164
2% 3/1/54 (d)	98,875,000	77,720,773
2% 3/1/54 (d)	7,125,000	5,600,612
2% 4/1/54 (d)	4,800,000	3,777,919
2% 4/1/54 (d)	50,750,000	39,943,620
2% 4/1/54 (d)	2,400,000	1,888,959
2% 4/1/54 (d)	25,250,000	19,873,427
2% 4/1/54 (d)	63,800,000	50,214,836
2% 4/1/54 (d)	31,700,000	24,950,005
2% 4/1/54 (d)	10,800,000	8,500,317
2% 4/1/54 (d)	5,350,000	4,210,805
2% 4/1/54 (d)	254,950,000	200,662,579
2% 4/1/54 (d)	201,550,000	158,633,233
2% 4/1/54 (d)	104,350,000	82,130,379
2% 4/1/54 (d)	18,350,000	14,442,668
2% 4/1/54 (d)	118,300,000	93,109,955
2% 4/1/54 (d)	12,400,000	9,759,623
2% 4/1/54 (d)	26,250,000	20,660,493
2% 4/1/54 (d)	2,750,000	2,164,433
2% 4/1/54 (d)	23,150,000	18,220,587
2% 4/1/54 (d)	42,900,000	33,765,149
2% 4/1/54 (d)	21,200,000	16,685,808
2% 4/1/54 (d)	4,700,000	3,699,212
2% 4/1/54 (d)	3,800,000	2,990,852
2% 4/1/54 (d)	50,775,000	39,963,296
2% 4/1/54 (d)	40,425,000	31,817,159
2% 4/1/54 (d)	8,600,000	6,768,771
2.5% 3/1/54 (d)	71,350,000	58,618,484
2.5% 3/1/54 (d)	28,050,000	23,044,828
2.5% 3/1/54 (d)	3,800,000	3,121,938
2.5% 3/1/54 (d)	11,050,000	9,078,266
2.5% 3/1/54 (d)	25,450,000	20,908,766
2.5% 3/1/54 (d)	65,750,000	54,017,734
2.5% 3/1/54 (d)	2,800,000	2,300,375
2.5% 3/1/54 (d)	10,200,000	8,379,938
2.5% 3/1/54 (d)	11,325,000	9,304,195
2.5% 3/1/54 (d)	29,225,000	24,010,164
2.5% 3/1/54 (d)	1,250,000	1,026,953
2.5% 3/1/54 (d)	4,525,000	3,717,570
2.5% 3/1/54 (d)	35,725,000	29,350,320
2.5% 3/1/54 (d)	3,950,000	3,245,172
2.5% 3/1/54 (d)	92,325,000	75,850,758
2.5% 3/1/54 (d)	14,300,000	11,748,344
2.5% 3/1/54 (d)	17,750,000	14,582,734
2.5% 3/1/54 (d)	1,950,000	1,602,047
2.5% 3/1/54 (d)	17,800,000	14,623,813
2.5% 3/1/54 (d)	45,850,000	37,668,641
2.5% 3/1/54 (d)	1,950,000	1,602,047
2.5% 3/1/54 (d)	45,900,000	37,709,719
2.5% 3/1/54 (d)	7,100,000	5,833,094
2.5% 3/1/54 (d)	7,100,000	5,833,094
2.5% 3/1/54 (d)	6,050,000	4,970,453
2.5% 3/1/54 (d)	113,900,000	93,575,969
2.5% 3/1/54 (d)	44,750,000	36,764,922
2.5% 3/1/54 (d)	17,650,000	14,500,578
2.5% 3/1/54 (d)	23,725,000	19,491,570
2.5% 3/1/54 (d)	60,375,000	49,601,836
2.5% 3/1/54 (d)	3,225,000	2,649,539
2.5% 3/1/54 (d)	9,350,000	7,681,609
2.5% 4/1/54 (d)	82,050,000	67,492,533
2.5% 4/1/54 (d)	10,100,000	8,308,039
2.5% 4/1/54 (d)	210,250,000	172,947,046
2.5% 4/1/54 (d)	32,600,000	26,816,046
3% 3/1/54 (d)	43,200,000	36,959,626
3% 3/1/54 (d)	8,750,000	7,486,035
3% 3/1/54 (d)	6,625,000	5,667,998
3% 3/1/54 (d)	57,300,000	49,022,837
3% 3/1/54 (d)	71,750,000	61,385,490
3% 3/1/54 (d)	8,900,000	7,614,367
3% 3/1/54 (d)	8,050,000	6,887,153
3% 3/1/54 (d)	107,650,000	92,099,624
3% 3/1/54 (d)	85,950,000	73,534,256
3% 3/1/54 (d)	13,350,000	11,421,551
3% 3/1/54 (d)	12,100,000	10,352,117
3% 3/1/54 (d)	58,150,000	49,750,052
3% 3/1/54 (d)	46,450,000	39,740,154
3% 3/1/54 (d)	35,200,000	30,115,251
3% 3/1/54 (d)	43,600,000	37,301,845
3% 3/1/54 (d)	7,200,000	6,159,938
3% 3/1/54 (d)	34,850,000	29,815,809
3% 3/1/54 (d)	5,400,000	4,619,953
3% 3/1/54 (d)	13,500,000	11,549,883
3% 3/1/54 (d)	6,550,000	5,603,832
3% 3/1/54 (d)	4,900,000	4,192,180
3% 3/1/54 (d)	42,700,000	36,531,853
3% 3/1/54 (d)	34,100,000	29,174,149
3% 3/1/54 (d)	5,300,000	4,534,399
3% 3/1/54 (d)	4,825,000	4,128,014
3% 3/1/54 (d)	26,200,000	22,415,329
3% 3/1/54 (d)	151,200,000	129,358,691
3% 3/1/54 (d)	234,600,000	200,711,303
3% 3/1/54 (d)	23,200,000	19,848,688
3% 3/1/54 (d)	46,600,000	39,868,486
3% 3/1/54 (d)	8,600,000	7,357,703
3% 3/1/54 (d)	38,200,000	32,681,892
3% 3/1/54 (d)	57,175,000	48,915,894
3% 3/1/54 (d)	7,100,000	6,074,383
3% 3/1/54 (d)	1,300,000	1,112,211
3% 4/1/54 (d)	299,150,000	256,217,308
3% 4/1/54 (d)	218,800,000	187,398,787
3% 4/1/54 (d)	35,600,000	30,490,845
3% 4/1/54 (d)	32,100,000	27,493,149
3.5% 3/1/54 (d)	500,000	444,785
3.5% 3/1/54 (d)	10,150,000	9,029,139
3.5% 3/1/54 (d)	1,100,000	978,527
3.5% 3/1/54 (d)	23,400,000	20,815,945
4% 3/1/54 (d)	17,000,000	15,644,648
4.5% 3/1/54 (d)	4,500,000	4,258,476
4.5% 3/1/54 (d)	7,400,000	7,002,828
5% 3/1/54 (d)	4,600,000	4,461,281
5% 3/1/54 (d)	5,800,000	5,625,094
5% 3/1/54 (d)	35,300,000	34,235,486
5% 3/1/54 (d)	4,900,000	4,752,235
5% 3/1/54 (d)	19,000,000	18,427,032
5% 3/1/54 (d)	2,000,000	1,939,688
5% 3/1/54 (d)	32,300,000	31,325,955
5.5% 3/1/54 (d)	65,300,000	64,601,088
5.5% 3/1/54 (d)	8,000,000	7,914,375
5.5% 3/1/54 (d)	13,000,000	12,860,860
5.5% 3/1/54 (d)	48,400,000	47,881,970
5.5% 3/1/54 (d)	7,700,000	7,617,586
5.5% 3/1/54 (d)	24,450,000	24,188,309
6% 3/1/54 (d)	124,300,000	124,843,813
6% 3/1/54 (d)	43,850,000	44,041,844
6% 3/1/54 (d)	7,450,000	7,482,594
6% 3/1/54 (d)	1,300,000	1,305,688
6% 3/1/54 (d)	25,100,000	25,209,813
6% 3/1/54 (d)	5,950,000	5,976,031
6% 3/1/54 (d)	550,000	552,406
6% 3/1/54 (d)	29,050,000	29,177,094
6% 3/1/54 (d)	6,900,000	6,930,188
6% 3/1/54 (d)	6,000,000	6,026,250
6% 3/1/54 (d)	35,200,000	35,354,000
6% 3/1/54 (d)	6,000,000	6,026,250
6% 3/1/54 (d)	35,200,000	35,354,000
6% 3/1/54 (d)	650,000	652,844
6% 3/1/54 (d)	5,000,000	5,021,875
6% 3/1/54 (d)	44,050,000	44,242,719
6% 3/1/54 (d)	5,150,000	5,172,531
6% 3/1/54 (d)	45,450,000	45,648,844
6% 3/1/54 (d)	5,050,000	5,072,094
6% 3/1/54 (d)	44,600,000	44,795,125
6% 3/1/54 (d)	7,500,000	7,532,813
6% 3/1/54 (d)	29,550,000	29,679,281
6% 3/1/54 (d)	71,400,000	71,712,375
6.5% 3/1/54 (d)	32,675,000	33,246,813
6.5% 3/1/54 (d)	13,000,000	13,227,500
6.5% 3/1/54 (d)	15,900,000	16,178,250
6.5% 3/1/54 (d)	1,700,000	1,729,750
6.5% 3/1/54 (d)	33,500,000	34,086,250
6.5% 3/1/54 (d)	6,900,000	7,020,750
6.5% 3/1/54 (d)	68,400,000	69,597,000
6.5% 3/1/54 (d)	5,300,000	5,392,750
6.5% 3/1/54 (d)	21,600,000	21,978,000
6.5% 3/1/54 (d)	21,000,000	21,367,500
6.5% 3/1/54 (d)	4,700,000	4,782,250
6.5% 3/1/54 (d)	49,900,000	50,773,250
6.5% 3/1/54 (d)	114,100,000	116,096,750
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,952,683,961
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $17,760,445,970)		17,055,464,164

Asset-Backed Securities - 3.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	5,808,616	4,095,091
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,008,615	806,929
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	6,139,093	5,540,813
Class B, 4.458% 10/16/39 (b)	1,488,945	692,469
Series 2021-1A Class A, 2.95% 11/16/41 (b)	10,371,775	9,363,260
Series 2021-2A Class A, 2.798% 1/15/47 (b)	18,579,699	16,165,824
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	1,342,946	1,347,720
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(h)	8,580,000	8,591,497
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(h)	18,732,000	18,738,594
AIMCO CLO Ltd.:
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(h)	7,980,000	7,989,879
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4865% 1/17/32 (b)(c)(h)	4,031,543	4,034,607
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(h)	12,690,000	12,707,563
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(h)	8,250,000	8,249,810
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	32,320,000	32,256,465
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,254,282	2,013,986
Class B, 4.335% 1/16/40 (b)	435,156	243,740
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(h)	8,066,000	8,077,494
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/22/31 (b)(c)(h)	2,862,530	2,865,750
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(h)	10,540,000	10,548,316
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(h)	18,170,000	18,141,201
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(h)	24,780,000	24,763,794
Ares XXXIV CLO Ltd.:
Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(c)(h)	26,092,000	26,107,186
Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(h)	12,800,000	12,800,000
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(h)	7,970,000	7,969,968
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	3,900,000	3,909,017
Series 2023-A1 Class A1, 4.79% 5/15/28	28,969,000	28,864,622
Series 2023-A2 Class A2, 4.98% 11/15/28	6,220,000	6,234,506
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(h)	9,470,000	9,483,267
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(h)	21,860,000	21,953,298
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5604% 2/25/35 (c)(h)	124,791	123,533
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(h)	15,590,000	15,577,388
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(h)	11,380,000	11,392,768
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	4,843,321	4,734,346
Series 2021-1A Class A, 2.443% 7/15/46 (b)	26,060,650	22,934,154
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	1,852,000	1,860,621
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(h)	7,100,750	7,102,376
Capital One Multi-Asset Execution Trust:
Series 2022-A3 Class A, 4.95% 10/15/27	2,264,000	2,258,031
Series 2023-A1 Class A, 4.42% 5/15/28	27,600,000	27,259,328
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,931,196	2,929,594
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	14,679,000	14,943,696
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	10,451,930	9,407,307
Class B, 5.095% 4/15/39 (b)	3,098,041	2,045,090
Series 2021-1R Class A, 2.741% 8/15/41 (b)	11,905,840	10,983,577
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,811,230	1,651,246
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	3,539,786	3,327,359
Class B, 6.656% 1/15/46 (b)	1,119,767	1,041,481
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(h)	9,231,000	9,235,542
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(h)	6,880,000	6,886,171
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(h)	3,354,274	3,356,823
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(h)	14,430,000	14,406,364
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(h)	21,114,000	21,231,204
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(h)	2,681,235	2,682,769
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	8,242,872	8,052,984
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	11,940,000	12,006,076
Series 2023-A2 Class A, 5.08% 9/15/30	11,940,000	12,076,936
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	7,067,480	7,109,297
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	9,000,000	8,663,055
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	10,641,070	10,624,587
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(h)	11,410,000	11,397,586
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(h)	9,400,000	9,405,292
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(c)(h)	16,510,000	16,515,300
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(h)	12,220,000	12,222,004
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,568,940	24,349,450
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	8,122,275	7,704,943
Class A2II, 4.021% 5/20/49 (b)	721,980	697,467
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	29,063,030	24,222,908
Class A2I, 2.045% 11/20/51 (b)	4,011,660	3,652,500
Class A2II, 2.493% 11/20/51 (b)	10,615,650	9,345,666
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	3,900,000	3,895,070
Series 2023 A1 Class A, 4.31% 3/15/28 (n)	11,500,000	11,346,825
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	7,399,201	7,416,300
Class A3, 5.64% 2/22/28 (b)	6,112,000	6,175,392
Dominos Pizza Master Issuer LLC:
Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	5,662,388	5,542,381
Series 2017-1A Class A23, 4.118% 7/25/47 (b)	4,982,000	4,765,400
Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,552,565	2,484,616
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	34,443,840	31,381,569
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	14,110,975	12,529,085
Class A2II, 3.151% 4/25/51 (b)	6,660,653	5,751,611
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(h)	9,710,000	9,720,477
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(h)	7,990,000	7,990,639
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(h)	7,360,000	7,361,384
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(h)	40,316,000	40,359,541
Dryden Senior Loan Fund:
Series 2018-70A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7456% 1/16/32 (b)(c)(h)	2,909,000	2,912,788
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(h)	7,000,000	7,003,521
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(h)	10,090,000	10,105,185
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(h)	6,930,000	6,930,007
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(h)	7,430,806	7,433,726
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(h)	11,970,000	11,984,951
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(h)	2,000,000	2,003,058
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	23,569,000	23,926,617
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(h)	7,180,000	7,187,388
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(h)	11,500,000	11,515,468
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(h)	12,800,000	12,829,606
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	5,000,000	4,670,409
Series 2021-1 Class A, 1.37% 10/17/33 (b)	5,000,000	4,617,911
Series 2023-2 Class A, 5.28% 2/15/36 (b)	10,800,000	10,903,607
Series 2024-1 Class A, 4.87% 8/15/36 (b)	7,820,000	7,782,657
Ford Credit Auto Owner Trust 2 Series 2023-1 Class A, 4.85% 8/15/35 (b)	2,600,000	2,585,181
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30	2,700,000	2,595,390
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,221,853
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	44,930,000	44,729,459
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	5,594,881	5,590,164
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	12,689,000	12,764,914
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	18,533,000	18,327,593
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	52,499,308	51,528,029
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	6,253,000	6,265,354
Gm Financial Revolving Receiva:
Series 2021-1 Class A, 1.17% 6/12/34 (b)	5,000,000	4,536,406
Series 2023-1 Class A, 5.12% 4/11/35 (b)	6,600,000	6,662,187
Series 2023-2 Class A, 5.77% 8/11/36 (b)	6,000,000	6,189,407
GMF Floorplan Owner Revolving Trust Series 2023-1:
Class A1, 5.34% 6/15/28 (b)	18,500,000	18,570,219
Class B, 5.73% 6/15/28 (b)	5,700,000	5,690,961
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	12,903,000	12,856,389
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	11,100,000	11,150,321
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,610,623	10,159,156
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	18,332,175	16,399,513
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	2,138,000	2,150,206
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(h)	9,130,000	9,131,269
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(h)	19,170,000	19,138,331
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(c)(h)	4,500,000	4,503,429
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(h)	1,913,000	1,924,600
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(h)	9,810,000	9,825,137
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(h)	16,291,000	16,278,423
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(h)	7,360,000	7,360,442
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/31 (b)(c)(h)	2,375,170	2,375,070
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, CME Term SOFR 3 Month Index + 1.460% 6.7812% 7/29/30 (b)(c)(h)	1,741,628	1,744,411
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(h)	4,173,273	4,177,054
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(h)	10,440,000	10,508,904
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(h)	3,092,000	3,093,153
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(h)	9,420,000	9,419,972
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(h)	8,400,000	8,400,420
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	18,315,908	16,200,787
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	9,310,883	9,324,386
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A4, 4.31% 4/16/29	4,500,000	4,405,973
Series 2023-2 Class A3, 5.95% 11/15/28	7,200,000	7,339,785
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	21,900,000	22,059,594
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	104,093	100,671
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(h)	11,444,847	11,462,106
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	49,460	49,385
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, CME Term SOFR 1 Month Index + 5.360% 10.6854% 8/25/34 (c)(g)(h)	50,762	65,317
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(h)	3,241,511	3,248,960
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	7,200,000	7,306,525
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3807% 5/20/29 (b)(c)(h)	1,015,278	1,015,620
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3665% 4/15/30 (b)(c)(h)	3,602,043	3,602,047
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (c)(h)	37,705	37,073
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(h)	14,148,000	14,148,226
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	6,116,113	5,979,432
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	38,471,040	34,805,362
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,549,900	8,892,326
Class A2II, 4.008% 12/5/51 (b)	9,549,900	8,383,458
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	5,048,734	4,348,576
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	1,524,066	1,470,674
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	12,347,973	11,800,429
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(h)	12,190,000	12,195,985
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(h)	15,740,000	15,739,732
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,045,479	1,041,987
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	16,480,876	14,578,159
Class B, 4.335% 3/15/40 (b)	696,990	526,659
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	9,702,000	9,483,267
1.631% 5/15/51 (b)	5,173,000	4,643,299
1.884% 7/15/50 (b)	4,645,000	4,329,022
2.328% 7/15/52 (b)	3,269,000	2,863,659
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	8,626,623	8,639,934
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,853,333	9,131,418
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(h)	15,900,000	15,912,974
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(c)(h)	5,774,481	5,774,406
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(h)	4,245,997	4,248,808
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(h)	3,439,277	3,442,352
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(h)	14,285,000	14,301,913
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(h)	1,915,173	1,918,666
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5056% 7/15/30 (b)(c)(h)	3,232,114	3,235,340
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (c)(h)	45,367	45,190
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	14,696,000	14,779,977
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	922,363	857,885
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	6,817,720	5,965,641
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	27,144,199	23,141,787
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	37,350,000	36,709,436
Series 2023-A Class A4, 4.42% 8/15/28	4,000,000	3,936,706
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	11,321,285	11,306,925
Class A3, 4.93% 4/20/26 (b)	14,238,000	14,177,588
Series 2024-A Class A3, 5.25% 4/20/27 (b)	16,768,000	16,763,687
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(h)	1,380,000	976,545
Upstart Securitization Trust:
Series 2021-5 Class A, 1.31% 11/20/31 (b)	937,597	934,274
Series 2022-1 Class A, 3.12% 3/20/32 (b)	4,644,855	4,604,844
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	8,748,015	8,510,889
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	176,418	175,233
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,097,416	1,084,254
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	1,725,681	1,659,904
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	21,504,000	21,269,084
Class B, 0.69% 5/20/27	3,172,000	3,137,059
Series 2023 2 Class A, 4.89% 4/13/28	13,700,000	13,627,112
Series 2023-4 Class A1A, 5.16% 6/20/29	6,500,000	6,512,884
Series 2024-2 Class A, 4.83% 12/22/31 (b)	7,800,000	7,784,605
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	5,600,000	5,588,806
Series 2023-2 Class A3, 5.48% 12/20/28	7,500,000	7,583,172
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(h)	14,610,000	14,623,470
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(h)	7,780,000	7,780,545
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(h)	13,570,000	13,582,444
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(h)	7,590,000	7,591,154
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	36,600,000	36,600,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	51,008,000	51,462,854
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	16,509,174	17,164,093
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	5,945,633	5,937,524
Class A3, 4.66% 5/15/28	15,076,000	14,930,728
Series 2023-C Class A3, 5.15% 11/15/28	7,684,000	7,688,903
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	11,337,803	11,329,222
TOTAL ASSET-BACKED SECURITIES (Cost $2,055,220,693)		2,041,232,707

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	752,021	732,692
Series 2021-C Class A, 2.115% 1/25/61 (b)	2,869,940	2,736,242
Series 2021-E Class A1, 1.74% 12/25/60 (b)	13,277,116	11,269,907
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	1,909,067	1,613,414
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	13,452,414	12,153,460
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,887,128	1,837,951
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	850,851	766,814
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	16,601,704	14,742,753
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	4,944,147	4,604,782
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,783,743	2,746,934
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	6,935,253	6,716,970
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	3,495,735	3,384,358
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,224,576	1,215,960
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	32,618,192	32,073,468
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	3,316	3,278
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	527,320	520,341
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(h)	20,971	20,394
Series 2014-3R:
Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(g)(h)	556,406	56
Class AA1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(c)(h)	465,801	443,508
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	3,161,622	3,031,249
CSMC Trust sequential payer:
Series 2020-RPL3 Class A1, 4.0748% 3/25/60 (b)(c)	1,496,936	1,489,444
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	249,021	216,621
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	14,407,244	14,008,460
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	986,804	857,283
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	2,218,949	2,114,156
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	47,323,872	43,474,037
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	366,497	338,369
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	3,607,448	3,285,067
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	9,177,401	8,534,971
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	15,616,318	14,026,978
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	48,818	43,898
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	3,329,967	3,179,352
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	3,614,000	3,431,493
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	1,818,263	1,763,492
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	12,187,529	11,930,484
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	3,659,696	3,266,728
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,224,165	4,667,872
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	1,494,320	1,447,253
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/53 (b)	6,743,594	6,468,669
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	5,418,512	5,249,600
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	3,968,458	3,878,033
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,594,925	2,427,925
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(h)	1,676	1,509
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (c)(h)	49,591	46,965
Towd Point Mortgage Trust:
sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	29,387,818	26,533,473
Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	46,188,162	42,589,268
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	804,474	749,959
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.1678% 9/25/33 (c)	5,962	5,754
TOTAL PRIVATE SPONSOR		306,641,644
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (c)(h)	1,761	1,759
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (c)(h)	3,250	3,265
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (c)(h)	3,523	3,538
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (c)(h)	4,427	4,446
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (c)(h)	1,664	1,661
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (c)(n)(o)	71,392	9,489
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (c)(n)(o)	47,563	4,305
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 1/25/43 (c)(h)	459,857	446,284
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7861% 5/25/47 (c)(h)	942,384	908,002
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 5/25/48 (c)(h)	524,229	503,286
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7361% 6/25/48 (c)(h)	1,237,036	1,185,214
Series 2019-23 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8861% 5/25/49 (c)(h)	8,188,699	7,968,030
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	26	26
Series 1999-17 Class PG, 6% 4/25/29	20,077	20,279
Series 1999-32 Class PL, 6% 7/25/29	26,642	26,773
Series 1999-33 Class PK, 6% 7/25/29	19,231	19,320
Series 2001-52 Class YZ, 6.5% 10/25/31	3,283	3,345
Series 2005-102 Class CO 11/25/35 (p)	10,167	8,592
Series 2005-39 Class TE, 5% 5/25/35	11,810	11,729
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (c)(h)(o)	2,460	2,459
Series 2005-81 Class PC, 5.5% 9/25/35	32,764	32,977
Series 2006-12 Class BO 10/25/35 (p)	45,878	39,459
Series 2006-15 Class OP 3/25/36 (p)	64,142	53,199
Series 2006-37 Class OW 5/25/36 (p)	6,358	4,956
Series 2006-45 Class OP 6/25/36 (p)	19,964	15,803
Series 2006-62 Class KP 4/25/36 (p)	31,825	25,897
Series 2012-149:
Class DA, 1.75% 1/25/43	87,265	78,915
Class GA, 1.75% 6/25/42	98,272	88,614
Series 2021-45 Class DA, 3% 7/25/51	9,084,220	7,969,084
Series 2021-69 Class JK, 1.5% 10/25/51	5,167,684	4,195,188
Series 2022-2 Class TH, 2.5% 2/25/52	3,181,193	2,815,118
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,860	2,888
Series 1999-25 Class Z, 6% 6/25/29	16,051	15,982
Series 2001-20 Class Z, 6% 5/25/31	25,006	25,137
Series 2001-31 Class ZC, 6.5% 7/25/31	11,455	11,512
Series 2002-16 Class ZD, 6.5% 4/25/32	9,647	9,842
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (c)(n)(o)	12,725	290
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	11,454	211
Series 2020-101 Class BA, 1.5% 9/25/45	9,184,606	7,773,206
Series 2020-43 Class MA, 2% 1/25/45	9,182,445	8,193,889
Series 2020-49 Class JA, 2% 8/25/44	5,152,057	4,629,885
Series 2020-80 Class BA, 1.5% 3/25/45	12,852,603	10,957,566
Series 2021-68 Class A, 2% 7/25/49	10,608,391	8,274,837
Series 2021-85 Class L, 2.5% 8/25/48	5,819,354	5,026,081
Series 2021-95:
Class 0, 2.5% 9/25/48	11,447,346	9,909,442
Class BA, 2.5% 6/25/49	17,305,606	14,919,334
Series 2021-96 Class HA, 2.5% 2/25/50	9,288,758	7,974,095
Series 2022-1 Class KA, 3% 5/25/48	6,113,014	5,466,026
Series 2022-11 Class B, 3% 6/25/49	6,432,553	5,824,549
Series 2022-13:
Class HA, 3% 8/25/46	8,579,828	7,857,614
Class JA, 3% 5/25/48	4,787,698	4,292,273
Series 2022-15 Class GC, 3% 1/25/47	7,678,726	7,015,068
Series 2022-17 Class BH, 3% 5/25/47	8,471,782	7,729,320
Series 2022-3:
Class D, 2% 2/25/48	17,329,217	14,971,946
Class N, 2% 10/25/47	73,952,995	62,985,729
Series 2022-30 Class E, 4.5% 7/25/48	17,421,290	16,836,307
Series 2022-4 Class B, 2.5% 5/25/49	6,823,629	5,886,134
Series 2022-49 Class TC, 4% 12/25/48	5,622,525	5,311,959
Series 2022-5:
Class 0, 2.5% 6/25/48	6,330,027	5,500,033
Class DA, 2.25% 11/25/47	19,862,547	17,204,457
Series 2022-7:
Class A, 3% 5/25/48	8,713,911	7,791,940
Class E, 2.5% 11/25/47	16,835,233	14,781,351
Series 2022-9 Class BA, 3% 5/25/48	7,198,132	6,437,159
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (c)(n)(o)	35,486	3,186
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (c)(n)(o)	18,514	1,902
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (c)(n)(o)	5,286	505
Series 2005-72 Class ZC, 5.5% 8/25/35	258,605	257,726
Series 2005-79 Class ZC, 5.9% 9/25/35	165,774	166,011
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (c)(h)(o)	19,668	23,128
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(h)(o)	20,789	24,520
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(h)(o)	5,160	5,533
Series 2010-135 Class ZA, 4.5% 12/25/40	62,168	60,980
Series 2010-139 Class NI, 4.5% 2/25/40 (n)	4,412	13
Series 2010-150 Class ZC, 4.75% 1/25/41	631,864	616,992
Series 2010-95 Class ZC, 5% 9/25/40	1,327,429	1,313,462
Series 2011-39 Class ZA, 6% 11/25/32	75,197	76,171
Series 2011-4 Class PZ, 5% 2/25/41	204,033	194,041
Series 2011-67 Class AI, 4% 7/25/26 (n)	3,900	74
Series 2012-100 Class WI, 3% 9/25/27 (n)	191,222	6,488
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (c)(n)(o)	18,734	126
Series 2013-133 Class IB, 3% 4/25/32 (n)	56,309	1,002
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (c)(n)(o)	75,610	7,176
Series 2013-16 Class GP, 3% 3/25/33	368,351	355,470
Series 2013-44 Class DJ, 1.85% 5/25/33	6,170,639	5,519,626
Series 2013-51 Class GI, 3% 10/25/32 (n)	67,854	3,487
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (c)(n)(o)	98,241	6,692
Series 2015-42 Class IL, 6% 6/25/45 (n)	483,429	79,054
Series 2015-70 Class JC, 3% 10/25/45	544,072	505,740
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	252,535	41,901
Series 2020-39 Class MG, 1.5% 6/25/40	23,239,120	18,947,954
Series 2020-45:
Class JC, 1.5% 7/25/40	23,738,168	19,339,606
Class JL, 3% 7/25/40	422,670	377,699
Series 2020-59 Class MC, 1.5% 8/25/40	26,047,598	21,209,012
Series 2021-59 Class H, 2% 6/25/48	5,969,807	4,781,476
Series 2021-66:
Class DA, 2% 1/25/48	6,474,692	5,208,955
Class DM, 2% 1/25/48	6,880,742	5,529,194
Series 2022-28 Class A, 2.5% 2/25/52	16,104,048	14,802,675
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	16,336	2,520
Series 343 Class 16, 5.5% 5/25/34 (n)	15,254	2,382
Series 348 Class 14, 6.5% 8/25/34 (c)(n)	12,815	2,402
Series 351:
Class 12, 5.5% 4/25/34 (c)(n)	7,858	1,273
Class 13, 6% 3/25/34 (n)	11,971	2,130
Series 359 Class 19, 6% 7/25/35 (c)(n)	7,020	1,297
Series 384 Class 6, 5% 7/25/37 (n)	69,310	11,552
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (c)(h)	1,279	1,277
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(h)	2,016	2,019
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (c)(h)	1,746	1,753
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (c)(h)	3,052	3,055
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(h)	1,088	1,089
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7892% 8/15/47 (c)(h)	483,100	465,673
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	5,069,482	4,143,050
Series 2021-5148:
Class AD, 1.5% 10/25/51	5,144,029	4,207,276
Class PC, 1.5% 10/25/51	5,099,034	4,140,538
Series 2095 Class PE, 6% 11/15/28	26,023	26,211
Series 2101 Class PD, 6% 11/15/28	1,824	1,835
Series 2104 Class PG, 6% 12/15/28	1,984	1,999
Series 2121 Class MG, 6% 2/15/29	11,030	11,114
Series 2131 Class BG, 6% 3/15/29	59,238	59,660
Series 2137 Class PG, 6% 3/15/29	9,630	9,679
Series 2154 Class PT, 6% 5/15/29	20,292	20,435
Series 2162 Class PH, 6% 6/15/29	3,638	3,655
Series 2520 Class BE, 6% 11/15/32	38,045	38,706
Series 2693 Class MD, 5.5% 10/15/33	148,778	148,349
Series 2802 Class OB, 6% 5/15/34	30,026	30,234
Series 3002 Class NE, 5% 7/15/35	82,758	82,155
Series 3110 Class OP 9/15/35 (p)	13,640	12,812
Series 3119 Class PO 2/15/36 (p)	75,175	59,942
Series 3121 Class KO 3/15/36 (p)	11,458	9,447
Series 3123 Class LO 3/15/36 (p)	42,597	34,211
Series 3145 Class GO 4/15/36 (p)	44,832	36,291
Series 3189 Class PD, 6% 7/15/36	76,280	78,078
Series 3225 Class EO 10/15/36 (p)	22,709	17,844
Series 3258 Class PM, 5.5% 12/15/36	25,004	25,298
Series 3415 Class PC, 5% 12/15/37	33,533	32,996
Series 3806 Class UP, 4.5% 2/15/41	172,055	167,489
Series 3832 Class PE, 5% 3/15/41	331,282	329,687
Series 4135 Class AB, 1.75% 6/15/42	75,297	67,796
sequential payer:
Series 2009-3550 Class DB, 4% 7/15/24	58,158	57,876
Series 2009-3578 Class KB, 4% 9/15/24	51,229	50,915
Series 2010-3711 Class B, 4% 8/15/25	267,157	263,903
Series 2010-3720 Class EB, 4% 9/15/25	369,923	365,335
Series 2012-4140 Class JW, 4% 3/15/25	189,646	187,867
Series 2020-4993 Class LA, 2% 8/25/44	8,759,266	7,876,849
Series 2020-5018:
Class LC, 3% 10/25/40	2,842,576	2,543,237
Class LY, 3% 10/25/40	2,159,842	1,931,908
Series 2020-5066 Class A, 1.5% 11/25/44	3,803,369	3,225,116
Series 2021-5169 Class TP, 2.5% 6/25/49	5,010,909	4,261,772
Series 2021-5175 Class CB, 2.5% 4/25/50	33,429,163	28,705,762
Series 2021-5180 Class KA, 2.5% 10/25/47	6,764,302	5,903,300
Series 2022-5189:
Class DA, 2.5% 5/25/49	4,652,416	3,962,711
Class TP, 2.5% 5/25/49	4,540,313	3,867,155
Series 2022-5190:
Class BA, 2.5% 11/25/47	4,488,773	3,914,943
Class CA, 2.5% 5/25/49	3,807,093	3,241,915
Series 2022-5191 Class CA, 2.5% 4/25/50	7,975,520	6,799,546
Series 2022-5197:
Class A, 2.5% 6/25/49	3,807,101	3,241,914
Class DA, 2.5% 11/25/47	3,408,458	2,975,188
Series 2022-5198 Class BA, 2.5% 11/25/47	16,613,319	14,728,360
Series 2022-5201 Class EB, 3% 2/25/48	9,092,394	8,253,227
Series 2022-5202:
Class AG, 3% 1/25/49	3,763,449	3,390,087
Class LB, 2.5% 10/25/47	3,638,749	3,180,744
Class UA, 3% 4/25/50	6,691,400	5,947,022
Series 2022-5210 Class TA, 3.5% 11/25/46	4,940,870	4,551,683
Series 2114 Class ZM, 6% 1/15/29	850	857
Series 2135 Class JE, 6% 3/15/29	5,874	5,956
Series 2274 Class ZM, 6.5% 1/15/31	7,877	7,918
Series 2281 Class ZB, 6% 3/15/30	12,338	12,425
Series 2303 Class ZV, 6% 4/15/31	6,574	6,616
Series 2357 Class ZB, 6.5% 9/15/31	54,948	55,759
Series 2502 Class ZC, 6% 9/15/32	16,661	16,953
Series 2519 Class ZD, 5.5% 11/15/32	19,084	19,161
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,004
Series 3871 Class KB, 5.5% 6/15/41	412,032	420,643
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (c)(n)(o)	26,422	2,127
Series 2013-4281 Class AI, 4% 12/15/28 (n)	13,733	97
Series 2017-4683 Class LM, 3% 5/15/47	679,012	634,198
Series 2020-5000 Class BA, 2% 4/25/45	15,135,908	13,437,402
Series 2020-5041:
Class LA, 1.5% 11/25/40	3,522,529	2,863,217
Class LB, 3% 11/25/40	4,840,483	4,333,843
Series 2020-5046 Class PT, 1.5% 11/25/40	2,671,964	2,169,862
Series 2021-5083 Class VA, 1% 8/15/38	19,083,043	17,783,135
Series 2021-5176 Class AG, 2% 1/25/47	25,147,201	21,448,473
Series 2021-5182 Class A, 2.5% 10/25/48	43,894,087	38,205,374
Series 2022-5207 Class PA, 3% 6/25/51	11,461,594	10,131,487
Series 2022-5210 Class AB, 3% 1/25/42	8,628,351	7,848,872
Series 2022-5214 Class CB, 3.25% 4/25/52	21,337,135	19,472,440
Series 2022-5236 Class P, 5% 4/25/48	6,890,494	6,808,999
Series 2022-5266 Class CD, 4.5% 10/25/44	13,160,099	12,828,656
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7608% 11/15/31 (c)(n)(o)	4,821	163
Series 2587 Class IM, 6.5% 3/15/33 (n)	2,104	343
Series 2933 Class ZM, 5.75% 2/15/35	373,770	380,174
Series 2935 Class ZK, 5.5% 2/15/35	288,852	291,629
Series 2947 Class XZ, 6% 3/15/35	146,640	149,401
Series 2996 Class ZD, 5.5% 6/15/35	243,030	244,619
Series 3237 Class C, 5.5% 11/15/36	329,015	328,809
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (c)(n)(o)	106,547	9,064
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (c)(n)(o)	70,788	7,213
Series 3949 Class MK, 4.5% 10/15/34	142,160	138,718
Series 4055 Class BI, 3.5% 5/15/31 (n)	35,470	344
Series 4149 Class IO, 3% 1/15/33 (n)	36,396	2,684
Series 4314 Class AI, 5% 3/15/34 (n)	8,907	168
Series 4427 Class LI, 3.5% 2/15/34 (n)	233,600	11,726
Series 4471 Class PA 4% 12/15/40	215,007	208,755
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (c)(h)	83,246	81,055
Series 2156 Class TC, 6.25% 5/15/29	4,489	4,491
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	2,321	2,330
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	6,790	6,820
Series 2056 Class Z, 6% 5/15/28	15,984	16,078
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7392% 5/15/48 (c)(h)	841,357	805,293
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	6,547,624	5,364,768
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	4,928,966	4,210,299
Class GC, 2% 11/25/47	5,411,556	4,553,119
Series 2021-5164 Class M, 2.5% 7/25/48	5,029,005	4,296,590
Series 4386 Class AZ, 4.5% 11/15/40	778,029	746,274
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	5,426,530	5,073,043
Series 2018-4 Class MA, 3.5% 3/25/58	2,165,634	2,017,990
Series 2019-1 Class MA, 3.5% 7/25/58	3,628,362	3,380,341
Series 2018-3 Class M55D, 4% 8/25/57	321,248	292,466
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (c)(n)(o)	44,818	4,086
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (c)(h)(q)	282,858	282,058
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (c)(h)(q)	73,642	73,261
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (c)(h)(q)	67,974	67,523
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (c)(h)(q)	62,215	61,830
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (c)(h)(q)	160,150	159,367
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (c)(h)(q)	118,335	117,938
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (c)(h)(q)	99,220	98,797
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (c)(h)(q)	162,062	161,400
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (c)(h)(q)	123,994	123,559
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(h)(q)	159,487	158,971
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(h)(q)	143,718	143,270
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (c)(h)(q)	154,483	154,044
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0129% 9/20/61 (c)(h)(q)	453,126	451,902
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (c)(h)(q)	165,841	165,490
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (c)(h)(q)	178,236	178,071
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (c)(h)(q)	87,219	87,124
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (c)(h)(q)	166,523	166,170
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (c)(h)(q)	80,429	80,191
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (c)(h)(q)	4,458	4,419
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (c)(h)(q)	90,440	90,245
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (c)(h)(q)	192,895	192,487
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (c)(h)(q)	117,757	117,369
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (c)(h)(q)	3,137	3,070
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (c)(h)(q)	5,738	5,673
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (c)(h)(q)	11,708	11,499
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (c)(h)	1,996,795	1,950,996
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	12,629	758
Series 2016-69 Class WA, 3% 2/20/46	284,821	256,826
Series 2017-134 Class BA, 2.5% 11/20/46	107,650	96,109
Series 2017-153 Class GA, 3% 9/20/47	933,649	824,078
Series 2017-182 Class KA, 3% 10/20/47	738,708	663,632
Series 2018-13 Class Q, 3% 4/20/47	916,593	834,971
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	124,785	121,829
Series 2010-160 Class DY, 4% 12/20/40	955,929	915,221
Series 2010-170 Class B, 4% 12/20/40	210,989	201,733
Series 2017-139 Class BA, 3% 9/20/47	2,834,968	2,508,611
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (c)(n)(o)	30,612	1,895
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (c)(n)(o)	22,416	1,676
Series 2010-116 Class QB, 4% 9/16/40	66,126	63,285
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (c)(h)(q)	199,843	198,867
Series 2011-52 Class HI, 7% 4/16/41 (n)	25,567	3,657
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (c)(n)(o)	81,991	6,969
Series 2013-149 Class MA, 2.5% 5/20/40	597,956	574,713
Series 2014-2 Class BA, 3% 1/20/44	1,761,613	1,589,204
Series 2014-21 Class HA, 3% 2/20/44	656,464	590,891
Series 2014-25 Class HC, 3% 2/20/44	1,118,288	1,005,336
Series 2014-5 Class A, 3% 1/20/44	931,662	840,438
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)	5,544	5,278
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (c)(h)(q)	469,336	467,662
Series 2017-186 Class HK, 3% 11/16/45	958,816	854,903
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (c)(h)(q)	856,708	853,028
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3025% 5/20/65 (c)(q)	28,455	27,725
TOTAL U.S. GOVERNMENT AGENCY		747,019,541
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,075,487,990)		1,053,661,185

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(h)	12,973,862	12,803,580
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(c)(h)	2,064,000	2,024,010
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(c)(h)	1,474,000	1,442,217
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	10,032,050
Class ANM, 3.112% 11/5/32 (b)	6,380,000	5,894,489
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,086,158
Class CNM, 3.7186% 11/5/32 (b)(c)	536,000	403,877
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	11,067,000	10,395,346
Series 2018-BN10:
Class A4, 3.428% 2/15/61	7,450,721	7,041,629
Class A5, 3.688% 2/15/61	40,101,000	37,816,647
Series 2018-BN14:
Class A4, 4.231% 9/15/60	10,750,000	10,300,616
Class ASB, 4.185% 9/15/60	5,638,389	5,499,933
Series 2018-BN15 Class ASB, 4.285% 11/15/61	1,252,746	1,231,304
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	984,383
Series 2019-BN23 Class ASB, 2.846% 12/15/52	3,300,000	3,092,532
Series 2020-BN26 Class ASB, 2.313% 3/15/63	19,800,000	18,261,009
Series 2021-BN35 Class ASB, 2.067% 6/15/64	1,200,000	1,055,706
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	26,590,000	27,023,811
Class A3, 6.26% 4/15/56	31,590,000	32,580,912
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (c)(n)	30,600,000	666,226
Series 2021-BN33 Class XA, 1.0526% 5/15/64 (c)(n)	102,603,038	5,196,095
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	6,489,939	6,172,419
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	10,059,000	9,462,899
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	12,200,000	12,894,966
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56	10,700,000	11,225,322
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	1,896,629	1,797,430
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, CME Term SOFR 1 Month Index + 0.710% 6.0354% 11/25/35 (b)(c)(h)	23,499	22,027
Class M1, CME Term SOFR 1 Month Index + 0.770% 6.0954% 11/25/35 (b)(c)(h)	6,286	5,823
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0204% 1/25/36 (b)(c)(h)	57,322	53,343
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1104% 1/25/36 (b)(c)(h)	18,505	17,223
Class M2, CME Term SOFR 1 Month Index + 0.810% 6.1404% 1/25/36 (b)(c)(h)	6,978	6,494
Class M3, CME Term SOFR 1 Month Index + 0.860% 6.1854% 1/25/36 (b)(c)(h)	10,156	9,455
Series 2006-1:
Class A2, CME Term SOFR 1 Month Index + 0.650% 5.9754% 4/25/36 (b)(c)(h)	9,818	8,979
Class M1, CME Term SOFR 1 Month Index + 0.680% 6.0054% 4/25/36 (b)(c)(h)	5,936	5,404
Class M2, CME Term SOFR 1 Month Index + 0.710% 6.0354% 4/25/36 (b)(c)(h)	6,279	5,626
Class M6, CME Term SOFR 1 Month Index + 1.070% 6.3954% 4/25/36 (b)(c)(h)	5,936	4,932
Series 2006-2A:
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9004% 7/25/36 (b)(c)(h)	8,680	8,253
Class M2, CME Term SOFR 1 Month Index + 0.600% 5.9304% 7/25/36 (b)(c)(h)	6,168	5,602
Class M4, CME Term SOFR 1 Month Index + 0.740% 6.0654% 7/25/36 (b)(c)(h)	5,825	5,499
Series 2006-4A:
Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 12/25/36 (b)(c)(h)	125,042	115,902
Class M1, CME Term SOFR 1 Month Index + 0.540% 5.8704% 12/25/36 (b)(c)(h)	10,049	9,369
Class M3, CME Term SOFR 1 Month Index + 0.620% 5.9454% 12/25/36 (b)(c)(h)	6,812	6,212
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8404% 3/25/37 (b)(c)(h)	29,632	27,416
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.8404% 7/25/37 (b)(c)(h)	101,077	91,797
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.9154% 7/25/37 (b)(c)(h)	94,607	84,383
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9904% 7/25/37 (b)(c)(h)	32,227	28,849
Class M2, CME Term SOFR 1 Month Index + 0.520% 6.0504% 7/25/37 (b)(c)(h)	20,997	18,617
Class M3, CME Term SOFR 1 Month Index + 0.600% 6.1704% 7/25/37 (b)(c)(h)	28,502	23,549
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8704% 7/25/37 (b)(c)(h)	34,610	31,187
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9004% 7/25/37 (b)(c)(h)	18,359	16,374
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9454% 7/25/37 (b)(c)(h)	19,589	17,225
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9904% 7/25/37 (b)(c)(h)	31,623	27,006
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1854% 7/25/37 (b)(c)(h)	49,718	44,389
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3354% 7/25/37 (b)(c)(h)	27,323	31,260
BBCMS Mortgage Trust sequential payer:
Series 2019-C3 Class ASB, 3.458% 5/15/52	4,558,701	4,394,152
Series 2021-C9 Class ASB, 1.96% 2/15/54	6,100,000	5,466,727
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	14,543,000	15,220,884
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2315% 6/15/38 (b)(c)(h)	4,207,067	3,965,294
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	8,300,000	8,663,851
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	2,754,952	2,666,088
Series 2018-B2 Class ASB, 3.7802% 2/15/51	2,920,931	2,851,749
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,200,371
Series 2019-B10:
Class A4, 3.717% 3/15/62	2,283,000	2,121,547
Class ASB, 3.615% 3/15/62	9,050,000	8,734,861
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	10,918,414
Series 2023-V2 Class A3, 5.8118% 5/15/55	7,200,000	7,337,522
Series 2023-V4 Class A3, 6.8409% 11/15/56	20,333,000	21,604,345
Series 2018-B7 Class A2, 4.377% 5/15/53	926,988	911,906
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	14,371,146
Series 2019-B12 Class XA, 1.0242% 8/15/52 (c)(n)	81,764,040	2,719,734
Series 2019-B14 Class XA, 0.7701% 12/15/62 (c)(n)	128,730,245	3,261,020
Series 2020-B17 Class XA, 1.4137% 3/15/53 (c)(n)	28,796,593	1,388,359
Series 2020-B18 Class XA, 1.7799% 7/15/53 (c)(n)	19,530,093	1,213,678
Series 2020-B19 Class XA, 1.7643% 9/15/53 (c)(n)	11,118,850	701,034
Series 2021-B27 Class XA, 1.2588% 7/15/54 (c)(n)	35,343,864	2,113,040
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(h)	21,008,136	20,278,450
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(h)	14,644,000	14,632,368
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	15,900,000	16,633,246
Series 2023-C6 Class XA, 0.7866% 9/15/56 (c)(n)	225,260,311	12,514,607
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(h)	71,777,000	71,998,863
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(h)	11,281,000	11,263,373
Bx 2021-Xl2 floater Series 2021-XL2 Class A, CME Term SOFR 1 Month Index + 0.800% 6.121% 10/15/38 (b)(c)(h)	1,204,954	1,192,905
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(h)	4,437,000	4,420,922
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(c)(h)	2,933,000	2,919,560
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(c)(h)	3,079,000	3,061,855
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(h)	3,524,784	3,518,175
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(h)	10,906,350	10,879,084
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(c)(h)	9,529,350	9,499,571
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(h)	1,526,720	1,516,701
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(h)	16,858,675	16,658,478
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(h)	3,336,000	3,313,065
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(h)	21,819,512	21,594,498
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(h)	9,701,000	9,537,296
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(h)	10,186,000	9,956,815
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(c)(h)	3,579,000	3,476,104
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(c)(h)	11,390,000	11,162,200
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(h)	15,234,477	15,082,728
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(h)	18,013,805	18,013,805
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(h)	5,009,221	4,973,217
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(c)(h)	8,679,591	8,571,096
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(c)(h)	5,852,947	5,757,837
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(c)(h)	5,852,947	5,756,008
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(h)	25,788,000	25,965,293
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(h)	5,009,000	5,048,133
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(c)(h)	2,714,000	2,735,203
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (b)(c)(h)	2,663,553	2,659,391
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(h)	14,129,000	14,091,311
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(h)	4,323,000	4,317,596
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(h)	34,681,000	34,681,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(h)	23,870,450	23,646,665
BX Trust:
floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(h)	23,912,667	23,972,632
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(h)	8,753,521	8,750,768
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(h)	2,451,139	2,448,075
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(h)	1,653,485	1,650,385
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 1/15/34 (b)(c)(h)	5,493,322	5,452,122
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(c)(h)	20,276,000	20,269,664
Class B, CME Term SOFR 1 Month Index + 1.540% 6.865% 12/15/37 (b)(c)(h)	7,200,000	7,205,749
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	13,248,332	12,820,942
CD Mortgage Trust sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50	17,950,000	16,650,777
Class AAB, 3.22% 8/15/50	588,848	568,095
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	28,296,507	26,310,780
Class A2, 1.99% 7/15/60 (b)	10,095,640	8,617,675
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	15,360,984	13,782,514
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	8,445,777	7,969,354
Series 2017-C8 Class A3, 3.3048% 6/15/50	17,489,806	16,433,815
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(h)	4,679,950	4,627,180
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(c)(h)	1,600,000	1,542,636
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	774,117	721,406
Class A4, 3.458% 8/15/50	2,800,000	2,592,716
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	922,563	915,761
Series 2016-GC37 Class AAB, 3.098% 4/10/49	144,161	140,522
Series 2017-P7 Class AAB, 3.509% 4/14/50	5,800,776	5,660,914
Series 2019-C7 Class A4, 3.102% 12/15/72	10,211,702	9,081,576
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,023,401
Series 2014-GC25 Class A/S, 4.017% 10/10/47	7,354,000	7,202,298
Series 2015-GC27 Class A5, 3.137% 2/10/48	23,810,000	23,359,134
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	2,479,277	2,437,068
Class XA, 0.8676% 9/10/58 (c)(n)	1,441,428	14,819
Series 2016-P6 Class XA, 0.555% 12/10/49 (c)(n)	1,167,484	14,221
Series 2019-GC41 Class XA, 1.0393% 8/10/56 (c)(n)	20,299,116	737,258
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,131,198	2,117,227
Series 2015 LC19 Class A3, 2.922% 2/10/48	21,986,061	21,608,169
Series 2015-CR24 Class A5, 3.696% 8/10/48	9,464,000	9,183,845
Series 2015-DC1 Class A4, 3.078% 2/10/48	30,176,064	29,783,778
Series 2015-LC21 Class A4, 3.708% 7/10/48	2,085,000	2,025,615
Series 2014-CR17 Class XA, 0.8146% 5/10/47 (c)(n)	1,699,229	70
Series 2014-CR20 Class XA, 0.9224% 11/10/47 (c)(n)	328,392	568
Series 2014-LC17 Class XA, 0.645% 10/10/47 (c)(n)	962,289	1,217
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (c)(n)	2,469,079	6,399
COMM Trust sequential payer Series 2017-COR2 Class ASB, 3.317% 9/10/50	784,154	756,871
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(h)	25,302,052	25,302,259
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(h)	10,808,111	10,806,385
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(h)	17,618,168	17,617,559
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,897,911	3,609,697
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	14,087	14,041
Series 2015-1 Class A3, 3.3512% 4/15/50	657,579	652,785
Series 2015-C4 Class A3, 3.5438% 11/15/48	4,455,976	4,333,798
Series 2020-C19 Class ASB, 2.5501% 3/15/53	6,551,300	6,065,899
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	3,151,198	3,051,063
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	6,803,000	6,700,961
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(h)	66,059,128	65,398,536
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(c)(h)	27,242,291	26,944,328
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(h)	28,650,832	28,615,067
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(c)(h)	3,862,704	3,856,669
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(h)	2,892,452	2,887,932
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(h)	20,122,676	20,091,053
Fannie Mae sequential payer Series 2018-M10 Class A2, 3.3572% 7/25/28 (c)	999,764	949,421
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	2,543,000	2,472,852
Series 2016-K054 Class A2, 2.745% 1/25/26	26,020,748	25,017,115
Series 2017-K067 Class A2, 3.194% 7/25/27	6,723,000	6,408,888
Series 2017-K070 Class A2, 3.303% 11/25/27	4,204,000	4,004,648
Series 2020-K117 Class A2, 1.406% 8/25/30	20,350,000	16,627,743
Series 2021-K126 Class A2, 2.074% 1/25/31	4,100,000	3,468,303
Series 2021-K127 Class A2, 2.108% 1/25/31	45,755,000	38,743,550
Series 2022-K141 Class A2, 2.25% 2/25/32	10,466,000	8,743,269
Series 2022-K146 Class A2, 2.92% 6/25/32	22,753,000	19,882,641
Series 2022-K147 Class A2, 3% 6/25/32	27,709,000	24,350,844
Series 2022-K750 Class A2, 3% 9/25/29	75,249,000	69,256,140
Series 2023-K751 Class A2, 4.412% 3/25/30	7,710,000	7,565,871
Series 2023-K752 Class A2, 4.284% 7/25/30	23,300,000	22,673,309
Series 2023-K754 Class A2, 4.94% 11/25/30	38,100,000	38,396,060
Series 2024-K516 Class A2, 5.476% 1/25/29	16,100,000	16,582,952
Series K065 Class A2, 3.243% 4/25/27	18,275,000	17,510,864
Series K069 Class A2, 3.187% 9/25/27	5,000,000	4,755,463
Series K072 Class A2, 3.444% 12/25/27	8,764,000	8,371,804
Series 2017-K068 Class A2, 3.244% 8/25/27	25,525,250	24,351,035
Series 2017-K727 Class A2, 2.946% 7/25/24	14,319,397	14,178,024
Series 2021-K123 Class A2, 1.621% 12/25/30	2,923,000	2,402,658
Series 2022 K748 Class A2, 2.26% 1/25/29	45,299,000	40,443,912
Series K047 Class A2, 3.329% 5/25/25	42,356,449	41,443,045
Series K063 Class A2, 3.43% 1/25/27	6,124,002	5,909,509
Series K086 Class A2, 3.859% 11/25/28	11,771,000	11,334,962
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	21,579,760	21,133,646
Series K044 Class A2, 2.811% 1/25/25	48,706,264	47,664,481
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(c)(h)	7,571,587	7,536,584
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(c)(h)	326,925	318,752
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(h)	22,827,106	22,499,494
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(c)(h)	1,654,000	1,606,448
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(h)	1,363,000	1,308,498
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	2,226,376	2,150,971
Series 2016-GC34 Class AAB, 3.278% 10/10/48	971,868	952,122
Series 2017-GS6 Class A2, 3.164% 5/10/50	4,096,129	3,838,170
Series 2018-GS10:
Class A4, 3.89% 7/10/51	15,685,681	14,814,100
Class A5, 4.155% 7/10/51	5,212,000	4,840,728
Class AAB, 4.106% 7/10/51	1,735,885	1,689,021
Series 2018-GS9 Class A4, 3.992% 3/10/51	20,920,000	19,428,578
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	6,400,000	5,967,642
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	7,848,324	7,606,653
Series 2013-GC13 Class A/S, 3.8369% 7/10/46 (b)(c)	2,455,833	2,335,507
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,860,805	2,755,859
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(h)	53,036,000	53,317,754
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9141% 4/15/37 (b)(c)(h)	18,158,800	17,160,066
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	20,349,686
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	3,288,258	3,280,353
Series 2014-C22 Class A4, 3.8012% 9/15/47	854,173	843,392
Series 2015-C29 Class A4, 3.6108% 5/15/48	5,409,013	5,255,338
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	2,429,710	2,350,605
Series 2018-C8 Class ASB, 4.145% 6/15/51	7,590,892	7,378,832
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,402,317
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(h)	4,937,713	4,642,126
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,694,310	1,560,529
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	1,846,000	1,093,930
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	1,167,147	1,054,809
Class CFX, 4.9498% 7/5/33 (b)	767,000	607,976
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,016,142
Class EFX, 5.3635% 7/5/33 (b)(c)	1,614,000	1,101,114
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6078% 12/15/36 (b)(c)(h)	11,000,000	11,041,274
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	5,098,050	4,817,643
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(h)	41,080,997	40,721,538
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(h)	22,757,000	22,500,984
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(h)	8,790,000	8,680,125
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(h)	8,790,000	8,388,956
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(h)	9,084,997	8,985,630
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(c)(h)	2,889,932	2,846,583
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(c)(h)	2,003,293	1,968,236
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(c)(h)	2,785,737	2,736,987
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(h)	2,433,834	2,372,988
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(h)	11,210,236	11,112,146
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C20 Class ASB, 3.069% 2/15/48	180,485	178,820
Series 2016-C28 Class A3, 3.272% 1/15/49	5,124,962	4,930,404
Series 2014-C17 Class ASB, 3.477% 8/15/47	13,792	13,759
Series 2015-C22 Class ASB, 3.04% 4/15/48	415,615	409,771
Series 2015-C25 Class XA, 1.0274% 10/15/48 (c)(n)	822,649	8,065
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.215% 8/15/33 (b)(c)(h)	134,441	110,918
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 12/15/36 (b)(c)(h)	9,700,000	7,727,533
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	15,100,000	14,210,062
Series 2017-HR2:
Class A3, 3.33% 12/15/50	6,540,060	6,115,825
Class A4, 3.587% 12/15/50	7,467,886	7,007,892
Series 2018-L1 Class A3, 4.139% 10/15/51	960,000	918,289
Series 2019-L2 Class A3, 3.806% 3/15/52	19,925,000	18,645,088
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	17,584,985	16,512,158
Series 2018-H4 Class A4, 4.31% 12/15/51	4,191,000	4,006,333
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,783,000	1,628,081
Class C, 3.1771% 11/10/36 (b)(c)	1,712,000	1,526,088
Series 2021-L6 Class XA, 1.2063% 6/15/54 (c)(n)	28,430,039	1,520,566
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	10,362,382	9,318,997
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.4808% 1/6/29 (b)(c)	14,200,000	14,646,545
NYT Mortgage Trust floater Series 2019-NYT Class A, CME Term SOFR 1 Month Index + 1.490% 6.815% 12/15/35 (b)(c)(h)	20,822,000	20,268,916
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(h)	19,261,636	19,333,867
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(h)	11,605,782	11,656,173
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(h)	32,962,743	32,468,302
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(c)(h)	416,800	408,062
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2325% 4/15/36 (b)(c)(h)	23,000,000	22,728,701
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(n)	213,942,750	3,097,784
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(c)(h)	4,954,000	4,768,251
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(c)(h)	2,576,000	2,447,216
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(c)(h)	13,499,928	13,339,616
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(h)	40,009,431	39,828,340
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(h)	23,401,039	23,167,096
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(c)(h)	5,463,687	5,402,221
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(h)	3,282,040	3,238,963
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,041,308	1,009,916
Series 2017-C5 Class ASB, 3.345% 11/15/50	1,723,068	1,658,026
Series 2017-C7 Class ASB, 3.586% 12/15/50	757,942	736,284
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,062,314	1,039,949
Series 2018-C8 Class ASB, 3.903% 2/15/51	1,204,611	1,168,898
Series 2018-C9 Class A4, 4.117% 3/15/51	9,714,061	9,059,104
Series 2019-C17 Class ASB, 2.8655% 10/15/52	11,900,000	11,096,041
Series 2017-C7 Class XA, 0.9871% 12/15/50 (c)(n)	26,751,241	800,598
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	14,678,994	11,821,265
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	376,744
Class X, 0.4294% 10/10/42 (b)(c)(n)	58,746,457	1,358,136
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(h)	16,435,000	16,106,507
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	10,947,384
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,303,579	1,286,812
Series 2016-C32 Class A3, 3.294% 1/15/59	4,392,711	4,230,464
Series 2016-LC25 Class A3, 3.374% 12/15/59	11,928,459	11,343,693
Series 2017-C40 Class ASB, 3.395% 10/15/50	733,135	709,109
Series 2017-C41 Class ASB, 3.39% 11/15/50	125,416	121,188
Series 2017-RC1 Class ASB, 3.453% 1/15/60	587,078	571,138
Series 2018-C44 Class ASB, 4.167% 5/15/51	852,464	832,664
Series 2018-C47 Class ASB, 4.365% 9/15/61	8,420,245	8,270,399
Series 2019-C49 Class ASB, 3.933% 3/15/52	11,773,941	11,516,906
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,386,182
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,900,000	1,790,616
Series 2021-C61 Class ASB, 2.525% 11/15/54	2,700,000	2,417,000
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,042,352	1,030,538
Series 2017-C42 Class XA, 0.8595% 12/15/50 (c)(n)	1,396,675	36,817
Series 2018-C46 Class XA, 0.9198% 8/15/51 (c)(n)	29,078,464	643,559
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	3,680,687
Series 2019-C54 Class XA, 0.8185% 12/15/52 (c)(n)	62,535,689	2,255,431
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	744,543
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	3,448,416	3,383,159
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,678,617,130)		2,645,575,604

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	870,000	1,160,111
California Gen. Oblig. Series 2010, 7.625% 3/1/40	190,000	230,392
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,344,779
TOTAL MUNICIPAL SECURITIES (Cost $6,064,846)		5,735,282

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
1% 5/15/38(Reg. S)	EUR	11,010,000	9,723,908
3.25% 7/4/42	EUR	5,200,000	6,157,279
Japan Government 0.005% 2/1/25	JPY	1,320,250,000	8,803,986
Panamanian Republic 3.298% 1/19/33		18,075,000	13,669,219
United Mexican States:
3.25% 4/16/30		1,247,000	1,105,478
3.5% 2/12/34		1,035,000	856,235
4.5% 4/22/29		3,114,000	2,993,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,808,075)			43,309,905

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 1/14/31 (Reg. S)	EUR	3,200,000	2,856,162
0.625% 1/22/29 (Reg. S)	EUR	4,100,000	3,989,806
3% 11/15/28 (Reg. S)	EUR	6,800,000	7,397,990
European Union:
0% 10/4/28 (Reg. S)	EUR	2,800,000	2,659,478
0% 10/4/30 (Reg. S)	EUR	2,000,000	1,802,943
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $18,597,963)			18,706,379

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(h)(r)(s)	494,949	145,391
Tranche DD, term loan NULL 16.3225% 10/2/24 (c)(s)	51,347	51,090
		196,481
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (c)(h)(s)	751,871	751,781
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 2/9/32 (h)(s)(t)	10,000	10,225
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (c)(h)(s)	1,658,043	1,655,042
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (c)(h)(s)	1,280,794	1,278,925
TOTAL MATERIALS		2,933,967
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (c)(h)(s)	237,000	236,073
TOTAL BANK LOAN OBLIGATIONS (Cost $4,343,142)		4,128,527

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	2,954,000	2,907,685
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	2,324,000	2,278,459
KeyBank NA 6.95% 2/1/28	619,000	631,666
Regions Bank 6.45% 6/26/37	5,877,000	5,964,213
TOTAL BANK NOTES (Cost $12,316,342)		11,782,023

Fixed-Income Funds - 47.4%
	Shares	Value ($)
Bank Loan Funds - 1.5%
Fidelity Advisor Floating Rate High Income Fund Class Z (u)	104,392,720	971,896,224
High Yield Fixed-Income Funds - 2.1%
Fidelity Advisor New Markets Income Fund Class Z (u)	92,143,393	1,136,128,035
Fidelity SAI High Income Fund (u)	27,597,522	245,341,975
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,381,470,010
Inflation-Protected Bond Funds - 0.3%
Fidelity Inflation-Protected Bond Index Fund (u)	25,264,585	226,875,973
Intermediate Government Funds - 13.2%
Fidelity Advisor Government Income Fund Class Z (u)	32,904,496	299,101,867
Fidelity Intermediate Treasury Bond Index Fund (u)	244,342,892	2,333,474,622
Fidelity SAI U.S. Treasury Bond Index Fund (u)	715,094,002	6,192,714,054
TOTAL INTERMEDIATE GOVERNMENT FUNDS		8,825,290,543
Intermediate-Term Bond Funds - 24.0%
Fidelity SAI International Credit Fund (u)	30,795,708	317,195,789
Fidelity SAI Total Bond Fund (u)	1,755,336,402	15,640,047,304
Fidelity Sustainability Bond Index Fund (u)	2,517,168	23,006,915
Fidelity U.S. Bond Index Fund (u)	8,520,987	86,999,275
TOTAL INTERMEDIATE-TERM BOND FUNDS		16,067,249,283
Long Government Bond Funds - 4.1%
Fidelity SAI Long-Term Treasury Bond Index Fund (u)	377,034,243	2,707,105,864
Sector Funds - 1.6%
Fidelity Advisor Real Estate Income Fund Class Z (u)	94,834,514	1,096,286,978
Short-Term Bond - 0.6%
Fidelity Short-Term Treasury Bond Index Fund (u)	40,958,313	411,221,467
TOTAL FIXED-INCOME FUNDS (Cost $35,005,995,459)		31,687,396,342

Short-Term Funds - 0.7%
	Shares	Value ($)
Short-Term Funds - 0.7%
Fidelity SAI Short-Term Bond Fund (u) (Cost $464,469,020)	48,733,582	468,329,720

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.748% (Reg. S) (c)(i)	500,000	502,707
3.875% (Reg. S) (c)(i)	2,300,000	2,246,656
		2,749,363
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(i)	3,000,000	2,991,114
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. 5.75% 7/15/80 (c)	3,553,000	3,313,874
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(h)(i)	1,405,000	1,388,018
		4,701,892
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(i)	1,235,000	1,321,440
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2361% (c)(h)(i)	19,859,000	18,899,260
4.9% (c)(i)	9,500,000	9,104,943
Barclays PLC:
5.875% (Reg. S) (c)(i)	1,150,000	1,428,015
8.875% (c)(i)	500,000	629,572
BNP Paribas SA 6.625% (Reg. S) (c)(i)	1,485,000	1,485,000
Lloyds Banking Group PLC 5.125% (c)(i)	200,000	245,467
Wells Fargo & Co. 7.625% (c)(i)	640,000	677,203
		33,790,900
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (c)(i)	1,030,000	848,286
5.375% (c)(i)	260,000	256,403
Credit Suisse Group AG Claim (r)	4,925,000	578,688
UBS Group AG:
4.375% (b)(c)(i)	2,239,000	1,788,369
4.875% (b)(c)(i)	4,770,000	4,343,182
		7,814,928
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(i)	2,940,000	2,521,191
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(i)	3,450,000	3,357,188
TOTAL FINANCIALS		47,484,207
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (c)(i)	570,000	652,596
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (c)(i)	3,900,000	2,065,409
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (c)(h)(i)	4,750,000	2,516,617
Citycon Oyj 4.496% (Reg. S) (c)(i)	850,000	792,362
CPI Property Group SA 3.75% (Reg. S) (c)(i)	2,370,000	934,946
Grand City Properties SA 1.5% (Reg. S) (c)(i)	4,300,000	2,556,092
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(i)	3,735,000	2,745,016
3.625% (Reg. S) (c)(i)	195,000	125,463
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(i)	1,385,000	276,718
		12,012,623
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (c)(i)	1,135,000	1,357,493
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(i)	520,000	551,478
TOTAL UTILITIES		1,908,971
TOTAL PREFERRED SECURITIES (Cost $91,812,140)		72,500,766

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (v)	2,575,184,663	2,575,699,700
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24% (u)(w)	271,400,876	271,400,876
Fidelity Securities Lending Cash Central Fund 5.39% (v)(x)	138,914,909	138,928,800
TOTAL MONEY MARKET FUNDS (Cost $2,986,029,337)		2,986,029,376

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	2,139,340
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	1,664,330
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	56,000,000	2,853,865

TOTAL PUT OPTIONS			6,657,535
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	61,100,000	2,225,502
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	49,700,000	1,892,163
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	56,000,000	1,199,327

TOTAL CALL OPTIONS			5,316,992
TOTAL PURCHASED SWAPTIONS (Cost $12,090,840)			11,974,527

TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $81,180,766,151)	76,241,017,306
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(9,336,814,023)
NET ASSETS - 100.0%	66,904,203,283

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(875,000)	(712,080)
2% 3/1/54	(8,625,000)	(7,019,077)
2% 3/1/54	(1,400,000)	(1,139,328)
2% 3/1/54	(91,375,000)	(74,361,523)
2% 3/1/54	(11,450,000)	(9,318,079)
2% 3/1/54	(450,000)	(366,213)
2% 3/1/54	(4,825,000)	(3,926,614)
2% 3/1/54	(9,975,000)	(8,117,715)
2% 3/1/54	(79,150,000)	(64,412,745)
2% 3/1/54	(3,400,000)	(2,766,940)
2% 3/1/54	(19,950,000)	(16,235,430)
2% 3/1/54	(158,400,000)	(128,906,870)
2% 3/1/54	(750,000)	(610,355)
2% 3/1/54	(5,950,000)	(4,842,146)
2% 3/1/54	(6,800,000)	(5,533,881)
2% 3/1/54	(250,000)	(203,452)
2% 3/1/54	(229,650,000)	(186,890,548)
2% 3/1/54	(28,950,000)	(23,559,684)
2% 3/1/54	(10,050,000)	(8,178,750)
2% 3/1/54	(22,450,000)	(18,269,945)
2% 3/1/54	(177,600,000)	(144,531,946)
2% 3/1/54	(9,650,000)	(7,853,228)
2% 3/1/54	(2,250,000)	(1,831,064)
2% 3/1/54	(17,750,000)	(14,445,057)
2.5% 3/1/54	(1,000,000)	(846,162)
2.5% 3/1/54	(4,075,000)	(3,448,110)
2.5% 3/1/54	(350,000)	(296,157)
2.5% 3/1/54	(5,300,000)	(4,484,658)
2.5% 3/1/54	(43,600,000)	(36,892,659)
3% 3/1/54	(164,750,000)	(144,477,447)
3% 3/1/54	(22,100,000)	(19,380,586)
3% 3/1/54	(7,700,000)	(6,752,512)
3% 3/1/54	(5,375,000)	(4,713,604)
3% 3/1/54	(40,175,000)	(35,231,450)
3% 3/1/54	(1,875,000)	(1,644,281)
6.5% 3/1/54	(6,150,000)	(6,234,082)
6.5% 3/1/54	(42,400,000)	(42,979,689)
6.5% 3/1/54	(1,500,000)	(1,520,508)
6.5% 3/1/54	(6,700,000)	(6,791,602)
6.5% 3/1/54	(60,150,000)	(60,972,365)
6.5% 3/1/54	(1,100,000)	(1,115,039)

TOTAL GINNIE MAE		(1,111,813,581)

Uniform Mortgage Backed Securities
2% 3/1/54	(50,750,000)	(39,892,078)
2% 3/1/54	(4,800,000)	(3,773,044)
2% 3/1/54	(25,250,000)	(19,847,783)
2% 3/1/54	(2,400,000)	(1,886,522)
2% 3/1/54	(63,800,000)	(50,150,041)
2% 3/1/54	(31,700,000)	(24,917,810)
2% 3/1/54	(10,800,000)	(8,489,349)
2% 3/1/54	(5,350,000)	(4,205,372)
2% 3/1/54	(23,625,000)	(18,570,450)
2% 3/1/54	(16,600,000)	(13,048,443)
2% 3/1/54	(2,600,000)	(2,043,732)
2% 3/1/54	(1,850,000)	(1,454,194)
2% 3/1/54	(5,400,000)	(4,244,674)
2% 3/1/54	(400,000)	(314,420)
2% 3/1/54	(2,100,000)	(1,650,707)
2% 3/1/54	(254,950,000)	(200,403,651)
2% 3/1/54	(201,550,000)	(158,428,539)
2% 3/1/54	(104,350,000)	(82,024,401)
2% 3/1/54	(18,350,000)	(14,424,032)
2% 3/1/54	(12,400,000)	(9,747,030)
2% 3/1/54	(23,150,000)	(18,197,076)
2% 3/1/54	(2,750,000)	(2,161,640)
2% 3/1/54	(118,300,000)	(92,989,810)
2% 3/1/54	(26,250,000)	(20,633,834)
2% 3/1/54	(21,200,000)	(16,664,277)
2% 3/1/54	(42,900,000)	(33,721,579)
2% 3/1/54	(4,700,000)	(3,694,439)
2% 3/1/54	(3,300,000)	(2,593,968)
2% 3/1/54	(26,775,000)	(21,046,510)
2% 3/1/54	(3,800,000)	(2,986,993)
2% 3/1/54	(50,775,000)	(39,911,729)
2% 3/1/54	(40,425,000)	(31,776,104)
2% 3/1/54	(8,600,000)	(6,760,037)
2.5% 3/1/54	(82,050,000)	(67,409,203)
2.5% 3/1/54	(210,250,000)	(172,733,516)
2.5% 3/1/54	(10,100,000)	(8,297,781)
2.5% 3/1/54	(32,600,000)	(26,782,938)
2.5% 3/1/54	(4,400,000)	(3,614,875)
2.5% 3/1/54	(9,200,000)	(7,558,375)
2.5% 3/1/54	(7,800,000)	(6,408,188)
3% 3/1/54	(25,400,000)	(21,730,891)
3% 3/1/54	(299,150,000)	(255,936,855)
3% 3/1/54	(218,800,000)	(187,193,662)
3% 3/1/54	(35,600,000)	(30,457,470)
3% 3/1/54	(4,100,000)	(3,507,742)
3% 3/1/54	(32,100,000)	(27,463,055)
3% 3/1/54	(800,000)	(684,438)
3% 3/1/54	(2,600,000)	(2,224,422)
3% 3/1/54	(3,300,000)	(2,823,305)
3% 3/1/54	(28,475,000)	(24,361,698)
3.5% 3/1/54	(4,850,000)	(4,314,416)
4.5% 3/1/54	(14,950,000)	(14,147,605)
5% 3/1/54	(1,900,000)	(1,842,703)
5% 3/1/54	(7,450,000)	(7,225,336)
5% 3/1/54	(74,400,000)	(72,156,379)
5.5% 3/1/54	(14,000,000)	(13,850,157)
5.5% 3/1/54	(2,825,000)	(2,794,764)
5.5% 3/1/54	(2,100,000)	(2,077,523)
5.5% 3/1/54	(20,400,000)	(20,181,657)
5.5% 3/1/54	(800,000)	(791,438)
5.5% 3/1/54	(14,300,000)	(14,146,946)
5.5% 3/1/54	(925,000)	(915,100)
5.5% 3/1/54	(16,100,000)	(15,927,680)
6% 3/1/54	(850,000)	(853,719)
6% 3/1/54	(10,350,000)	(10,395,281)
6% 3/1/54	(50,000)	(50,219)
6% 3/1/54	(1,375,000)	(1,381,016)
6% 3/1/54	(13,650,000)	(13,709,719)
6% 3/1/54	(125,000)	(125,547)
6% 3/1/54	(1,250,000)	(1,255,469)
6% 3/1/54	(25,000)	(25,109)
6% 3/1/54	(250,000)	(251,094)
6% 3/1/54	(2,400,000)	(2,410,500)
6% 3/1/54	(28,900,000)	(29,026,438)
6% 3/1/54	(200,000)	(200,875)
6% 3/1/54	(19,750,000)	(19,836,406)
6% 3/1/54	(11,650,000)	(11,700,969)
6% 3/1/54	(2,400,000)	(2,410,500)
6% 3/1/54	(1,400,000)	(1,406,125)
6% 3/1/54	(3,400,000)	(3,414,875)
6% 3/1/54	(42,200,000)	(42,384,625)
6% 3/1/54	(5,900,000)	(5,925,813)
6% 3/1/54	(24,400,000)	(24,506,750)
6.5% 3/1/54	(1,950,000)	(1,984,125)
6.5% 3/1/54	(1,350,000)	(1,373,625)
6.5% 3/1/54	(26,250,000)	(26,709,375)
6.5% 3/1/54	(18,450,000)	(18,772,875)
6.5% 3/1/54	(3,900,000)	(3,968,250)
6.5% 3/1/54	(28,300,000)	(28,795,250)
6.5% 3/1/54	(5,200,000)	(5,291,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,230,379,935)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,348,880,936)		(3,342,193,516)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	11,000,000	(389,228)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	3,800,000	(147,706)

TOTAL PUT SWAPTIONS			(536,934)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	11,000,000	(532,146)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	3,800,000	(158,987)

TOTAL CALL SWAPTIONS			(691,133)
TOTAL WRITTEN SWAPTIONS			(1,228,067)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	28	Mar 2024	2,093,294	7,918	7,918
TME 10 Year Canadian Note Contracts (Canada)	102	Jun 2024	9,009,129	(33,466)	(33,466)

TOTAL BOND INDEX CONTRACTS					(25,548)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,729	Jun 2024	558,762,750	292,985	292,985
CBOT 5-Year U.S. Treasury Note Contracts (United States)	548	Jun 2024	58,584,625	108,455	108,455
CBOT Long Term U.S. Treasury Bond Contracts (United States)	165	Jun 2024	19,676,250	192,991	192,991
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	91	Jun 2024	11,636,625	168,992	168,992

TOTAL TREASURY CONTRACTS					763,423

TOTAL PURCHASED					737,875

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	36	Jun 2024	4,457,484	(19,544)	(19,544)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,883	Jun 2024	318,391,313	(1,121,188)	(1,121,188)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	103	Jun 2024	11,011,344	(21,128)	(21,128)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	366	Jun 2024	43,645,500	(429,721)	(429,721)

TOTAL TREASURY CONTRACTS					(1,572,037)

TOTAL SOLD					(1,591,581)

TOTAL FUTURES CONTRACTS					(853,706)
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	296,000	USD	221,743	JPMorgan Chase Bank, N.A.	4/12/24	(3,510)
EUR	355,000	USD	385,816	BNP Paribas S.A.	4/12/24	(1,497)
EUR	429,000	USD	462,629	Bank of America, N.A.	4/12/24	1,801
EUR	9,030,000	USD	9,783,408	Bank of America, N.A.	4/12/24	(7,635)
EUR	1,289,000	USD	1,404,171	Canadian Imperial Bk. of Comm.	4/12/24	(8,715)
EUR	996,000	USD	1,075,360	Canadian Imperial Bk. of Comm.	4/12/24	2,898
EUR	224,000	USD	243,513	Canadian Imperial Bk. of Comm.	4/12/24	(1,013)
EUR	161,000	USD	175,057	Canadian Imperial Bk. of Comm.	4/12/24	(760)
EUR	1,926,000	USD	2,106,057	JPMorgan Chase Bank, N.A.	4/12/24	(20,991)
GBP	720,000	USD	912,974	Bank of America, N.A.	4/12/24	(3,897)
GBP	583,000	USD	739,140	Bank of America, N.A.	4/12/24	(3,040)
GBP	1,035,000	USD	1,319,908	Brown Brothers Harriman & Co	4/12/24	(13,109)
GBP	290,000	USD	369,330	Brown Brothers Harriman & Co	4/12/24	(3,173)
GBP	971,000	USD	1,232,241	Brown Brothers Harriman & Co	4/12/24	(6,249)
GBP	324,000	USD	409,429	Canadian Imperial Bk. of Comm.	4/12/24	(344)
GBP	100,000	USD	127,375	Goldman Sachs Bank USA	4/12/24	(1,114)
GBP	350,000	USD	444,166	JPMorgan Chase Bank, N.A.	4/12/24	(2,254)
GBP	587,000	USD	745,765	JPMorgan Chase Bank, N.A.	4/12/24	(4,614)
GBP	1,072,000	USD	1,359,959	JPMorgan Chase Bank, N.A.	4/12/24	(6,444)
JPY	866,400,000	USD	6,032,221	JPMorgan Chase Bank, N.A.	4/12/24	(216,070)
USD	185,855	AUD	277,000	Brown Brothers Harriman & Co	4/12/24	5,577
USD	111,213	CAD	150,000	Brown Brothers Harriman & Co	4/12/24	622
USD	47,252	CAD	64,000	Brown Brothers Harriman & Co	4/12/24	66
USD	104,840	CAD	141,000	Canadian Imperial Bk. of Comm.	4/12/24	884
USD	306,444	CAD	410,000	JPMorgan Chase Bank, N.A.	4/12/24	4,162
USD	636,962	EUR	578,000	BNP Paribas S.A.	4/12/24	11,226
USD	908,585	EUR	834,000	BNP Paribas S.A.	4/12/24	5,706
USD	2,349,796	EUR	2,139,000	Brown Brothers Harriman & Co	4/12/24	34,140
USD	1,228,235	EUR	1,127,000	Brown Brothers Harriman & Co	4/12/24	8,158
USD	142,193,365	EUR	129,511,000	Citibank, N. A.	4/12/24	1,986,264
USD	384,714	EUR	355,000	Goldman Sachs Bank USA	4/12/24	395
USD	6,952,807	EUR	6,320,000	JPMorgan Chase Bank, N.A.	4/12/24	110,849
USD	174,474	EUR	160,000	JPMorgan Chase Bank, N.A.	4/12/24	1,260
USD	148,282	GBP	116,000	BNP Paribas S.A.	4/12/24	1,820
USD	62,589,204	GBP	49,198,000	Bank of America, N.A.	4/12/24	471,455
USD	6,120,423	JPY	867,350,000	Royal Bank of Canada	4/12/24	297,895
USD	8,859,875	JPY	1,319,950,000	Royal Bank of Canada	4/12/24	(961)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,639,788
Unrealized Appreciation						2,945,178
Unrealized Depreciation						(305,390)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,830,000	(39,410)	(91,030)	(130,440)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,780,000	(3,618)	(25,051)	(28,668)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		16,080,000	(100,578)	(173,576)	(274,154)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(328,819)	(306,102)	(634,921)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	38,429	(118,617)	(80,188)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,060,000	(231,278)	(711,006)	(942,285)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,590,000	(215,504)	(357,209)	(572,714)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,640,000	(805,031)	(963,872)	(1,768,903)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		10,030,000	(1,497,792)	(3,042,682)	(4,540,474)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,200,000	(382,360)	(885,485)	(1,267,845)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,640,000	(217,741)	(471,714)	(689,455)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,220,000	(712,143)	(852,211)	(1,564,353)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,576,000	(357,300)	(1,074,497)	(1,431,797)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,930,000	(1,075,493)	(1,142,436)	(2,217,929)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		980,000	(197,139)	(252,564)	(449,703)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,690,000	(449,814)	(486,137)	(935,952)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	(18,116)	(49,265)	(67,382)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,600,000	(191,522)	(507,850)	(699,372)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		3,970,000	(339,757)	(959,114)	(1,298,872)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	(4,099)	(99,518)	(103,617)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		4,580,000	(613,090)	(1,317,960)	(1,931,050)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,290,000	(290,443)	(645,543)	(935,986)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		2,190,000	(242,173)	(582,460)	(824,632)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		4,646,000	(430,277)	(1,156,160)	(1,586,437)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,330,000	(437,217)	(582,684)	(1,019,901)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		5,830,000	(1,170,955)	(1,484,259)	(2,655,214)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	(15,281)	(45,230)	(60,511)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,920,000	(283,632)	(444,791)	(728,423)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	(40,209)	(322,228)	(362,436)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		2,595,000	(71,284)	(426,233)	(497,517)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		2,300,000	(18,618)	(333,416)	(352,035)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		2,200,000	(23,930)	(313,156)	(337,086)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,000,000	(19,254)	(282,871)	(302,125)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,300,000	(10,523)	(188,453)	(198,976)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,560,000	(43,744)	3,188	(40,556)

TOTAL BUY PROTECTION								(10,839,715)	(20,692,192)	(31,531,909)
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	(1,945)	8,766	6,820
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	874,446	673,816	1,548,262
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	1,013,634	769,564	1,783,198
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		8,930,000	194,291	231,072	425,363
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		17,720,000	210,446	476,200	686,647
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		24,670,000	585,972	662,972	1,248,944
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,530,000	28,064	126,963	155,027
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		5,690,000	139,304	244,093	383,398
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		1,740,000	20,043	52,087	72,130

TOTAL SELL PROTECTION								3,064,255	3,245,533	6,309,789
TOTAL CREDIT DEFAULT SWAPS								(7,775,460)	(17,446,659)	(25,222,120)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	931,591,000	6,033,415	0	6,033,415
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	58,387,000	319,765	0	319,765
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	39,007,000	261,574	0	261,574
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	363,437,000	2,703,662	0	2,703,662
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2034	194,000	1,218	0	1,218
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	29,772,000	154,696	0	154,696
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	7,902,000	(53,843)	0	(53,843)
TOTAL INTEREST RATE SWAPS							9,420,487	0	9,420,487

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,867,529,989 or 7.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,598 or 0.0% of net assets.

(g)	Level 3 security
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $82,046,320.

(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,726,892.
(l)	Security or a portion of the security is on loan at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $36,962,836.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)	Non-income producing - Security is in default.
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)	Affiliated Fund
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	103,420

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	757,307,566	10,270,917,578	8,452,525,444	59,071,945	-	-	2,575,699,700	4.8%
Fidelity Securities Lending Cash Central Fund 5.39%	-	139,091,100	162,300	1,124	-	-	138,928,800	0.4%
Total	757,307,566	10,410,008,678	8,452,687,744	59,073,069	-	-	2,714,628,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Floating Rate High Income Fund Class Z	1,068,957,235	68,770,251	200,011,599	68,758,652	(4,670,079)	38,850,416	971,896,224
Fidelity Advisor Government Income Fund Class Z	495,406,338	34,714,470	219,505,894	9,711,329	(38,356,772)	26,843,725	299,101,867
Fidelity Advisor New Markets Income Fund Class Z	1,070,993,479	47,305,548	75,000,000	47,305,549	(16,705,910)	109,534,918	1,136,128,035
Fidelity Advisor Real Estate Income Fund Class Z	867,594,233	191,575,593	-	41,575,593	-	37,117,152	1,096,286,978
Fidelity Inflation-Protected Bond Index Fund	125,444,911	209,571,101	100,000,129	9,570,973	(2,881,861)	(5,258,049)	226,875,973
Fidelity Intermediate Treasury Bond Index Fund	1,359,945,732	1,005,509,777	-	36,496,550	-	(31,980,887)	2,333,474,622
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24%	421,616,686	4,046,340,096	4,196,555,906	8,962,296	-	-	271,400,876
Fidelity SAI High Income Fund	390,411,817	15,782,779	175,011,013	15,771,765	(14,333,353)	28,491,745	245,341,975
Fidelity SAI International Credit Fund	251,947,093	57,608,678	-	7,608,679	-	7,640,018	317,195,789
Fidelity SAI Long-Term Treasury Bond Index Fund	2,824,132,623	271,083,433	150,000,000	71,083,433	(60,101,278)	(178,008,914)	2,707,105,864
Fidelity SAI Short-Term Bond Fund	378,422,461	86,939,039	-	11,939,039	-	2,968,220	468,329,720
Fidelity SAI Total Bond Fund	14,844,520,012	1,135,168,085	300,000,000	515,168,044	(39,470,056)	(170,737)	15,640,047,304
Fidelity SAI U.S. Treasury Bond Index Fund	6,369,367,993	507,952,284	575,000,000	107,952,284	(109,386,692)	(219,531)	6,192,714,054
Fidelity Short-Term Treasury Bond Index Fund	718,184,966	285,320,582	600,002,316	10,312,363	6,375,840	1,342,395	411,221,467
Fidelity Sustainability Bond Index Fund	22,747,368	526,864	-	526,877	-	(267,317)	23,006,915
Fidelity U.S. Bond Index Fund	3,228,930,206	161,812,007	3,165,013,148	36,788,668	(390,297,416)	251,567,626	86,999,275
	34,438,623,153	8,125,980,587	9,756,100,005	999,532,094	(669,827,577)	288,450,780	32,427,126,938

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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